   As filed with the Securities and Exchange Commission on December 24, 2003

                                                             File Nos. 2-91556
                                                                      811-4052

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 35
                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 42

                              CITIFUNDS TRUST III
               (Exact Name of Registrant as Specified in Charter)

                   125 Broad Street, New York, New York 10004
                    (Address of Principal Executive Officers)

        Registrant's Telephone Number, including Area Code: 800-451-2010

    Robert I. Frenkel, 300 First Stamford Place, Stamford, Connecticut 06902
                     (Name and Address of Agent for Service)

                                    Copy to:
           Roger P. Joseph, Bingham McCutchen LLP, 150 Federal Street,
                           Boston, Massachusetts 02110


It is proposed that this filing will become effective on December 29, 2003 pursuant to paragraph (b) of Rule 485.

Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio and Cash Reserves Portfolio have also executed this Registration Statement.

CITIFUNDS(R)
MONEY MARKET FUNDS
CLASS N

Citi(SM) Cash Reserves
Citi(SM) U.S. Treasury Reserves
Citi(SM) Tax Free Reserves
Citi(SM) California Tax Free Reserves
Citi(SM) Connecticut Tax Free Reserves
Citi(SM) New York Tax Free Reserves

[graphic omitted]


Prospectus
December 29, 2003


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

                                                             [logo] CitiFUNDS(R)
                                                             -------------------
                                                             MONEY MARKET SERIES


INVESTMENT PRODUCTS: NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

[graphic omitted]

TABLE OF CONTENTS


FUNDS AT A GLANCE ..............................................    3
         Citi Cash Reserves.....................................    4
         Citi U.S. Treasury Reserves............................    8
         Citi Tax Free Reserves.................................   12
         Citi California Tax Free Reserves......................   16
         Citi Connecticut Tax Free Reserves.....................   21
         Citi New York Tax Free Reserves........................   26

YOUR ACCOUNT ...................................................   31
         How To Buy Shares......................................   31
         How The Price Of Your Shares Is Calculated.............   31
         How To Sell Shares.....................................   31
         Exchanges..............................................   32
         Dividends..............................................   32
         Tax Matters............................................   32

MANAGEMENT OF THE FUNDS ........................................   34
         Manager................................................   34
         Management Fees........................................   35
         Distribution Arrangements..............................   35
         Recent Developments ...................................   35

MORE ABOUT THE FUNDS ...........................................   36
         Principal Investment Strategies........................   36

FINANCIAL HIGHLIGHTS............................................   41

FUNDS AT A GLANCE

Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

Each Fund has its own goals and investment strategies, and each offers a different mix of investments. Of course, there is no assurance that any Fund will achieve its investment goals.

The four Tax Free Funds invest primarily in high quality municipal securities and most of the dividends they pay are exempt from federal and, in certain cases, state income taxes. The Tax Free Funds are non-diversified funds and have more risk than more broadly diversified money market funds.

CITI CASH RESERVES
This summary briefly describes Citi Cash Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 36.

FUND GOAL
The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Cash Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These may include:

    o obligations of U.S. and non-U.S. banks;

    o commercial paper and asset-backed securities;

    o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations; and

    o obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada.

The Fund may invest more than 25% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Cash Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in debt securities that are rated, when the Fund buys them, in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

FOREIGN SECURITIES. You should be aware that investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may be less liquid and more volatile than United States markets. As a result, there may be rapid changes in the value of foreign securities. Non-U.S. markets also may offer less protection to investors, such as the Fund.

CONCENTRATION IN THE BANKING INDUSTRY. Cash Reserves may concentrate in bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Cash Reserves if:

    o You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o You're seeking higher returns than are usually available from U.S. Treasury money market funds.

Don't invest in the Fund if:

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

If you are seeking tax-advantaged income, consider the Tax Free Funds.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet 1st Tier Taxable Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or terminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CASH RESERVES
ANNUAL TOTAL RETURNS -- CLASS N


                1993                           2.71%
                1994                           3.84%
                1995                           5.59%
                1996                           4.97%
                1997                           5.14%
                1998                           5.05%
                1999                           4.68%
                2000                           5.88%
                2001                           3.78%
                2002                           1.34%

As of September 30, 2003, Class N shares had a year-to-date return of 0.45%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               1.53%             December 31, 2000
Lowest                0.27%             December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002


                                  1 Year       5 Years     10 Years
Cash Reserves-Class N              1.34%        4.14%        4.29%

iMoneyNet 1st Tier
Taxable Money Market Funds
Average                            1.12%        4.03%        4.22%


FUND FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

    FEE TABLE
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment

    ------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                  None
    Maximum Deferred Sales Charge (Load)                              None

    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
    ------------------------------------------------------------------------
    Management Fees                                                   0.55%
    Distribution (12b-1) Fees (includes service fees)                 0.25%


    Other Expenses                                                    0.05%
    ------------------------------------------------------------------------
    Total Annual Operating Expenses*                                  0.85%
    ------------------------------------------------------------------------


       * Because of voluntary waivers and/or reimbursements, actual
         total operating expenses are expected to be:                 0.70%

        These fee waivers and reimbursements may be reduced or terminated at any time.

    (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Cash Reserves Portfolio. This table reflects the expenses of both the Fund and Cash Reserves Portfolio.
    ------------------------------------------------------------------------

EXAMPLE

    ------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    CITI CASH RESERVES
                        1 YEAR       3 YEARS       5 YEARS       10 YEARS
    ------------------------------------------------------------------------
    CLASS N SHARES       $87           $271          $471         $1,049
    ------------------------------------------------------------------------

CITI U.S. TREASURY RESERVES
This summary briefly describes Citi U.S. Treasury Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 36.

FUND GOAL
The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

MAIN INVESTMENT STRATEGIES
Under normal market conditions, U.S. Treasury Reserves invests all of its assets in:

    o   U.S. Treasury bills, notes and bonds;

    o   Treasury receipts; and

    o Securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Treasury.

Although the Fund is permitted to maintain a weighted average maturity of up to 90 days, under normal conditions the Fund will maintain a shorter maturity. The Fund may not generate as high a yield as other funds with longer weighted average maturities.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although U.S. Treasury Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in U.S. Treasury Reserves if:

    o You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o You want the added safety of a fund that invests only in U.S. government securities.

Don't invest in the Fund if:

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

If you are seeking tax-advantaged income, consider the Tax Free Funds.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet 100% U.S. Treasury Rated Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. The Fund's performance reflects certain fee waivers and reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

U.S. TREASURY RESERVES
ANNUAL TOTAL RETURNS -- CLASS N


                1993                           2.54%
                1994                           3.44%
                1995                           5.09%
                1996                           4.59%
                1997                           4.64%
                1998                           4.50%
                1999                           4.06%
                2000                           5.39%
                2001                           3.40%
                2002                           1.06%

As of September 30, 2003, Class N shares had a year-to-date return of 0.34%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               1.42%             December 31, 2000
Lowest                0.22%             December 31, 2002


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002

                                  1 Year       5 Years     10 Years
U.S. Treasury Reserves-
 Class N                           1.06%        3.67%        3.86%

iMoneyNet 100% U.S. Treasury
 Rated Money Market Funds
 Average                           1.18%        3.83%        3.99%


FUND FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

    ------------------------------------------------------------------------
    FEE TABLE
    ------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
    ------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                  None
    Maximum Deferred Sales Charge (Load)                              None

    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
    ------------------------------------------------------------------------
    Management Fees                                                   0.55%
    Distribution (12b-1) Fees (includes service fees)                 0.25%


   Other Expenses                                                    0.10%
    ------------------------------------------------------------------------
    Total Annual Operating Expenses*                                  0.90%
    ------------------------------------------------------------------------
    *   Because of voluntary waivers and/or reimbursements, actual
        total operating expenses are expected to be:                  0.70%


        These fee waivers and reimbursements may be reduced or terminated at any time.

    (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, U.S. Treasury Reserves Portfolio. This table reflects the expenses of both the Fund and U.S. Treasury Reserves Portfolio.
    ------------------------------------------------------------------------

EXAMPLE

    ------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    CITI U.S. TREASURY RESERVES     1 YEAR    3 YEARS    5 YEARS    10 YEARS
    ------------------------------------------------------------------------
    CLASS N SHARES                   $92        $287       $498      $1,108
    ------------------------------------------------------------------------

CITI TAX FREE RESERVES
This summary briefly describes Citi Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 36.

FUND GOALS
The Fund's goals are to provide shareholders high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

    o Tax Free Reserves invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minumum tax.

    o Subject to this 80% policy, the Fund may invest in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

Please note that the Fund invests in securities through an underlying mutual fund.

MAIN RISKS
Investing in a mutual fund involves risk. Although Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund and may invest 25% or more of its assets in securities of issuers that are located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in these policies when you compare the Fund with a more diversified mutual fund.

CONCENTRATION IN THE BANKING INDUSTRY. Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and/ or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Tax Free Reserves if:

    o You're seeking federally tax-exempt income from your investment.*

    o You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

* Some income may be subject to tax. Consult your personal tax adviser.

    o You're seeking long-term growth of capital or high income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet General Purpose Tax Free Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

TAX FREE RESERVES
ANNUAL TOTAL RETURNS -- CLASS N


                1993                           1.92%
                1994                           2.35%
                1995                           3.34%
                1996                           2.91%
                1997                           3.12%
                1998                           2.96%
                1999                           2.72%
                2000                           3.58%
                2001                           2.33%
                2002                           0.99%


As of September 30, 2003, Class N shares had a year-to-date return of 0.38%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               0.94%             June 30, 2000
Lowest                0.22%             September 30, 2002


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002


                                  1 Year       5 Years     10 Years

Tax Free Reserves -
 Class N                           0.99%        2.51%        2.62%

iMoneyNet General
 Purpose Tax Free
 Money Market
 Funds Average                     0.88%        2.41%        2.57%


FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

    ------------------------------------------------------------------------
    FEE TABLE
    ------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
    ------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                  None
    Maximum Deferred Sales Charge (Load)                              None

    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
    ------------------------------------------------------------------------
    Management Fees                                                   0.50%
    Distribution (12b-1) Fees (includes service fees)                 0.25%


    Other Expenses                                                    0.09%
    ------------------------------------------------------------------------
    Total Annual Operating Expenses*                                  0.84%
    ------------------------------------------------------------------------

     *  Because of voluntary waivers and/or reimbursements, actual
        total operating expenses are expected to be:                  0.65%

        These fee waivers and reimbursements may be reduced or terminated at any time.
    (1) Based on current fees and expenses. The Fund invests in securities through an underlying mutual fund, Tax Free Reserves Portfolio. This table reflects the expenses of both the Fund and Tax Free Reserves Portfolio.
    ------------------------------------------------------------------------

EXAMPLE

    ------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    CITI TAX FREE RESERVES        1 YEAR    3 YEARS    5 YEARS      10 YEARS
    ------------------------------------------------------------------------
    CLASS N SHARES                 $86        $268       $466        $1,037

    ------------------------------------------------------------------------

CITI CALIFORNIA TAX FREE RESERVES
This summary briefly describes Citi California Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 36.

FUND GOALS
The Fund's goals are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

    o California Tax Free Reserves invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from both federal and California personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o Subject to this 80% policy, the Fund may purchase municipal obligations whose interest is subject to California personal income taxes and/or the federal alternative minimum tax and other high quality securities that pay interest that is subject to state and federal income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

MAIN RISKS
Investing in a mutual fund involves risk. Although California Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund that invests a large portion of its assets in California issuers and that may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in this policy when you compare the Fund with a more diversified mutual fund.

CALIFORNIA ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in California, the Fund is more exposed to events that adversely affect issuers in California. In particular, issuers of California municipal obligations are dependent upon tax revenues from individuals and businesses, upon revenues from specific projects or from payments by private businesses and may be adversely affected by a downturn in California's economy. California's economy tends to be concentrated in the entertainment and high technology industries, and therefore the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.

You should be aware that California is experiencing economic difficulties as a result of many factors, including the energy crisis, the recent downturn in the high technology sector, coupled with the slowdown in the national economy, and the depressed stock market. This downturn may continue or worsen and could cause the Fund to lose money. If the Fund has difficulty finding high quality California municipal obligations to purchase, the amount of the Fund's income that is subject to California taxes could increase.

CONCENTRATION IN THE BANKING INDUSTRY. California Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in California Tax Free Reserves if:

    o You're seeking tax-exempt income from your investment.*

    o You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o Your income is subject to California personal income taxes.

*Some income may be subject to tax. Consult your personal tax adviser.

Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet California Tax Free Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CALIFORNIA TAX FREE RESERVES
ANNUAL TOTAL RETURNS


                1993                           2.30%
                1994                           2.66%
                1995                           3.57%
                1996                           2.93%
                1997                           3.02%
                1998                           2.82%
                1999                           2.52%
                2000                           3.12%
                2001                           1.98%
                2002                           0.90%

As of September 30, 2003, Class N shares had a year-to-date return of 0.34%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               0.93%             June 30, 1995
Lowest                0.20%             September 30, 2002


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002

                                                          Life of
                                                            Fund
                                                           Since
                                                         March 10,
                                  1 Year     5 Years        1992

California Tax Free Reserves-
Class N                           0.90%       2.27%        2.58%

iMoneyNet California Tax Free
 Money Market Funds Average       0.85%       2.24%        2.47%


FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

    ------------------------------------------------------------------------
    FEE TABLE
    ------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
    ------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                   None
    Maximum Deferred Sales Charge (Load)                               None

    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
    ------------------------------------------------------------------------
    Management Fees                                                   0.45%
    Distribution (12b-1) Fees (includes service fees)                 0.25%


    Other expenses                                                    0.08%
    ------------------------------------------------------------------------
    Total Annual Operating Expenses*                                  0.78%
    ------------------------------------------------------------------------


      * Because of voluntary waivers and/or reimbursements, actual
        total operating expenses are expected to be:                  0.65%

        These fee waivers and reimbursements may be reduced or terminated at any time.
    (1) Based on current fees and expenses.
    ------------------------------------------------------------------------

EXAMPLE

    ------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

    o   you invest $10,000 in the Fund for the time periods indicated;

    o   you reinvest all dividends;

    o   you then sell all of your shares at the end of those periods;

    o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

    o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    CITI CALIFORNIA TAX FREE RESERVES   1 YEAR   3 YEARS   5 YEARS  10 YEARS
    ------------------------------------------------------------------------
    CLASS N SHARES                        $80     $249      $433      $966
    ------------------------------------------------------------------------

CITI CONNECTICUT TAX FREE RESERVES
This summary briefly describes Citi Connecticut Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 36.

FUND GOALS
The Fund's goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

    o Connecticut Tax Free Reserves invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o Subject to this 80% policy, the Fund may purchase municipal obligations whose interest is subject to Connecticut personal income taxes and/or the federal alternative minimum tax and other high quality securities that pay interest that is subject to state and federal income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

MAIN RISKS
Investing in a mutual fund involves risk. Although Connecticut Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund that invests a large portion of its assets in Connecticut issuers and that may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in these policies when you compare the Fund with a more diversified mutual fund.

CONNECTICUT ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in Connecticut, the Fund is more exposed to events that adversely affect issuers in Connecticut. In particular, issuers of Connecticut municipal obligations are dependent upon tax revenues from individuals and businesses, upon revenues from specific projects or upon payments by private businesses and may be adversely affected by a downturn in Connecticut's economy. Connecticut's economy tends to have concentrations in the insurance and defense industries, and therefore, the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.


You should be aware that Connecticut has been experiencing shortfalls in personal income tax collections which have resulted in budget deficits, and these budget deficits may continue. Continuing or worsening economic conditions could cause the Fund to lose money. If the Fund has difficulty finding high quality Connecticut municipal obligations to purchase, the amount of the Fund's income that is subject to Connecticut taxes could increase.


CONCENTRATION IN THE BANKING INDUSTRY. Connecticut Tax Free Reserves may concentrate in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in Connecticut Tax Free Reserves if:

    o You're seeking tax-exempt income from your investment.*

    o You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o Your income is subject to Connecticut personal income tax.

*Some income may be subject to tax. Consult your personal tax adviser.

Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle - such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet Connecticut Tax Free Money Market Funds Average.

The Fund offers two other classes of shares -- Smith Barney Connecticut Money Market Portfolio - Class A and - Class Y shares. Only Class N shares are offered through this prospectus.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

CONNECTICUT TAX FREE RESERVES
ANNUAL TOTAL RETURNS -- CLASS N


                1994                           2.80%
                1995                           3.63%
                1996                           2.97%
                1997                           3.00%
                1998                           2.92%
                1999                           2.60%
                2000                           3.32%
                2001                           2.07%
                2002                           0.87%

As of September 30, 2003, Class N shares had a year-to-date return of 0.32%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               0.94%             June 30, 1995
Lowest                0.19%             December 31, 2002


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002

                                                      Life of Fund
                                                         Since
                            1 Year       5 Years      Dec. 1, 1993
Connecticut Tax Free
 Reserves - Class N          0.87%        2.35%          2.67%

iMoneyNet Connecticut Tax
 Free Money Market Funds
 Average                     0.77%        2.22%            *


* Information regarding performance for this period is not available.

FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

    ----------------------------------------------------------------------------
    FEE TABLE
    ----------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
    ----------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                  None
    Maximum Deferred Sales Charge (Load)                              None

    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
    ----------------------------------------------------------------------------
    Management Fees                                                   0.45%
    Distribution (12b-1) Fees (includes service fees)                 0.25%


    Other Expenses                                                    0.06%
    ----------------------------------------------------------------------------
    Total Annual Operating Expenses*                                  0.76%
    ----------------------------------------------------------------------------


      * Because of voluntary waivers and/or reimbursements, actual
        total operating expenses are expected to be:                  0.65%
        These fee waivers and reimbursements may be reduced or terminated at any time.
    (1) Based on current fees and expenses.
    ----------------------------------------------------------------------------

EXAMPLE

    ----------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    CITI CONNECTICUT TAX FREE RESERVES    1 YEAR   3 YEARS   5 YEARS    10 YEARS
    ----------------------------------------------------------------------------
    CLASS N SHARES                         $78       $243      $422       $942
    ----------------------------------------------------------------------------

CITI NEW YORK TAX FREE RESERVES
This summary briefly describes Citi New York Tax Free Reserves and the principal risks of investing in it. For more information, see MORE ABOUT THE FUNDS on page 36.

FUND GOALS
The Fund's goals are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

MAIN INVESTMENT STRATEGIES

    o New York Tax Free Reserves invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.

    o Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal, New York State and New York City personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

    o Subject to this 80% policy, the Fund may purchase other municipal obligations whose interest is subject to New York personal income taxes and/or the federal alternative minimum tax and other high quality securities that pay interest that is subject to federal, state and local income taxes.

    o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

MAIN RISKS
Investing in a mutual fund involves risk. Although New York Tax Free Reserves seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Please remember that an investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The principal risks of investing in the Fund are described below. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals; these other factors are not described here. More information about risks appears in the Funds' Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume.

YIELD FLUCTUATION. The Fund invests in short-term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the Fund's expenses could absorb all or a significant portion of the Fund's income.

CREDIT RISK. The Fund invests in high quality debt securities, meaning securities that are rated, when the Fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the Fund could cause the value of your investment in the Fund, or its yield, to decline.

INTEREST RATE AND MARKET RISK. A major change in interest rates or a significant decline in the market value of a Fund investment, or other market event, could cause the value of your investment in the Fund, or its yield, to decline.

NON-DIVERSIFIED STATUS. The Fund is a non-diversified mutual fund that invests a large portion of its assets in New York issuers, and that may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in these policies when you compare the Fund with a more diversified mutual fund.

NEW YORK ISSUERS. Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in New York, the Fund is more exposed to events that adversely affect issuers in New York. In particular, issuers of New York municipal obligations are dependent upon tax revenues from individuals and businesses, upon revenue from specific projects or upon payments by private businesses and may be adversely affected by a downturn in New York's economy. New York's economy tends to be concentrated in the financial services industries, and therefore the Fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this Fund has more risk than a money market fund that invests in municipal obligations of issuers in many states.


New York's economy has been hurt in recent years by downturns in the financial services industries and by the September 11, 2001 terrorist attacks on New York City. The State has recognized that its economy is particularly susceptible to volatility in the financial sector. Setbacks to economic recovery may be more pronounced in New York than nationally and could result in significant job losses, weaker financial markets and smaller bonus payments by Wall Street firms. The credit quality of certain New York municipal obligations may be downgraded as a result of these factors. This could cause the Fund to lose money. If the Fund has difficulty finding high quality New York municipal obligations to purchase, the amount of the Fund's income that is subject to New York taxes could increase.


CONCENTRATION IN THE BANKING INDUSTRY. New York Tax Free Reserves may concentrate in participation interests in municipal obligations which are issued by banks and/or backed by bank obligations. This means that an investment in the Fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST
You should keep in mind that an investment in a money market fund is not a complete investment program.

You should consider investing in New York Tax Free Reserves if:

    o You're seeking tax-exempt income from your investment.*

    o You're seeking current income and a stabilized share price.

    o You want to be able to convert your investment to cash quickly with reduced risk to principal.

    o Your income is subject to New York State or New York City personal income taxes.

*Some income may be subject to tax. Consult your personal tax adviser.

Don't invest in the Fund if:

    o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle--such as an IRA account.

    o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

FUND PERFORMANCE
The following bar chart and table can help you evaluate the risks and performance of the Fund. The bar chart shows the total returns of the Fund's Class N shares for the calendar years indicated. The table compares the average annual returns for the Fund's Class N shares to the performance of the iMoneyNet New York Tax Free Money Market Funds Average.

Please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. The Fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the Fund's performance may go down. For current yield information, please call 1-800-331-1792, toll-free, or contact your account representative.

NEW YORK TAX FREE RESERVES
ANNUAL TOTAL RETURNS -- CLASS N


                1993                           1.79%
                1994                           2.30%
                1995                           3.31%
                1996                           2.86%
                1997                           3.06%
                1998                           2.91%
                1999                           2.64%
                2000                           3.46%
                2001                           2.17%
                2002                           0.92%

As of September 30, 2003, Class N shares had a year-to-date return of 0.36%.


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


Class N                                 Quarter Ending
Highest               0.92%             December  31, 2000
Lowest                0.22%             December 31, 2002


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2002


                                  1 Year       5 Years     10 Years

New York Tax Free Reserves -
Class N                            0.92%        2.42%        2.54%

iMoneyNet New York Tax Free
 Money Market Funds Average        0.89%        2.39%        2.49%


FUND FEES AND EXPENSES
     This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.

    ------------------------------------------------------------------------
    FEE TABLE
    ------------------------------------------------------------------------
    SHAREHOLDER FEES - Fees Paid Directly From Your Investment
    ------------------------------------------------------------------------
    Maximum Sales Charge (Load) Imposed on Purchases                  None
    Maximum Deferred Sales Charge (Load)                              None

    ANNUAL OPERATING EXPENSES(1) Expenses That Are Deducted From Fund Assets
    ------------------------------------------------------------------------
    Management Fees                                                   0.45%
    Distribution (12b-1) Fees (includes service fees)                 0.25%


    Other Expenses                                                    0.05%
    ------------------------------------------------------------------------
    Total Annual Operating Expenses*                                  0.75%
    ------------------------------------------------------------------------


      * Because of voluntary waivers and/or reimbursements, actual
        total operating expenses are expected to be:                  0.65%

        These fee waivers and reimbursements may be reduced or terminated at any time.
    (1) Based on current fees and expenses.
    ------------------------------------------------------------------------

EXAMPLE

    ------------------------------------------------------------------------
    This example helps you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes that:

      o you invest $10,000 in the Fund for the time periods indicated;

      o you reinvest all dividends;

      o you then sell all of your shares at the end of those periods;

      o your investment has a 5% return each year -- the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

      o the Fund's operating expenses as shown in the table remain the same -- the example does not include voluntary waivers and reimbursements.

    Although your actual costs may be higher or lower, based on these assumptions your costs would be:


    CITI NEW YORK TAX FREE RESERVES    1 YEAR    3 YEARS   5 YEARS    10 YEARS
    ------------------------------------------------------------------------
    CLASS N SHARES                       $77      $240      $417        $930
    ------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO BUY SHARES
Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, or broker-dealers (called Service Agents). For more information, or to purchase shares directly from a Fund, please call 1-800-331-1792, toll-free.

The Funds do not, but your Service Agent may, impose a minimum initial or subsequent investment requirement.

Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received in proper form by the Fund. Each Fund has the right to reject any purchase order or cease offering Fund shares at any time.

Your Service Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Service Agent transmits the order when the check clears.

If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a Fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts.

If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's sub-transfer agent.

HOW THE PRICE OF YOUR SHARES IS CALCULATED
Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading. Cash Reserves calculates its NAV at 3:00 p.m. Eastern time, U.S. Treasury Reserves calculates its NAV at 2:00 p.m. Eastern time, and the other Funds calculate their NAV at 12:00 noon Eastern time. On days when the financial markets in which the Funds invest close early, NAV may be calculated as of the earlier close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.

HOW TO SELL SHARES
You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. All redemption requests must be in proper form, as determined by the sub-transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' sub- transfer agent. For your protection, a Fund may request documentation for large redemptions or other unusual activity in your account.

The price of any redemption of Fund shares will be the NAV (normally $1.00 per share) the next time it is calculated after your redemption request has been received by the transfer agent. Fund shares are redeemed without a sales charge.

You will receive your redemption proceeds in federal funds normally on the business day on which you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Your account balance with a Fund may be subject to a $500 minimum. If so, the Fund reserves the right to close your account if it falls below $500 because of redemptions. You will have 60 days to make an additional investment. If you do not increase your balance, a Fund may close your account and send the proceeds to you. Your shares will be sold at NAV (normally $1.00 per share) on the day your account was closed.

The Funds may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCHANGES

Shares may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds(R) (primarily money market funds). You may place exchange orders through the sub-transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The sub-transfer agent or your Service Agent can provide you with more information.


There is no sales charge on Fund shares you acquire through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS
Each business day when a Fund determines its NAV, it calculates the Fund's net income and declares dividends for all shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.

TAX MATTERS
This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: For Cash Reserves and U.S. Treasury Reserves, you normally will be required to pay federal income tax on any dividends and other distributions you receive, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gains dividends will be taxed as long-term capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.


Each of the Tax Free Funds expects that most of its net income will be attributable to interest on municipal obligations and as a result most of a Tax Free Fund's dividends to you will not be subject to federal income tax. However, each Tax Free Fund may invest from time to time in taxable securities, and certain Fund dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that a Tax Free Fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by a Tax Free Fund on taxable securities or from any short-term capital gains will generally be taxable to you as ordinary income; distributions from net capital gains (i.e., the excess of net long- term capital gains over net short-term capital loss) ordinarily will be taxable to you as long-term capital gains. The Funds do not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Such distributions will be payable whether you take distributions in cash or reinvest them in additional shares.


Fund dividends that a Tax Free Fund designates as exempt interest dividends are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Tax Free Fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Tax Free Fund shares.

STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Except as noted below, Fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.

CALIFORNIA TAX FREE RESERVES: The Fund expects that as long as the Fund meets certain requirements, including that at least 50% of the value of the Fund's assets consists of certain qualifying California municipal obligations, shareholders of the Fund will be able to exclude from income, for California personal income tax purposes, dividends received from the Fund which are derived from interest (less related expenses) from such California municipal obligations of the Fund.

The foregoing description is a general, abbreviated summary that relates solely to the California personal income taxation of dividends received by shareholders. Accordingly, potential investors, including, in particular, investors who may be subject to California corporate franchise tax or California corporate income tax, should consult with their own tax advisers.

CONNECTICUT TAX FREE RESERVES: The Fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the Fund to the extent that those distributions are derived from interest on Connecticut municipal obligations. Capital-gain dividends derived from Connecticut municipal obligations (other than obligations of U.S. territories or possessions and their political subdivisions) are also free from this tax. Distributions by the Fund derived from interest income, other than interest on Connecticut municipal obligations, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.

NEW YORK TAX FREE RESERVES: The Fund expects that, to the extent that dividends received from the Fund are derived from interest on New York municipal obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York State and New York City personal income tax purposes. Dividends from the Fund are not excluded in determining New York State or New York City franchise taxes on corporations and financial institutions (with certain limited exceptions provided in the New York City Tax on Bank Corporations).

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.


BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2004. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.


TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MANAGEMENT OF THE FUNDS

MANAGER
The Funds' investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The Manager selects the Funds' investments, oversees their operations, and provides administrative services. The Manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the Manager manages the day-to-day operations of the Funds.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and, together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the Funds. They may also own the securities of these issuers. However, in making investment decisions for the Funds, the Manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.

MANAGEMENT FEES


For the fiscal year ended August 31, 2003, the Manager received the following fees after waivers:

------------------------------------------------------------------------------
                                           FEE, AS PERCENTAGE OF
            FUND                          AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------------
 Citi Cash Reserves                               0.40%
------------------------------------------------------------------------------
 Citi U.S. Treasury Reserves                      0.33%
------------------------------------------------------------------------------
 Citi Tax Free Reserves                           0.31%
------------------------------------------------------------------------------
 Citi California Tax Free Reserves                0.32%
------------------------------------------------------------------------------
 Citi Connecticut Tax Free Reserves               0.34%
------------------------------------------------------------------------------
 Citi New York Tax Free Reserves                  0.35%
------------------------------------------------------------------------------


DISTRIBUTION ARRANGEMENTS
The Funds offer Class N shares. Connecticut Tax Free Reserves also offers Smith Barney Connecticut Money Market Portfolio - Class A and - Class Y shares. These classes have different expense levels. Only Class N shares are offered in this prospectus. The Funds do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Class N shares.

Each Fund has adopted a service plan for Class N shares under Rule 12b-1 under the Investment Company Act of 1940. The service plan allows the applicable Fund to pay a monthly fee not to exceed 0.25% of the average daily net assets represented by Class N shares of that Fund. This fee may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares, or for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of a Fund's assets, over time these fees will increase the cost of your investment in Class N shares and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Funds' Manager or an affiliate may make similar payments under similar arrangements.


RECENT DEVELOPMENTS
The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the subcontractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.

Citicorp Trust Bank, fsb. is the Funds' transfer agent and State Street Bank and Trust Company (as well as its affiliate, State Street Canada, Inc.) is the sub-transfer agent, which is not affiliated with either CAM or PFPC Inc.


MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments and investment strategies appears below.

PRINCIPAL INVESTMENT STRATEGIES
The Funds' principal investment strategies are the strategies that, in the opinion of the Manager, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are described in the Statement of Additional Information. A Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the Statement of Additional Information.

Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by the Manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the Manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, the Manager will decide whether the security should be held or sold.

Money market instruments in which the Funds may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

--------------------------------------------------------------------------------
 WHAT ARE MONEY MARKET INSTRUMENTS?
 Money Market Instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments.
 Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short-term unsecured debt), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS.
 In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed-upon interest rate.
--------------------------------------------------------------------------------

Cash Reserves invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset-backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. While the Fund can invest in all of these types of obligations, the Fund may invest more than 25% of its assets in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances.

Cash Reserves invests only in "first tier" securities. These securities are rated in the highest short-term rating category by nationally recognized rating agencies or, if unrated, in the Manager's opinion are of comparable quality. The Fund's investment goals and policies may be changed without a shareholder vote.

U.S. Treasury Reserves invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States Treasury. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

Each of the Tax Free Funds -- Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves -- invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation or other interests in municipal obligations.


Under normal market conditions, Tax Free Reserves invests at least 80% of its assets in municipal obligations and participation or other interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Under normal market conditions, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 80% of their assets in municipal obligations and participation or other interests in municipal obligations that pay interest that is exempt from both federal income tax, including the federal alternative minimum tax, and from California state, Connecticut state and New York state and city personal income taxes, respectively. These policies may not be changed without a shareholder vote. However, except for these 80% policies, each Tax Free Fund's investment goals and policies may be changed without a shareholder vote.

Subject to these 80% policies, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves may invest in municipal obligations that are subject to applicable state taxes, and each Tax Free Fund may invest in municipal obligations that are subject to the federal alternative minimum tax. Each Tax Free Fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Funds' taxable investments will be comparable in quality to their municipal investments. Under normal circumstances, not more than 20% of a Tax Free Fund's assets are invested in taxable instruments. These investments would cause the amount of each Fund's income that is subject to tax to increase.


--------------------------------------------------------------------------------
 WHAT ARE MUNICIPAL OBLIGATIONS?
 Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

 Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short-term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues.
--------------------------------------------------------------------------------

Municipal obligations bought by the Funds must be rated in the highest two rating categories of nationally recognized rating agencies or, if unrated, be determined by the Manager to be of comparable quality.


The Tax Free Funds invest in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. These Funds also invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Funds invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

The Tax-Free Funds may purchase municipal obligations under arrangements (called stand-by commitments) where they can sell the securities at an agreed-upon price and date under certain circumstances. The Funds can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Funds will set aside the assets to pay for these securities at the time of the agreement.


Each of the Tax Free Funds may concentrate in participation interests in municipal obligations issued by banks and/or backed by bank obligations. This means that a Tax Free Fund may invest more than 25% of its assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.


$1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, each Fund could reduce the number of its outstanding shares. For example, a Fund could do this if there were a default on an investment held by the Fund, if expenses exceed the Fund's income, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.


DEFENSIVE STRATEGIES.   The Tax Free Funds may, from time to time, take
temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high quality taxable money market instruments, and may not be pursuing their investment objectives.

MANAGEMENT STYLE.   Managers of mutual funds use different styles when
selecting securities to purchase. The Manager uses a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the Manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the Manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The Manager then looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The Manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The Manager may also sell a security if the Manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the Manager's expectations concerning interest rates), or when the Manager believes there is superior value in other market sectors or industries.


INVESTMENT STRUCTURE.   Cash Reserves, U.S. Treasury Reserves and Tax Free
Reserves do not invest directly in securities but instead each invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to each of these Funds in this Prospectus include the underlying fund. Each of these Funds may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves may also invest in one or more other mutual funds or pooled investment vehicles in the future.

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years with respect to Class N shares. Certain information reflects financial results for a single Class N share. The total returns in the table represent the rate that an investor would have earned on an investment in Class N shares of the applicable Fund (assuming reinvestment of all dividends and distributions). The information for Citi Cash Reserves has been audited by PricewaterhouseCoopers
LLP, and for the remaining Funds for the fiscal years ended August 31, 2001, 2002 and 2003 by KPMG LLP, whose reports, along with the Funds' financial statements and financial highlights, are included in the annual reports which are available upon request. The information in the following tables for each of the Funds other than Citi Cash Reserves for the fiscal years ended August 31, 1999,
2000 and 2001 has been audited by other independent auditors.

CITI CASH RESERVES

                                                                                       CLASS N
                                                                                YEAR ENDED AUGUST 31,
                                                  ---------------------------------------------------------------------------------
                                                           2003             2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                    $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
 Net investment income                                  0.00778          0.01737         0.04958         0.05353         0.04536
 Less dividends from net investment income             (0.00778)        (0.01737)       (0.04958)       (0.05353)       (0.04536)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                          $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)             $1,999,264       $2,402,802      $2,720,080      $2,553,409      $2,586,388
 Ratio of expenses to average net assets+                  0.70%            0.70%           0.70%           0.70%           0.70%
 Ratio of net investment income to average
  net assets+                                              0.80%            1.75%           4.93%           5.35%           4.53%
 Total return                                              0.79%            1.75%           5.07%           5.49%           4.63%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                     $  0.00609         $0.01535        $0.04722        $0.05112        $0.04301
 RATIOS:
  Expenses to average net assets+                          0.85%            0.88%           0.95%           0.93%           0.94%
  Net investment income to average
   net assets+                                             0.65%            1.57%           4.68%           5.11%           4.29%

+ Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.

CITI U.S. TREASURY RESERVES

                                                                                       CLASS N
                                                                                YEAR ENDED AUGUST 31,
                                                  ---------------------------------------------------------------------------------
                                                           2003             2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                    $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
 Net investment income                                  0.00624          0.01438         0.04529         0.04797         0.03947
 Less dividends from net investment income             (0.00624)        (0.01438)       (0.04529)       (0.04797)       (0.03947)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                          $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)               $311,557         $396,382        $348,313        $288,447        $343,496
 Ratio of expenses to average net assets+                  0.68%            0.70%           0.70%           0.70%           0.70%
 Ratio of net investment income to average net
  assets+                                                  0.64%            1.41%           4.50%           4.76%           3.96%
 Total return                                              0.63%            1.45%           4.62%           4.90%           4.02%

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                       $0.00379         $0.01192        $0.04237        $0.04523        $0.03678
 RATIOS:
  Expenses to average net assets+                          0.90%            0.92%           1.01%           0.97%           0.97%
  Net investment income to average net assets+             0.42%            1.19%           4.19%           4.49%           3.69%

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.

CITI TAX FREE RESERVES

                                                                                       CLASS N
                                                                                YEAR ENDED AUGUST 31,
                                                  ---------------------------------------------------------------------------------
                                                           2003             2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                    $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
 Net investment income                                  0.00665          0.01207         0.03010         0.03279         0.02626
 Less dividends from net investment income             (0.00665)        (0.01207)       (0.03010)       (0.03279)       (0.02626)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                          $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)               $533,983         $551,344        $517,969        $497,567        $489,880
 Ratio of expenses to average net assets+                  0.65%            0.65%           0.65%           0.65%           0.65%
 Ratio of net investment income to average net
  assets+                                                  0.65%            1.19%           3.00%           3.27%           2.62%
 Total return                                              0.67%            1.21%           3.05%           3.33%           2.66%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                       $0.00472         $0.00989        $0.02678        $0.03015        $0.02365
 RATIOS:
  Expenses to average net assets+                          0.84%            0.86%           0.97%           0.91%           0.91%
  Net investment income to average net assets+             0.46%            0.98%           2.68%           3.01%           2.36%

+ Includes the Fund's share of the allocated expenses of Tax Free Reserves Portfolio's allocated expenses.

CITI CALIFORNIA TAX FREE RESERVES

                                                                                       CLASS N
                                                                                YEAR ENDED AUGUST 31,
                                                  ---------------------------------------------------------------------------------

                                                           2003             2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                    $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
 Net investment income                                  0.00618          0.01046         0.02588         0.02907         0.02473
 Less dividends from net investment income             (0.00618)        (0.01046)       (0.02588)       (0.02907)       (0.02473)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                          $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)               $290,733         $294,947        $300,601        $313,292        $306,033
 Ratio of expenses to average net assets                   0.65%            0.65%           0.65%           0.65%           0.65%
 Ratio of expenses to average net assets after
  fees paid indirectly                                     0.65%            0.65%           0.65%           0.65%           0.65%
 Ratio of net investment income to average net
  assets                                                   0.59%            1.04%           2.57%           2.90%           2.47%
 Total return                                              0.62%            1.05%           2.62%           2.95%           2.50%

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the year indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

 Net investment income per share                       $0.00482         $0.00861        $0.02295        $0.02680        $0.02243
 RATIOS:
  Expenses to average net assets                           0.78%            0.82%           0.92%           0.88%           0.88%
  Net investment income to average net assets              0.46%            0.87%           2.30%           2.67%           2.24%

CITI CONNECTICUT TAX FREE RESERVES

                                                                                       CLASS N
                                                                                YEAR ENDED AUGUST 31,
                                                  ---------------------------------------------------------------------------------
                                                           2003             2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                    $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
 Net investment income                                  0.00545          0.01092         0.02724         0.03052         0.02550
 Less dividends from net investment income             (0.00545)        (0.01092)       (0.02724)       (0.03052)       (0.02550)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                          $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)               $140,809         $167,541        $229,924        $208,401        $162,053
 Ratio of expenses to average net assets                   0.65%            0.65%           0.65%           0.65%           0.65%
 Ratio of expenses to average net assets after
  fees paid indirectly                                     0.65%            0.65%           0.65%           0.65%           0.65%
 Ratio of net investment income to average net
  assets                                                   0.55%            1.10%           2.70%           3.08%           2.54%
 Total return                                              0.55%            1.10%           2.76%           3.10%           2.58%

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the year indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

 Net investment income per share                       $0.00421         $0.00881        $0.02453        $0.02819        $0.02289
 RATIOS:
  Expenses to average net assets                           0.76%            0.83%           0.92%           0.93%           0.91%
  Net investment income to average net assets              0.44%            0.92%           2.43%           2.80%           2.28%

CITI NEW YORK TAX FREE RESERVES

                                                                                       CLASS N
                                                                                YEAR ENDED AUGUST 31,
                                                  ---------------------------------------------------------------------------------
                                                           2003             2002            2001            2000            1999
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year                    $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
 Net investment income                                  0.00627          0.01080         0.02905         0.03156         0.02572
 Dividends from net investment income                  (0.00627)        (0.01080)       (0.02905)       (0.03156)       (0.02572)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of year                          $1.00000         $1.00000        $1.00000        $1.00000        $1.00000
-----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (000's omitted)             $1,184,557       $1,340,677      $1,397,782      $1,267,712      $1,181,524
 Ratio of expenses to average net assets                   0.65%            0.65%           0.65%           0.65%           0.65%
 Ratio of net investment income to average net
  assets                                                   0.63%            1.08%           2.88%           3.16%           2.56%
 Total return                                              0.63%            1.09%           2.94%           3.20%           2.60%

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the years indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

 Net investment income per share                       $0.00516         $0.00959        $0.02707        $0.02963        $0.02391
 RATIOS:
  Expenses to average net assets                           0.75%            0.77%           0.85%           0.84%           0.84%
  Net investment income to average
   net assets                                              0.53%            0.96%           2.68%           2.97%           2.38%

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

Additional information about each Fund's investments is available in that Fund's Annual and Semi-Annual Reports to Shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call 1-800-331-1792, toll-free.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

SEC File Number                                                       811-4052

                                                                       FD02403

                                   PROSPECTUS
                                   ----------

                              --------------------
                                  SMITH BARNEY
                                   CONNECTICUT
                                  MONEY MARKET
                                   PORTFOLIO
                              CLASS A AND Y SHARES
                              --------------------


each a class of
Citi(SM) Connecticut Tax Free Reserves
December 29, 2003


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

                              [logo] Smith Barney
                                     Mutual Funds
                Your Serious Money. Professionally Managed.(R)

   --------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
   --------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------


Investments, risks and performance ..................      2
More on the fund's investments ......................      9
Management ..........................................     13
Choosing a class of shares to buy ...................     15
Letter of intent: Class Y shares ....................     16
Deferred sales charges ..............................     16
Buying shares .......................................     17
Exchanging shares ...................................     18
Redeeming shares ....................................     19
Other things to know about share transactions .......     21
Dividends, distributions and taxes ..................     23
Share price .........................................     25
Financial highlights ................................     26


YOU SHOULD KNOW: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------
INVESTMENTS, RISKS AND PERFORMANCE
--------------------------------------------------------------------------------

The fund described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The fund tries to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

The fund invests primarily in high quality municipal securities and most of the dividends it pays are exempt from federal and Connecticut personal income taxes. The fund is a non-diversified mutual fund and has more risk than more broadly diversified money market funds.

This summary briefly describes Smith Barney Connecticut Money Market Portfolio
- Class A shares and Smith Barney Connecticut Money Market Portfolio - Class Y shares, and the principal risks of investing in the fund. For more information, see MORE ON THE FUND'S INVESTMENTS on page 9.

INVESTMENT OBJECTIVE

The fund's goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the fund will achieve its goals.

PRINCIPAL INVESTMENT STRATEGIES

KEY INVESTMENTS
[] The fund invests primarily in high quality municipal obligations and in participation or other interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other public entities or qualifying issuers. The interest paid on these debt securities is generally lower than the interest paid on taxable securities.
[] Under normal market conditions, the fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.
[] Subject to this 80% policy, the fund may purchase municipal obligations whose interest is subject to Connecticut personal income taxes and/or the federal alternative minimum tax and other high quality securities that pay interest that is subject to state and federal income taxes.
[] The fund may invest more than 25% of its assets in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations.

SELECTION PROCESS Managers of mutual funds use different styles when selecting securities to purchase. The manager:

[] Uses a "top-down" approach when selecting securities for the fund. When using a "top- down" approach, the manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates.
[] Selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market on the basis of those factors and conditions.
[] Looks at individual issuers within those sectors or industries to select securities for the investment portfolio.

Since the fund maintains a weighted average maturity of no more than 90 days, many of its investments are held until maturity. The manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The manager may also sell a security if the manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of the fund's portfolio (for example, to reflect changes in the manager's expectations concerning interest rates), or when the manager believes there is superior value in other market sectors or industries.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investing in a mutual fund involves risk. The principal risks of investing in the fund are described below. Please note that there are many other factors that could adversely affect your investment, and that could prevent the fund from achieving its goals; these other factors are not described here. More information about risks appears in the fund's Statement of Additional Information. Before investing, you should carefully consider the risks that you will assume. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. Please remember that an investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[] The fund invests in short-term money market instruments. As a result, the amount of income paid to you by the fund will go up or down depending on day-to-day variations in short- term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments. When interest rates are very low, as they have been recently, the fund's expenses could absorb all or a significant portion of the fund's income.
[] The fund invests in high quality debt securities, meaning securities that are rated, when the fund buys them, in one of the two highest short-term rating categories by nationally recognized rating agencies or, if unrated, in the manager's opinion are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the fund. Debt securities also fluctuate in value based on the perceived creditworthiness of issuers. A default on an investment held by the fund could cause the value of your investment in the fund, or its yield, to decline.
[] A major change in interest rates or a significant decline in the market value of a fund investment, or other market event, could cause the value of your investment in the fund, or its yield, to decline.
[] The fund is a non-diversified mutual fund that invests a large portion of its assets in Connecticut issuers and that may invest 25% or more of its assets in securities of issuers that derive income from similar type projects or that are otherwise related. As a result, many securities held by the fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the risk inherent in these policies when you compare the fund with a more diversified mutual fund.


[] Because the fund invests a high percentage of its assets in municipal obligations of issuers located in Connecticut, the fund is more exposed to events that adversely affect issuers in Connecticut. In particular, issuers of Connecticut municipal obligations are dependent upon tax revenues from individuals and businesses, upon revenues from specific projects or upon payments by private businesses and may be adversely affected by a downturn in Connecticut's economy. Connecticut's economy tends to have concentrations in the insurance and defense industries, and therefore the fund may be more exposed to events affecting these industries than funds with more geographically diverse investments. As a result, this fund has more risk than a money market fund that invests in municipal obligations of issuers in many states. You should be aware that Connecticut has been experiencing shortfalls in personal income tax collections which have resulted in budget deficits, and these budget deficits may continue. Continuing or worsening economic conditions could cause the fund to lose money. If the fund has difficulty finding high quality Connecticut municipal obligations to purchase, the amount of the fund's income that is subject to Connecticut taxes could increase.


[] The fund may concentrate in participation interests in municipal obligations that are issued by banks and/or backed by bank obligations. This means that an investment in the fund may be particularly susceptible to adverse events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Banks depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.

WHO MAY WANT TO INVEST You should keep in mind that an investment in a money market fund is not a complete investment program. The fund may be an appropriate investment if you:

[]  Are seeking tax-exempt income from your investment.*
[]  Are seeking current income and a stabilized share price.
[] Want to be able to convert your investment to cash quickly with reduced risk to principal.
[]  Have income that is subject to Connecticut personal income taxes.

Do not invest in the fund if you:

[] Don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.
[] Are seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

* Some income may be subject to tax. Consult your personal tax adviser.


PERFORMANCE INFORMATION

The following shows summary performance information for the fund in a bar chart and an Average Annual Total Returns table. The information provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual returns compare with the returns of the iMoneyNet Connecticut Tax Free Money Market Funds Average index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

--------------------------------------------------------------------------------
                       TOTAL RETURN FOR CLASS A SHARES
--------------------------------------------------------------------------------

                              2002           0.87%

HIGHEST AND LOWEST QUARTER RETURNS:

(for periods shown in the bar chart)

Highest: 0.24% in 2nd quarter 2002
Lowest: (0.19)% in 4th quarter 2002
Year-to-date through 09/30/03: 0.32%


RISK RETURN TABLE


--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS
                         (FOR PERIODS ENDED 12/31/02)
--------------------------------------------------------------------------------

                                                  SINCE           INCEPTION
                                   1 YEAR       INCEPTION           DATE

CLASS A                            0.87%          1.10%           07/03/01
--------------------------------------------------------------------------------

CLASS Y                             n/a            n/a               (1)
--------------------------------------------------------------------------------

iMoney Net Connecticut Tax Free
Money Market Funds Average         0.77%           (2)               N/A

(1) No Class Y shares were outstanding on December 31, 2002.
(2) Information regarding performance for this period is not available.


FEE TABLE

This table describes the fees and expenses that you may pay if you invest in Class A and Class Y shares.


--------------------------------------------------------------------------------
                               SHAREHOLDER FEES
--------------------------------------------------------------------------------
(FEES PAID DIRECTLY FROM
YOUR INVESTMENT)                                          CLASS A    CLASS Y

Maximum sales charge (load) imposed on purchases
(as a % of offering price)                                 None       None

Maximum deferred sales charge (load)
(as a % of the lower of net asset value at purchase or
redemption)                                                None(1)    None


--------------------------------------------------------------------------------
                      ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------
(EXPENSES DEDUCTED FROM
FUND ASSETS)

Management fee                                             0.45%      0.45%
Distribution (12b-1) fees (includes service fees)          0.10%      None

Other expenses(3)                                          0.21%      0.21%
Total annual fund operating expenses*                      0.76%      0.66%


  * Because of voluntary waivers and/or reimbursements,
    actual total annual fund operating expenses are
    expected to be:                                         0.65%     0.55%

    These voluntary fee waivers and reimbursements may be reduced or terminated at any time.
(1) Class A shares acquired through an exchange of shares of another Smith Barney Mutual Fund which were originally acquired subject to a deferred sales charge remain subject to the original fund's deferred sales charge.
(2) Based on current fees and expenses.

(3) For Class Y shares, "Other Expenses" have been estimated based upon expenses incurred by Class A shares because no Class Y shares were outstanding during the fiscal year ended August 31, 2003.


EXAMPLE

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

[]  You invest $10,000 in the fund for the period shown
[]  Your investment has a 5% return each year
[]  You reinvest all distributions and dividends

[] The fund's operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

[]  Redemption of your shares at the end of the period

--------------------------------------------------------------------------------
                     NUMBER OF YEARS YOU OWN YOUR SHARES
--------------------------------------------------------------------------------

                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS


Class A                                   $78      $243      $422      $942
Class Y                                   $67      $211      $368      $822

--------------------------------------------------------------------------------
MORE ON THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

The fund's goals, principal investments and risks are summarized in INVESTMENTS, RISKS AND PERFORMANCE. More information on investments and investment strategies appears below.

The fund's principal investment strategies are the strategies that, in the opinion of the manager, are most likely to be important in trying to achieve the fund's investment goals. Of course, there can be no assurance that the fund will achieve its goals. Please note that the fund may also use strategies and invest in securities that are described in the Statement of Additional Information. The fund may not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the Statement of Additional Information.

$1.00 NET ASSET VALUE The fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. The fund also complies with industry regulations that apply to money market funds. These regulations require that the fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of the fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the fund's investments must be in U.S. dollar-denominated high quality securities which have been determined by the manager to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, if unrated, in the manager's opinion be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after the fund buys it, the manager will decide whether the security should be held or sold.


In order to maintain a $1.00 per share net asset value, the fund could reduce the number of its outstanding shares. For example, the fund could do this if there were a default on an investment held by the fund, if expenses were to exceed the fund's income, or if the investment declined significantly in value. If this happened, you would own fewer shares. By investing in the fund, you agree to this reduction should it become necessary.


MONEY MARKET INSTRUMENTS Money market instruments are short-term IOUs issued by banks or other issuers, the U.S. or a foreign government, or state or local governments. Money market instruments generally have maturity dates of 13 months or less. Money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), fixed-term obligations, commercial paper (short-term unsecured debt), asset-backed securities (which are backed by pools of accounts receivables such as car installment loans or credit card receivables) and repurchase agreements. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed-upon interest rate.

Money market instruments in which the fund may invest include instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features, and may take the form of participation interests or receipts in an underlying security, in some cases backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, or may represent the right to receive only the interest or principal component on the underlying security. These instruments may be considered to be derivatives.

CONNECTICUT MUNICIPAL SECURITIES The fund invests primarily in high quality municipal obligations, including municipal money market instruments, and in participation or other interests in municipal obligations.

Under normal market conditions, the fund invests at least 80% of its assets in municipal obligations and participation or other interests in municipal obligations that pay interest that is exempt from both federal income tax, including the federal alternative minimum tax, and Connecticut personal income taxes. This policy may not be changed without a shareholder vote.

Subject to this 80% policy, the fund may invest in municipal obligations that are subject to these state taxes or that are subject to the federal alternative minimum tax. This would cause the amount of the fund's income that is subject to tax to increase.

Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax, but is generally lower than the interest paid on taxable securities.

Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short-term obligations (municipal notes or commercial paper) may be issued to finance short-term cash needs in anticipation of receipt of tax and other revenues.

Municipal obligations bought by the fund must be rated in the highest two rating categories of nationally recognized rating agencies or, if unrated, be determined by the manager to be of comparable quality.

The fund invests in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The fund also invests in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The fund invests in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.

The fund may purchase municipal obligations under arrangements (called stand-by commitments) where they can sell the securities at an agreed-upon price and date under certain circumstances. The fund can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The fund will set aside the assets to pay for these securities at the time of the agreement.

The fund may concentrate in participation interests in municipal obligations issued by banks and/or backed by bank obligations. This means that the fund may invest more than 25% of its assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted.

TAXABLE SECURITIES The fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The fund's taxable investments will be comparable in quality to its municipal investments. Under normal circumstances, not more than 20% of the fund's assets are invested in taxable instruments.

DEFENSIVE INVESTING The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in high quality taxable money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

INVESTMENT STRUCTURE In the future, the fund may invest in securities through one or more mutual funds or pooled investment vehicles rather than investing directly in securities.

Except for its policy with respect to investments in municipal obligations, the fund's investment goals and policies may be changed without a shareholder vote.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

MANAGER The fund's investment manager is Citi Fund Management Inc., 100 First Stamford Place, Stamford, Connecticut 06902. The manager selects the fund's investments, oversees its operations, and provides administrative services. The manager is an affiliate of Citigroup Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. A team of individuals employed by the manager manages the day-to-day operations of the fund.

Citi Fund Management Inc. was established in 2001 to take over the mutual fund-related investment advisory operations of Citibank, N.A. and, together with Citibank affiliates in New York, London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world.

Citigroup affiliates, including their directors, officers or employees, may have banking and investment banking relationships with the issuers of securities that are held in the fund. However, in making investment decisions for the fund, the manager does not obtain or use material inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. Citigroup affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the fund.


MANAGEMENT FEES For the fiscal year ended August 31, 2003, the manager received a fee, after waivers, of 0.34% of the fund's average daily net assets.

SERVICE PLAN The fund offers three classes of shares, Class N, Class A and Class Y shares. These classes have different expense levels. Only Class A and Class Y shares are offered in this Prospectus. The fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of Class A and Class Y shares.


The fund has adopted a service plan for Class A shares under rule 12b-1 under the Investment Company Act of 1940. The service plan allows the fund to pay a monthly fee not to exceed 0.10% per year of the average daily net assets represented by Class A shares. This service fee may be used to make payments to the distributor and to service agents or others as compensation for the sale of fund shares, and to make payments for advertising, marketing or other promotional activity, or for providing personal service or the maintenance of shareholder accounts. Because fees under the plan are paid out of fund assets, over time these fees will increase the cost of your investment in Class A shares and may cost you more than other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The fund's manager or an affiliate may make similar payments under similar arrangements.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT Citicorp Trust Bank, fsb serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain functions including shareholder recordkeeping and accounting services.


RECENT DEVELOPMENTS The fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the fund's investment manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended, eliminating those benefits in exchange for arrangements that included a one-time payment from the subcontractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter.


--------------------------------------------------------------------------------
CHOOSING A CLASS OF SHARES TO BUY
--------------------------------------------------------------------------------

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to ongoing distribution and service fees.

You may purchase Class Y shares only if you are making an initial investment of at least $15,000,000. Class Y shares are sold at net asset value.

You may buy shares from a broker-dealer, financial intermediary, financial institution or a distributor's financial consultants (each called a "Service Agent").

INVESTMENT MINIMUMS Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                               INITIAL           ADDITIONAL
--------------------------------------------------------------------------------
                                        CLASS A      CLASS Y     ALL CLASSES

General                                 $1,000     $15 million       $50

Salomon Smith Barney
Sweep Features                         variable        n/a        variable

Uniform Gifts or Transfers to
Minor Accounts                          $  250     $15 million       $50

--------------------------------------------------------------------------------
LETTER OF INTENT: CLASS Y SHARES
--------------------------------------------------------------------------------

You may buy Class Y shares of the fund at net asset value with no initial sales charge. To purchase Class Y shares, you must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
DEFERRED SALES CHARGES
--------------------------------------------------------------------------------

CLASS A SHARES

If Class A shares of the fund are acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the original deferred sales charge will apply to these shares. Therefore, if you redeem these shares within 12 months of the date you purchased shares of the original fund, the fund's shares may be subject to a deferred sales charge of 1.00%.

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation.

You do not pay a deferred sales charge on:

[]  Shares exchanged for shares of another Smith Barney fund
[]  Shares that represent reinvested distributions and dividends
[]  Shares that are no longer subject to the deferred sales charge

Each time you place a request to redeem shares that were acquired by exchange from another Smith Barney fund subject to a deferred sales charge, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then redeem the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The Smith Barney funds' distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for Class A shares will generally be waived:

[]  For involuntary redemptions of small account balances
[]  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

--------------------------------------------------------------------------------
BUYING SHARES
--------------------------------------------------------------------------------

THROUGH A SERVICE AGENT  You should contact your Service Agent to open a brokerage account and make arrangements to buy shares.

                         If you do not provide the following information, your order will be rejected
                         []  Specific fund being bought
                         []  Class of shares being bought
                         []  Dollar amount or number of shares being bought

                         Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

            THROUGH THE  Qualified retirement plans and certain other
                   FUND investors who are clients of certain Service Agents are eligible to buy shares directly from the fund.

                         []  Write the fund at the following address:

                             SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO (SPECIFY CLASS OF SHARES)
                             c/o PFPC GLOBAL FUND SERVICES
                             P.O. BOX 9699
                             PROVIDENCE, RI 02940-9699
                         [] Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

                         [] For more information, please call Smith Barney Shareholder Services at 1-800-451-2010.


                         For more information, contact your Service Agent or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
EXCHANGING SHARES
--------------------------------------------------------------------------------

  SMITH BARNEY OFFERS A You should contact your Service Agent to exchange DISTINCTIVE FAMILY OF into other Smith Barney mutual funds. Be sure to read
 FUNDS TAILORED TO HELP  the prospectus of the Smith Barney fund into which
 MEET THE VARYING NEEDS  you are exchanging.
OF BOTH LARGE AND SMALL  [] You may exchange shares only for shares of the same
              INVESTORS     class of another Smith Barney mutual fund. Not all
                            Smith Barney funds offer all classes.
                         [] Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent or the transfer agent for further information.
                         [] Exchanges of Class A shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.
                         [] If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                         [] The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------

          SALES CHARGES  Your shares may be subject to an initial sales charge at the time of the exchange. For more information, contact your Service Agent or the transfer agent.

                         Your deferred sales charge (if any) will continue to
                         be measured from the date of your original purchase
                         of another fund's shares subject to a deferred sales charge.
--------------------------------------------------------------------------------

           BY TELEPHONE  If you do not have a brokerage account with a Service
                         Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open, by calling Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                         You can make telephone exchanges only between
                         accounts that have identical registrations.
--------------------------------------------------------------------------------

                BY MAIL If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the following page.

--------------------------------------------------------------------------------
REDEEMING SHARES
--------------------------------------------------------------------------------

              GENERALLY  Contact your Service Agent to redeem shares of the fund.

                         If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                         If the shares are held by a fiduciary or corporation, other documents may be required.

                         Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                         If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------

                BY MAIL For accounts held directly at the fund, send written requests to the fund at the following address:
                             SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO (SPECIFY CLASS OF SHARES)
                             c/o PFPC GLOBAL FUND SERVICES
                             P.O. BOX 9699
                             PROVIDENCE, RI 02940-9699

                         Your written request must provide the following:

                         []  The name of the fund and account number
                         [] The class of shares and the dollar amount or number of shares to be redeemed
                         [] Signatures of each owner exactly as the account is registered
--------------------------------------------------------------------------------

           BY TELEPHONE  If you do not have a brokerage account with a Service
                         Agent, you may be eligible to redeem shares in amounts up to $10,000 per day through the fund. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open, by calling Smith Barney Shareholder Services at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                         Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on wire transfers.

                         For more information, contact your Service Agent or consult the SAI.

--------------------------------------------------------------------------------
OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

[]  Name of the fund
[]  Account number
[]  Class of shares being bought, exchanged or redeemed
[]  Dollar amount or number of shares being bought, exchanged or redeemed
[]  Signature of each owner exactly as the account is registered


Purchases of fund shares become effective when the fund receives, or converts your purchase amount into, immediately available funds, which ordinarily will be the next business day after your trade date. The transfer agent will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine including recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the fund, the transfer agent, nor the sub-transfer agent will bear any liability for such transactions.


SIGNATURE GUARANTEES To be in good order, your redemption request must include a signature guarantee if you:

[]  Are redeeming over $10,000
[] Are sending signed share certificates or stock powers to the sub-transfer agent
[] Instruct the sub-transfer agent to mail the check to an address different from the one on your account
[]  Changed your account registration
[]  Want the check paid to someone other than the account owner(s)
[] Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

[]  Suspend the offering of shares
[]  Waive or change minimum and additional investment amounts
[]  Reject any purchase or exchange order
[]  Change, revoke or suspend the exchange privilege
[]  Suspend telephone transactions
[] Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission
[] Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.


SMALL ACCOUNT BALANCES/MANDATORY REDEMPTIONS If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amount. If you choose not to do so within 60 days, the fund may close your account and send you the redemption proceeds.


The fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

EXCESSIVE EXCHANGE TRANSACTIONS The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder or redeem the shareholder's shares.

SHARE CERTIFICATES The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates, it will take longer to exchange or redeem shares.

RECORD OWNERSHIP If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that the fund holds a shareholder meeting, your Service Agent, as record holder, will vote your shares in accordance with your instructions. If you do not give your Service Agent voting instructions, your Service Agent may vote your shares proportionately in accordance with the votes cast by other shareholders for whom your Service Agent acts.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS Each business day when the fund determines its NAV, it calculates the fund's net income and declares dividends for all shareholders of record. Shares begin to accrue dividends on the day your purchase order becomes effective. You will not receive dividends for the day on which your redemption order becomes effective. Dividends are distributed once a month, on or before the last business day of the month. You will receive your dividends as full and fractional additional fund shares. Alternatively, you can instruct your Service Agent or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the Service Agent, transfer agent or sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


The fund expects that most of its net income will be attributable to interest on municipal obligations and as a result, most of the fund's dividends to you will not be subject to federal income tax. However, the fund may invest from time to time in taxable securities, and certain fund dividends may affect the computation of the federal alternative minimum tax. It is also possible, but not intended, that the fund may realize short-term or long-term capital gains or losses. Any distributions from interest earned by the fund on taxable securities or from short-term capital gains will generally be taxable to you as ordinary income; distributions from net capital gains (i.e., the excess of net long-term capital gain over net short-term capital loss) ordinarily will be taxable to you as long-term capital gains. The fund does not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates. Such distributions will be taxable whether you take distributions in cash or reinvest them in additional shares.


Fund dividends which the fund designates as exempt interest dividends are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying fund shares.

STATE AND LOCAL TAXES Generally, you will have to pay state or local taxes on fund dividends and other distributions. Except as noted below, fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.

The fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the fund to the extent that those distributions are derived from interest on Connecticut municipal obligations. Capital-gain dividends derived from Connecticut municipal obligations (other than obligations of U.S. territories or possessions and their political subdivisions) are also free from this tax. Distributions by the fund derived from interest income, other than interest on Connecticut municipal obligations, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to Connecticut personal income taxes and required to pay the federal alternative minimum tax.

FOREIGN SHAREHOLDERS The fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.


BACKUP WITHHOLDING The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The fund may be required to withhold (and pay over to the IRS for your credit) a percentage of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations. The backup withholding rate is scheduled to be 28% during 2004. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the U.S.


TAXATION OF TRANSACTIONS If you sell your shares of the fund, or exchange them for shares of another fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

--------------------------------------------------------------------------------
SHARE PRICE
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done at 12:00 noon, Eastern time. The Exchange is closed on certain holidays listed in the SAI.

The fund uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund. The fund intends to use its best efforts to continue to maintain a constant net asset value of $1.00.

FORM OF PURCHASE PAYMENT          PURCHASE IS EFFECTIVE AND DIVIDENDS BEGIN

[] PAYMENT IN FEDERAL FUNDS       IF RECEIVED BEFORE     AT 12:00 NOON ON THAT
                                  12:00 NOON:            DAY

[] HAVING A SUFFICIENT CASH       IF RECEIVED AFTER      AT 12:00 NOON ON THE
   BALANCE IN YOUR ACCOUNT        12:00 NOON:            NEXT BUSINESS DAY
   WITH A SERVICE AGENT

[] OTHER FORMS OF PAYMENT, WITH   AT 12:00 NOON ON THE
   CONVERSION INTO, OR ADVANCE    NEXT BUSINESS DAY
   OF, FEDERAL FUNDS BY A
   SERVICE AGENT

[] OTHER FORMS OF PAYMENT         AT 12:00 NOON ON THE
   RECEIVED BY THE TRANSFER       NEXT BUSINESS DAY
   AGENT

SERVICE AGENTS MUST PROMPTLY TRANSMIT ALL ORDERS TO BUY, EXCHANGE OR REDEEM SHARES TO THE FUND'S AGENT BEFORE THE AGENT'S CLOSE OF BUSINESS.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the fund's financial performance for the period shown with respect to Class A shares. Class Y shares were not outstanding during this period. Certain information reflects financial results for a single Class A share. The total returns in the table represent the rate that an investor would have earned on an investment in Class A shares of the fund (assuming reinvestment of all dividends and distributions). The information has been audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

-------------------------------------------------------------------------------------------------------------------------------
                                                           CLASS A SHARES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                       FOR THE PERIOD
                                                                                                         JULY 3, 2001
                                                                  YEAR ENDED AUGUST 31,                 (COMMENCEMENT
                                                   ------------------------------------             OF OPERATIONS) TO
                                                           2003                    2002               AUGUST 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                     $1.00000                $1.00000                      $1.00000
-------------------------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                  0.00545                 0.01088                       0.00301
 LESS DIVIDENDS FROM NET INVESTMENT INCOME             (0.00545)               (0.01088)                     (0.00301)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                           $1.00000                $1.00000                      $1.00000
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
 NET ASSETS, END OF YEAR (000'S OMITTED)                $73,789                 $66,122                       $31,972
 RATIO OF EXPENSES TO AVERAGE NET ASSETS                  0.65%                   0.65%                         0.65%*
 RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER
 FEES PAID INDIRECTLY                                     0.65%                   0.65%                         0.65%*
 RATIO OF NET INVESTMENT INCOME TO AVERAGE NET
 ASSETS                                                   0.54%                   1.09%                         1.77%*
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              0.55%                   1.09%                         0.30%**
-------------------------------------------------------------------------------------------------------------------------------
Note: If agents of the fund had not voluntarily waived all or a portion of their fees from the fund for the year indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share                        $0.00432                $0.00925                      $0.00030
Ratios:
 Expenses to average net assets                           0.76%                   0.83%                         4.37%*
 Net investment loss to average net assets                0.43%                   0.92%                       (1.95)%*


 *  Annualized.
**  Not annualized.

[logo] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

SMITH BARNEY
CONNECTICUT MONEY
MARKET PORTFOLIO


SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the Statement of Additional Information (without charge) by contacting your Service Agent, by calling Smith Barney Shareholder Services at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLIC-INFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Your Serious Money. Professionally
Managed(R) is a registered service mark of Citigroup Global Markets Inc.

(Citi Connecticut Tax Free Reserves
Investment Company Act file no. 811-4052)
FD 02332  12/03

                                                                  Statement of
                                                        Additional Information
                                                             December 29, 2003


CITI(SM) CASH RESERVES                CITI(SM)  CALIFORNIA TAX FREE RESERVES
CITI(SM) U.S. TREASURY RESERVES       CITI(SM) CONNECTICUT TAX FREE RESERVES
CITI(SM)  TAX FREE RESERVES           CITI(SM) NEW YORK TAX FREE RESERVES

    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated December 29, 2003 for the Class N shares of Citi Cash Reserves, Citi U.S. Treasury Reserves, Citi Tax Free Reserves, Citi California Tax Free Reserves, Citi Connecticut Tax Free Reserves and Citi New York Tax Free Reserves (the foregoing, collectively, the "Funds"), or the Prospectus dated December 29, 2003 of Smith Barney Connecticut Money Market Portfolio - Class A and Class Y, each a separate class of Citi Connecticut Tax Free Reserves. This Statement of Additional Information should be read in conjunction with the Prospectuses. This Statement of Additional Information incorporates by reference the financial statements described on page 47 hereof. These financial statements can be found in the Funds' Annual Reports to Shareholders. An investor may obtain copies of the Funds' Prospectuses and Annual Reports without charge by calling 1-800-331-1792, toll-free.


    Each Fund is a separate series of CitiFunds(SM) Trust III. The address and telephone number of CitiFunds Trust III (the "Trust") are 125 Broad Street, New York, New York 10004, 1-800-331-1792.


    The Trust invests all of the investable assets of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively (collectively, the "Portfolios"). The address and telephone number of the Portfolios are 125 Broad Street, New York, New York 10004, 1-800-331-1792.


    FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----

 1. The Funds .........................................................      2
 2. Investment Objectives, Policies and Restrictions ..................      3
 3. Performance Information ...........................................     18
 4. Determination of Net Asset Value ..................................     21
 5. Additional Information on the Purchase and Sale of Shares .........     23
 6. Dealer Commissions and Concessions ................................     26
 7. Management ........................................................     27
 8. Portfolio Transactions ............................................     43
 9. Description of Shares, Voting Rights and Liabilities ..............     44
10. Certain Additional Tax Matters ....................................     46
11. Independent Accountants and Financial Statements ..................     47
Appendix A -- Ratings of Municipal Obligations ........................    A-1
Appendix B -- Additional Information Concerning California
              Municipal Obligations ...................................    B-1
Appendix C -- Additional Information Concerning Connecticut
              Municipal Obligations ...................................    C-1
Appendix D -- Additional Information Concerning New York
              Municipal Obligations ...................................    D-1


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE FUNDS

    CitiFunds Trust III is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 28, 1985 and is the successor to the business of The Landmark Funds Cash Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1984. Prior to January 2, 1998, CitiFunds Trust III was called Landmark Funds III.

    Shares of the Trust are divided into six separate series, Cash Reserves, U.S. Treasury Reserves, Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves, and New York Tax Free Reserves. Cash Reserves and U.S. Treasury Reserves are no-load, diversified series of the Trust, and Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves, and New York Tax Free Reserves are no-load non-diversified series of the Trust.

    Prior to October 23, 2000, Cash Reserves and U.S. Treasury Reserves were called CitiFunds Cash Reserves and CitiFunds U.S. Treasury Reserves, respectively, and prior to January 2, 1998, were called Landmark Cash Reserves and Landmark U.S. Treasury Reserves, respectively. Prior to December 7, 2001, Tax Free Reserves was organized as a separate business trust under the laws of the Commonwealth of Massachusetts. The predecessor of Tax Free Reserves was organized on June 21, 1985 and was the successor to the business of The Landmark Funds Tax Free Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1983. Prior to December 7, 2001, each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves were organized as series of a separate business trust called CitiFunds Multi-State Tax Free Trust. CitiFunds Multi-State Tax Free Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985.


    All references in this Statement of Additional Information to the activities of the Funds or the Trust are intended to include those of their respective predecessors, if any, unless the context indicates otherwise. References in this Statement of Additional Information to the Prospectuses are to the Prospectus dated December 29, 2003, of the Class N shares of the Funds, and the Prospectus dated December 29, 2003, of the Smith Barney Connecticut Money Market Portfolio - Class A and Class Y shares, by which shares of the Funds are offered.


    Each of the Funds is a type of mutual fund called a "money market fund." Tax Free Reserves is referred to as a "tax-exempt money market fund." Each of California Tax Free Reserves and Connecticut Tax Free Reserves is a type of fund commonly referred to as a "double tax-exempt money market fund," and New York Tax Free Reserves is a type of fund commonly referred to as a "triple tax-exempt money market fund." The net asset value of each Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

    Each of Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves is referred to as a "Tax Free Fund." Each Tax Free Fund is non-diversified.


    Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves utilize a master/feeder structure by investing all of their investable assets in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each of Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio is a diversified, open-end management investment company, and Tax Free Reserves Portfolio is a non-diversified, open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund. The Trustees of the Trust believe that the aggregate per share expenses of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that each Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund may withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in one or more other mutual funds or pooled investment vehicles having similar investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities that may or may not be readily marketable or widely diversified.


    Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days (or, when required by law, at least 60 days) before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

    The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will either hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. See "Description of Shares, Voting Rights and Liabilities." Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.


    Information about other holders of interests in the Portfolios is available from the Funds' distributor, Citigroup Global Markets Inc. ("CGM" or the "Distributor"), 388 Greenwich Street, 23rd Floor, New York, New York 10013, 1-800-451-2010.


    Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves may, in the future, convert to a fund of funds structure. In a fund of funds structure, a fund invests all or a portion of its assets in multiple investment companies. Each other Fund may, in the future, convert to a fund of funds structure or a master feeder structure similar to that of Cash Reserves, U.S. Treasury Reserves, and Tax Free Reserves.

    Citi Fund Management Inc. ("Citi Fund Management" or the "Manager") is the investment manager to each Fund and each Portfolio. Citi Fund Management manages the investments of each Portfolio and California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves from day to day in accordance with the investment objectives and policies of each Portfolio or each such Fund. The selection of investments for each Portfolio and each such Fund, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces. Citi Fund Management also provides certain administrative services to the Funds and Portfolios.


    Shares of each Fund are continuously offered by CGM, each Fund's Distributor and may be purchased from the Distributor, or from financial institutions, such as federal or state-chartered banks, trust companies, savings and loan associations or savings banks, investment advisers, or broker-dealers that have entered into an agreement with the Distributor (called "Service Agents"). The Distributor and Service Agents may receive fees from the Funds pursuant to Service Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). Affiliates of the Manager currently serve as the Service Agents for the Funds.


             2.  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                            INVESTMENT OBJECTIVES

    The investment objective of CASH RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

    The investment objective of U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

    The investment objectives of TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

    The investment objectives of CALIFORNIA TAX FREE RESERVES are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.

    The investment objectives of CONNECTICUT TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

    The investment objectives of NEW YORK TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

    The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

                             INVESTMENT POLICIES

    CitiFunds Trust III seeks the investment objectives of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves by investing all of their assets in Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, respectively. Each Portfolio has the same investment objectives and policies as its corresponding Fund. The Prospectuses contain a discussion of the principal investment strategies of each Fund and certain risks of investing in each Fund. The following supplements the information contained in the Prospectuses concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the Portfolios in which they invest, the following applies to both the Funds and the Portfolios, as applicable.

    Each of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. If any of these Funds were to then invest directly in securities, the Fund's assets would be invested in accordance with the investment policies described below.

    Except for a Tax Free Fund's policy to invest at least 80% of its assets in certain municipal obligations, the approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies, except with respect to the policy of Tax Free Reserves Portfolio to invest at least 80% of its assets in certain municipal obligations, as discussed below. If, however, either U.S. Treasury Reserves or U.S. Treasury Reserves Portfolio were to change its investment policies so that more than 20% of its assets, under normal market conditions, could be invested in securities other than those issued or backed by the U.S. Treasury, U.S. Treasury Reserves would give written notice to its shareholders at least 60 days prior to implementing the change.

CASH RESERVES


    Cash Reserves invests all of its investable assets in Cash Reserves Portfolio. Cash Reserves Portfolio seeks to achieve its investment objective through investments in high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Cash Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Cash Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Cash Reserves, all of its assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer. Cash Reserves Portfolio invests, under normal circumstances, in:


        (1) Bank obligations -- Cash Reserves Portfolio may, from time to time, invest up to 100% of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances. Up to 25% of the Portfolio's assets may be invested at any time in dollar-denominated obligations of foreign banks, and all of the Portfolio's assets may be invested at any time in obligations of domestic banks, as that term has been interpreted by the Securities and Exchange Commission (the "SEC"). Under SEC interpretations, a U.S. branch of a foreign bank may be considered a domestic bank if the U.S. branch of the foreign bank is subject to the same regulation as a U.S. bank. Likewise, a non-U.S. branch of a U.S. bank may be considered a domestic bank if the investment risk associated with investing in instruments issued by the non-U.S. branch is the same, in the opinion of the Manager, as that of investing in instruments issued by the branch's domestic parent.

        Cash Reserves Portfolio limits its investments in U.S. bank obligations (including, for these purposes, their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers.

        Certificates of deposit are savings certificates generally issued by commercial banks that bear a maturity date and a specified interest rate, and can be issued in any denomination. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party. A bankers' acceptance is a draft drawn on and accepted by a bank that orders payment to a third party at a later date. Bankers' acceptances generally act as a negotiable time draft for financing imports, exports, or other transactions in goods.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        Cash Reserves Portfolio limits its investments in "non-U.S. bank obligations" to U.S. dollar-denominated obligations of banks that at the time of investment are non-U.S. branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are U.S. or non-U.S. branches of non-U.S. banks that (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Manager, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of any affiliate of the Manager.

        Since Cash Reserves Portfolio may hold investments in non-U.S. bank obligations, an investment in Cash Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in subsection (1) above in connection with the purchase of non-U.S. bank obligations.

        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Manager under procedures approved by the Board of Trustees, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States,
    (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. (See "Repurchase Agreements," below for a description of repurchase agreements.)

        (6) Asset-backed securities, that represent fractional interests in pools of retail installment loans, both secured such as certificates for automobile receivables ("CARS") and unsecured, or leases or fractional interests in pools of revolving credit card receivables ("CARDS"), both secured and unsecured, as well as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities.

    Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

U.S. TREASURY RESERVES


    U.S. Treasury Reserves invests all of its investable assets in U.S. Treasury Reserves Portfolio. U.S. Treasury Reserves Portfolio seeks to achieve its investment objective by investing in obligations of, or guaranteed by, the U.S. government, including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees) and are determined by the Manager under procedures approved by the Board of Trustees to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.


THE TAX FREE FUNDS


    Tax Free Reserves invests all of its investable assets in Tax Free Reserves Portfolio. Tax Free Reserves Portfolio seeks to achieve its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation or other interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") Under normal market conditions, Tax Free Reserves invests at least 80% of its assets in Municipal Obligations and interests in Municipal Obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

    Each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves seeks to achieve its investment objectives by investing primarily in short-term, high quality Municipal Obligations (as defined above). Under normal market conditions, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 80% of their assets in Municipal Obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and California State, Connecticut State and New York State and New York City personal income taxes, respectively, although the exact amount of a Fund's assets invested in such securities varies from time to time.


    Each Tax Free Fund's policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations may not be changed without shareholder approval.


    In determining the tax status of interest on Municipal Obligations, the Manager relies on opinions of bond counsel who may be counsel to the issuer. Although each Fund will attempt to invest 100% of its assets in Municipal Obligations, each Fund reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Tax Free Funds may invest, without limitation, in such taxable securities for temporary defensive purposes. Each Fund may invest more than 25% of its assets in participation certificates or other interests in Municipal Obligations issued or backed by banks. In view of this possible "concentration" in bank participation certificates, an investment in the Tax Free Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Each Tax Free Fund may hold uninvested cash reserves pending investment. Each Tax Free Fund's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.


    The Tax Free Funds are non-diversified which means that they are not subject to certain statutory restrictions under the 1940 Act with respect to limiting the investment of its assets in one or relatively few issuers. However, each Fund is required under rules applicable to money market funds to diversify its portfolio. Furthermore, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers). Each Tax Free Fund may, however, invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state. This concentration may present greater risks than in the case of a diversified company.

    All investments by the Tax Free Funds mature or are deemed to mature at least within 397 days from the date of acquisition and the average maturity of each Fund's securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by the Funds are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.)

    All investments by the Tax Free Funds are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSROs assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of its credit evaluation of the obligor or, if applicable, of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. (See "Ratings of Municipal Obligations" in Appendix A to this Statement of Additional Information.)

    In the case of California Tax Free Reserves, in general, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of California and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("California Municipal Obligations"), will be exempt from federal and California personal income taxes. In order for California Tax Free Reserves to pay dividends that are exempt from federal tax and California personal income tax, the Fund must continue to qualify as a "regulated investment company" for federal income tax purposes. In addition, in order for California Tax Free Reserves to be eligible to pay dividends that are exempt from California personal income tax, at the end of each quarter of its taxable year at least 50% of the Fund's total assets must be invested in obligations, the interest on which is exempt from California taxation when received by an individual ("California Exempt-Interest Securities").

    For Connecticut Tax Free Reserves, dividends paid by the Fund which are treated as exempt-interest dividends for federal income tax purposes, to the extent derived from interest income on tax-exempt obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law, obligations of Puerto Rico, other U.S. territories and their political subdivisions and other qualifying issuers ("Connecticut Municipal Obligations"), will be exempt from federal and Connecticut personal income taxes.

    In the case of New York Tax Free Reserves, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of New York and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("New York Municipal Obligations"), will be exempt from federal, New York State and New York City personal income taxes.

    Subject to their 80% investment policy, the Tax Free Funds may purchase Municipal Obligations issued by other states, their agencies and instrumentalities the interest income on which will be exempt from federal income tax but will be subject to California, Connecticut or New York State and New York City personal income taxes, as the case may be, and/or the federal alternative minimum tax, as well as other securities (see "Taxable Securities" below).

MUNICIPAL OBLIGATIONS

    Each of the Tax Free Funds invests at least 80% of its assets, under normal circumstances, in Municipal Obligations, including:

        (1) Municipal bonds with remaining maturities deemed to be 397 days or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch and which present minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests. See "Municipal Bonds" below.

        (2) Municipal notes with remaining maturities deemed to be 397 days or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch and which present minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees or, if not rated by these rating agencies, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. See "Municipal Notes" below.

        (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch and which present minimal credit risk as determined by the Manager under procedures approved by the Board of Trustees or, if not rated by these rating agencies, is of comparable quality as determined by the Manager under procedures approved by the Board of Trustees. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

    Subsequent to its purchase by a Tax Free Fund, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires sale of such Municipal Obligation by the Fund (other than variable rate instruments which must be sold if they are not "high quality"), but the Manager considers such event in determining whether the Fund should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by a Tax Free Fund are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems (see Appendix A to this Statement of Additional Information for an explanation of these rating systems), the Manager adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. The Trustees have determined that any Municipal Obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (e.g., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch or, if not rated, are of comparable quality as determined by the Manager under procedures approved by the Board of Trustees), or where the obligations are not freely transferable, a Tax Free Fund will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.

    MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

    In addition, certain kinds of private activity bonds ("PABs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. PABs are, in most cases, revenue bonds. The payment of the principal and interest on PABs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many PABs may not be readily marketable; however, it is expected that the PABs or the participation certificates in PABs purchased by a Fund will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.

    Municipal bonds may be issued as "zero coupon" obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Each Tax Free Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for a Fund to liquidate investments in order to satisfy its dividend requirements.

    MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

    For an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see Appendix A to this Statement of Additional Information. For a comparison of yields on such Municipal Obligations and taxable securities, see the Appendix to the Prospectus.


    MUNICIPAL LEASE OBLIGATIONS. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations are typically secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult or, if sold, may not fully cover a Fund's exposure. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.


    VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS. Each of the Tax Free Funds may purchase variable rate instruments and participation interests in Municipal Obligations. Variable rate instruments that the Tax Free Funds may purchase are Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party (called a liquidity feature). A participation interest in a Municipal Obligation gives a Tax Free Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature.

    The variable rate instruments in which Tax Free Funds' assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Variable rate instruments in which the Tax Free Funds may invest include participation interests in variable or fixed-rate Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Fund receiving a variable rate on its investment. The Manager has been instructed by the Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Tax Free Funds, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which a Fund may subscribe. An unrated variable rate instrument may be determined to meet a Fund's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or if it is insured by an insurer that meets the high quality criteria for the Fund discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet a Tax Free Fund's high quality criteria.

    Participation interests in Municipal Obligations may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by the Manager to meet the prescribed quality standards of a Tax Free Fund. Each Tax Free Fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Fund's participation in the security, plus accrued interest. Each Tax Free Fund intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Fund in order to facilitate withdrawals from the Fund, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Fund's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of a Tax Free Fund. With respect to insurance, each of the Tax Free Funds will attempt to have the issuer of the participation interest bear the cost of the insurance, although the applicable Fund may also purchase insurance, in which case the cost of insurance will be an expense of the Fund. Although participation interests may be sold, each Tax Free Fund intends to hold them until maturity, except under the circumstances stated above. Participation interests may include municipal lease obligations. Purchase of a participation interest may involve the risk that a Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability to claim tax exemption of interest paid on that Municipal Obligation.

    In view of the possible concentration of the Tax Free Funds in participation interests in Municipal Obligations issued by banks and/or secured by bank letters of credit or guarantees, an investment in these Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

    Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed interest rate securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    Because of the variable rate nature of the instruments, when prevailing interest rates decline each Tax Free Fund's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, each Tax Free Fund's yield will increase and its shareholders will have reduced risk of capital depreciation.

    For purposes of determining whether a variable rate instrument held by a Tax Free Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing a Fund's dollar-weighted average portfolio maturity.

"WHEN-ISSUED" SECURITIES

    Each of the Tax Free Funds may purchase securities on a "when-issued" or "forward delivery" basis. New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Fund's commitment to purchase). Although the Tax Free Funds will only make commitments to purchase "when-issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Funds may sell these securities before the settlement date if deemed advisable by the Manager.

    Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in a Tax Free Fund's portfolio are subject to changes in value based upon the market's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A segregated account of a Tax Free Fund consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Fund's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, the Tax Free Fund's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of a Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STAND-BY COMMITMENTS

    When a Tax Free Fund purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. A Tax Free Fund also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by a Tax Free Fund with respect to a particular Municipal Obligation held in the Fund's portfolio.

    The amount payable to a Tax Free Fund upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Each Tax Free Fund values stand-by commitments at zero for purposes of computing the value of its net assets.

    The stand-by commitments that each Tax Free Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Fund and the maturity of the underlying security will generally be different from that of the commitment.

TAXABLE SECURITIES


    Although under normal circumstances each Tax Free Fund attempts to invest 100% of its net assets in Municipal Obligations, each Fund may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to state, local and federal income tax. Circumstances in which a Tax Free Fund may invest in taxable securities include the following: (a) pending investment in the type of securities described above;
(b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the Manager, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. In addition, the Tax Free Funds may invest, without limitation, in taxable securities for temporary defensive purposes. The kinds of taxable securities in which the Tax Free Funds' assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch;
(3) certificates of deposit of U.S. banks with assets of $1 billion or more; and
(4) repurchase agreements with respect to any Municipal Obligations or obligations of the U.S. government or its agencies, instrumentalities, or authorities. As described above, Tax Free Fund's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.


RISK FACTORS AFFECTING INVESTMENT IN CALIFORNIA MUNICIPAL OBLIGATIONS

    California Tax Free Reserves intends to invest a high proportion of its assets in California Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For further information concerning California Municipal Obligations, see Appendix B to this Statement of Additional Information.


    Since early 2001 California has faced severe financial challenges, which may continue for several years. The economic recession has resulted in a serious decline in state revenues attributable in large part to declines in personal income tax receipts, particularly stock market related income tax revenues. The impact of the recession has been particularly felt in the high technology sector. The state has addressed continued declines in tax revenues, primarily through expenditure reductions and one-time actions, such as expenditure deferrals, bond issuances and interfund transfers and loans. Similar actions have been proposed in an attempt to meet the state's 2003-2004 budget challenges. However, it is unclear whether one-time revenue enhancements, cost reductions and fund transfers of this sort will be sufficient for the current fiscal year. Additionally, it is expected that further legislative action will be required to address what the state legislative analysts estimate will be a $7.9 billion funding gap in the state's 2004-2005 fiscal year.

    The credit rating agencies have considered California's financial situation. In December 2002, Fitch downgraded the State's general obligation credit rating to "A." In July 2003, Standard & Poor's downgraded the State's general obligation credit rating to "BBB," and in August 2003, Moody's Investors Services downgraded such rating to "A3." In January 2001, these ratings were "AA," "AA" and "Aa2," respectively. In announcing the downgrade, Standard & Poor's cited California's "lack of progress in adopting a fiscal 2004 Budget." Similarly, Moody's Investors Services cited "the large size of the structural budget gap and the view that the [s]tate will have substantial difficulties closing the gap."


    The summary set forth above and in Appendix B is included for the purpose of providing a general description of the State of California credit and financial conditions, is based on information from statements of issuers of California Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

RISK FACTORS AFFECTING INVESTMENT IN CONNECTICUT MUNICIPAL OBLIGATIONS

    Connecticut Tax Free Reserves intends to invest a high proportion of its assets in Connecticut Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning Connecticut Municipal Obligations, see Appendix C to this Statement of Additional Information.


    A shortfall in revenue, due primarily to lower personal income tax collections, and an increase in expenditures caused Connecticut to end its 2002-2003 fiscal year with a general fund budget deficit, despite the implementation of mid-year tax increases and reductions in expenditures. Though the state has approved additional deficit mitigation efforts for the 2003-2004 and 2004-2005 fiscal years, there is no assurance that Connecticut will not experience budget deficits in these and future periods.


    The summary set forth in Appendix C is included for the purpose of providing a general description of the State of Connecticut credit and financial conditions, is based on information from statements of issuers of Connecticut Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

RISK FACTORS AFFECTING INVESTMENT IN NEW YORK MUNICIPAL OBLIGATIONS

    New York Tax Free Reserves intends to invest a high proportion of its assets in Municipal Obligations of the State of New York and its political subdivisions, municipalities, agencies, instrumentalities and public authorities. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

    Many complex political, social and economic forces influence New York State's economy and finances, which may in turn affect New York's financial plan. These forces may affect New York unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State's control.


    As anticipated, the World Trade Center terrorist attacks had an even more devastating impact on the state economy than on the national economy as a whole. The combination of aggressive austerity measures and one-time Federal aid, New York projects a balanced budget for its 2003-2004 fiscal year. The state faces challenges with respect to its 2004-2005 fiscal year, though. New York expects that disbursements will substantially exceed receipts during that period, due largely to increases in government spending on entitlement programs and the failure of tax law changes to generate the anticipated level of increased revenue.

    While there has been recent improvement in the national economic forecast and New York's financial sector has begun to show signs of recovery, the volatility of the financial markets remains a significant source of risk to the state's economic forecast. If the recent rise in equity prices and financial services activity fails to be sustained, industry profitability and associated compensation could be lower than anticipated. In addition, weaker than expected growth for both the national and international economies could weaken the state's recovery, which could, in turn, result in slower employment and income growth than projected.


    For further information concerning New York Municipal Obligations, see Appendix D to this Statement of Additional Information. The summary set forth above and in Appendix D is included for the purpose of providing a general description of New York State and New York City credit and financial conditions, is based on information from statements of issuers of New York Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

CERTAIN ADDITIONAL RISK FACTORS AFFECTING THE TAX FREE FUNDS

    Each of the Tax Free Funds may invest a portion of its assets in the obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions. Payment of interest and preservation of principal is dependent upon the continuing ability of such issuers and/or obligors of territorial, municipal and public authority debt obligations to meet their obligations thereunder. The sources of payment for such obligations and the marketability thereof may be affected by financial and other difficulties experienced by such issues.

STRUCTURED INSTRUMENTS

    Each of the Funds and Portfolios may invest in structured instruments. Structured instruments are money market instruments that have been structured to meet the regulatory requirements for investment by money market funds, typically by a bank, broker-dealer or other financial institution. They generally consist of a trust or partnership through which a fund holds an interest in one or more underlying bonds or other debt obligations coupled with a conditional right to sell ("put") the fund's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). With respect to tax-exempt instruments, the instrument is typically structured as a trust or partnership which provides for pass-through tax-exempt income. Structured instruments in which a Fund or Portfolio may invest include: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

    Structured instruments may be considered to be derivatives. Derivatives raise certain tax, legal, regulatory and accounting issues which may not be presented by direct investments in debt obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of a Fund or Portfolio. For example, with respect to tax-exempt instruments, the tax-exempt treatment of the interest paid to a Fund or Portfolio is premised on the legal conclusion that the holders of such instruments have an ownership interest in the underlying bonds. While a Fund or Portfolio may rely on an opinion of legal counsel to the effect that the income from each such instrument is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

REPURCHASE AGREEMENTS

    Each of the Funds and Portfolios (other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, which may not invest in repurchase agreements except in unusual circumstances when, in the Manager's judgment, direct U.S. Treasury obligations are not available) may invest its assets in repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have control of the collateral, which the Manager believes will give the applicable Fund a valid, perfected security interest in the collateral. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Manager believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

LENDING OF SECURITIES


    Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral received by a Fund or a Portfolio would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, would receive any income generated by the Fund's or Portfolio's investment of the collateral (subject to a rebate payable to the borrower). The borrower alternatively may pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Manager to be of good standing, and when, in the judgment of the Manager, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Manager determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.


PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                           INVESTMENT RESTRICTIONS

    The Funds and the Portfolios each have adopted the following policies which may not be changed with respect to a Fund or a Portfolio, as the case may be, without approval by holders of a majority of the outstanding voting securities of the Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund or Portfolio present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund or Portfolio are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund or Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

    Whenever a Fund is requested to vote on a change in the investment restrictions or fundamental policies of a Portfolio in which the Fund invests, the Fund will generally call a meeting of its shareholders and will vote its shares in the Portfolio in accordance with instructions it receives from its shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of the shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the Portfolio in proportion to the vote of all other investors in the Portfolio.

    A Fund or Portfolio may not:

        (1) borrow money except to the extent such borrowing is not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund or Portfolio may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund or Portfolio may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

        (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund or Portfolio reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

        (4) issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

        (5) make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

        (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, except that each Fund, other than U.S. Treasury Reserves, and each Portfolio other than U.S. Treasury Reserves Portfolio, may invest at least 25% of its assets in bank obligations issued by domestic banks, including, with respect to each of Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves, New York Tax Free Reserves and Tax Reserves Portfolio, bank participation interests in municipal obligations.

    As a fundamental policy, under normal market conditions, each Tax Free Fund invests at least 80% of its assets in municipal obligations and interests in municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and with respect to each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves, that is also exempt from California, Connecticut and New York State and City personal income taxes, respectively.

    As an operating policy, no Fund may invest more than 10% of its net assets (taken at market value) in illiquid or restricted securities (meaning securities which cannot be sold within seven days at the value carried on the Fund's books).

    For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstances is not considered a violation of policy.

                          3. PERFORMANCE INFORMATION

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual funds or classes of shares of other mutual funds, as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent services that monitor the performance of mutual funds, financial indices such as the S&P 500 Index or other industry or financial publications, including, but not limited to, Bank Rate Monitor, iMoneyNet's Money Fund Report, Morningstar, Inc. and Thomson Financial Bank Watch. A Fund may also present statistics on current and historical rates of Money Market Deposit Accounts and Statement Savings, Certificates of Deposit (CDs) and other bank or depository products prepared by outside services such as Bank Rate Monitor, Inc., and compare this performance to the current or historical performance of the Fund. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between a Fund and the various indexes and products which may be compared to the Fund. In particular, mutual funds differ from bank deposits or other bank products in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, but a fund does not guarantee your principal or your returns, and fund shares are not FDIC insured.

    Each Fund may provide current yield and effective yield quotations. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of a Fund which is used consists of a yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the period to obtain the "base period return" and then multiplying the base period return by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of a Fund's investment in a Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by adding 1 to the base period return obtained under the current yield calculation, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    U.S. Treasury Reserves and each Tax Free Fund may provide tax equivalent current yield quotations and tax equivalent effective yield quotations. A tax equivalent yield refers to a yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of tax equivalent yields allows investors to compare yields of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of other funds, the dividends from which are not tax exempt. The tax equivalent current yield quotation and tax equivalent effective yield quotation of a Fund are calculated as follows: If the entire current or effective yield quotation for such period is tax-exempt, the tax equivalent yield will be the applicable yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current or effective yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the applicable yield which is tax-exempt divided by 1 minus a stated income tax rate or rates plus the portion of the applicable yield which is not tax-exempt. A Fund also may provide current yield, effective yield and tax equivalent yield quotations for longer periods.

    Each Fund may provide its period and average annualized total rates of return. The total rate of return refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    Each Fund may also provide its Average Annual Total Returns for the most current one-, five- and ten-year periods, or the life of the relevant class of a Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as from the date of inception. When considering average annual return figures, it is important to note that the annual return for any one year period might have been greater or less than the average for the entire period.

    A Fund's average annual total return figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

    P(1 + T)\n/ = ERV

    Where: P =    a hypothetical initial payment of $1,000
           T =    average annual total return
           n =    number of years
           ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. In computing total rates of return quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's service agent are not included. Of course, any such fees will reduce the shareholder's net return on investment.

    U.S. Treasury Reserves and each Tax Free Fund may provide tax equivalent total rates of return. The tax equivalent total rate of return refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt. Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.


    The following table sets forth the average annual total returns for Class N shares of each Fund and Smith Barney Connecticut Money Market Portfolio -- Class A shares for the period indicated. No Smith Barney Connecticut Money Market Portfolio -- Class Y shares were outstanding for the fiscal year ended August 31, 2003. The calculations below are based on expenses actually paid by each Fund for the periods presented and include any applicable fee waivers and/or reimbursements in place during the time period, which may cause the results to be more favorable than they would have been. Such waivers or reimbursements could be raised or lowered at any time.


                                                             REDEEMABLE VALUE
                                                            OF A HYPOTHETICAL
                                                AVERAGE     $1,000 INVESTMENT
                                                ANNUAL            AT THE
PERIOD                                       TOTAL RETURN   END OF THE PERIOD
------                                       ------------   -----------------

CASH RESERVES
CLASS N
Ten years ended August 31, 2003 ...........      4.15%          $1,501.22
Five years ended August 31, 2003 ..........      3.53%          $1,189.28
One year ended August 31, 2003 ............      0.79%          $1,007.89

U.S. TREASURY RESERVES
CLASS N
Ten years ended August 31, 2003 ...........      3.72%          $1,441.29
Five years ended August 31, 2003 ..........      3.11%          $1,165.36
One year ended August 31, 2003 ............      0.63%          $1,006.24

TAX FREE RESERVES
CLASS N
Ten years ended August 31, 2003 ...........      2.53%          $1,283.70
Five years ended August 31, 2003 ..........      2.18%          $1,113.76
One year ended August 31, 2003 ............      0.67%          $1,006.65

CALIFORNIA TAX FREE RESERVES
CLASS N
Ten years ended August 31, 2003 ...........      2.45%          $1,274.38
Five years ended August 31, 2003 ..........      1.94%          $1,101.06
One year ended August 31, 2003 ............      0.62%          $1,006.21

CONNECTICUT TAX FREE RESERVES
CLASS N
December 1, 1993 (commencement of
  operations) to August 31, 2003 ..........      2.52%          $1,274.67
Five years ended August 31, 2003 ..........      2.01%          $1,104.62
One year ended August 31, 2003 ............      0.55%          $1,005.44

SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO -- CLASS A SHARES
July 3, 1993 (commencement of operations)
  to August 31, 2003 ......................      0.90%          $1,019.50
One year ended August 31, 2003 ............      0.55%          $1,005.44

NEW YORK TAX FREE RESERVES
CLASS N
Ten years ended August 31, 2003 ...........      2.46%          $1,274.75
Five years ended August 31, 2003 ..........      2.09%          $1,108.78
One year ended August 31, 2003 ............      0.63%          $1,006.27

    The following table shows the current yield and effective yield for each Fund. The yields for each Fund are for the seven-day period ended August 31, 2003.

                                                CURRENT YIELD   EFFECTIVE YIELD
                                                -------------   ---------------

Cash Reserves, Class N ......................       0.42%            0.42%
U.S. Treasury Reserves, Class N .............       0.26%            0.26%
Tax Free Reserves, Class N ..................       0.32%            0.32%
California Tax Free Reserves, Class N .......       0.24%            0.24%
Connecticut Tax Free Reserves, Class N ......       0.25%            0.25%
Smith Barney Connecticut
  Money Market Portfolio -- Class A .........       0.25%            0.25%
New York Tax Free Reserves, Class N .........       0.26%            0.26%

    The following table shows the tax equivalent current yield and tax equivalent effective yield calculations for each Fund for the seven day period ended August 31, 2003 and the assumed income tax rate used to determine the calculations.

                                              TAX                  TAX
                                          EQUIVALENT           EQUIVALENT
                                            CURRENT             EFFECTIVE
             CLASS                           YIELD                YIELD           ASSUMED INCOME TAX RATE
             -----                           -----                -----           -----------------------

U.S. Treasury Reserves, Class N              0.45%              0.45%       41.82% (combined state and local tax
                                                                            rate for New York City residents)

Tax Free Reserves, Class N                   0.49%              0.49%

California Tax Free Reserves, Class N        0.41%(1)           0.41%(1)    41.05% (combined California State and
                                                                            federal tax bracket)

Connecticut Tax Free Serves, Class N         0.40%(2)           0.40%(2)    37.93% (combined Connecticut State and
                                                                            federal tax bracket)

Smith Barney Connecticut Money Market        0.40%(2)           0.40%(2)    37.93% (combined Connecticut State and
Portfolio, Class A                                                          federal tax bracket)

New York Tax Free Reserves, Class N          0.43%(3)           0.43%(3)    39.45% (combined New York State, New
                                                                            York City and federal tax bracket)
------------
(1) The calculation also assumes that 98.34% of the Fund's assets were invested in California Municipal Obligations.
(2) The calculation also assumes that 84.15% of the Fund's assets were invested in Connecticut Municipal Obligations.
(3) The calculation also assumes that 88.39% of the Fund's assets were invested in New York Municipal Obligations.


    For advertising and sales purposes, the Funds will generally use the performance of Class N shares. All outstanding Cash Reserves shares were designated Class N shares on January 4, 1999, and all outstanding shares of the other Funds were designated Class N shares on July 14, 2000. The Fund commenced offering Smith Barney Connecticut Money Market Portfolio -- Class A shares on July 3, 2001, and had not yet commenced offering Class Y shares as of the fiscal year ended August 31, 2002. If the performance of Smith Barney Connecticut Money Market Portfolio shares is used for advertising and sales purposes, performance after the class inception date will be actual performance, while performance prior to that date will be Class N performance, adjusted to reflect the differences in sales charges (if any) but not the differences in fees and expenses among the classes. The performance of Smith Barney Connecticut Money Market Portfolio -- Class A and Class Y shares generally would have been higher than Class N performance, because the contractual expenses attributable to the Smith Barney -- Class A and Class Y shares are lower than the expenses attributable to the Class N shares. After waivers, Class N expenses may be the same as Smith Barney -- Class A expenses, in which case the performance of the classes would be similar. Fund performance may also be presented in advertising and sales literature without the inclusion of sales charges.

                     4. DETERMINATION OF NET ASSET VALUE

    The net asset value of each share of each class of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Cash Reserves, 2:00 p.m., Eastern time, for U.S. Treasury Reserves, and 12:00 noon, Eastern time, for the other Funds. Net asset value is calculated for each class of a Fund by dividing the value of the Fund's net assets (i.e., the value of its assets attributable to a class, including its investment in its underlying Portfolio, if any, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. On days when the financial markets in which a Fund invests close early, such Fund's net asset value is determined as of the earlier close of these markets. As of the date of this Statement of Additional Information, the Exchange is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.

    The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the applicable Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the SEC, the Funds' and the Portfolios' Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or, subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Manager to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Funds and Portfolios also have established procedures to ensure that securities purchased meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

    Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize any material long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently then annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    It is expected that each Fund (and each class of a Fund) will have a positive net income at the time of each determination thereof. If for any reason a Fund's or a class' net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, or if a Fund's expenses exceeded its income, the Fund would first offset the negative amount with respect to each shareholder account in that Fund or class from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares of that Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

        5.  ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF SHARES

    Each Fund offers Class N shares and Citi Connecticut Tax Free Reserves offers two additional classes, Smith Barney Connecticut Money Market Portfolio -- Class A and Class Y shares.

    Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees if applicable, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share and dividends per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

    Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses, and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

    When you place purchase orders, please specify what class you are eligible for. If you own shares of more than one class in the Fund, and want to sell shares, you should specify which class of shares you wish to sell.

CLASS N SHARES

    o All Cash Reserves shares held prior to January 4, 1999 have been redesignated Class N shares, and all shares of the other Funds held prior to July 14, 2000 have been redesignated Class N shares.
    o   Class N shares may be purchased from the Distributor or from Service
        Agents.
    o Class N shares are sold at net asset value without an initial sales charge. There are no fees or deferred sales charges when you sell your shares.
    o Class N shares may pay up to 0.25% of the average daily net assets represented by Class N shares to compensate the Funds' Distributor for its distribution services, to compensate Service Agents or others in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity.

SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO SHARES

    In addition to Class N shares, Citi Connecticut Tax Free Reserves offers Smith Barney Connecticut Money Market Portfolio -- Class A and Class Y shares.

    o Class A shares are sold at net asset value without an initial sales charge. Class A shares may pay distribution and service fees of up to 0.10% of the average daily net assets represented by Class A shares.

    o Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000. Class Y shares are not subject to distribution or service fees.

    Investors may purchase shares from a Service Agent. In addition, certain investors purchasing through certain Service Agents, may purchase shares directly from the Fund. When purchasing shares of the Fund, investors must specify which class is being purchased. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at PFPC Global Fund Services, Inc. ("PFPC" or "sub-transfer agent") are not subject to a maintenance fee.

    Investors in Class A shares may open an account in the Fund by making an initial investment of at least $1,000. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for Class A and Class Y. There are no minimum investment requirements for Class A shares for employees of Citigroup, Inc. and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates for Class A and Class Y shares are issued only upon a shareholder's written request to the sub-transfer agent.

LETTER OF INTENT -- CLASS Y SHARES.

    A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.10%) and expenses applicable to the Fund's Class A shares. Please contact a Service Agent or Citicorp Trust Bank, fsb (the "Transfer Agent") for further information.

DEFERRED SALES CHARGE PROVISIONS -- CLASS A SHARES.

    "Deferred Sales Charge Shares" are Class A shares acquired by exchange from another Smith Barney fund subject to a deferred sales charge. A deferred sales charge of 1.00% may be imposed on certain redemptions of these shares if redeemed within 12 months of purchase.

    Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a deferred sales charge to the extent the value of such shares represents: (a) capital appreciation of Fund assets; or
(b) reinvestment of dividends or capital gain distributions.

    In determining the applicability of any contingent deferred sales charge ("CDSC"), it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith Barney.

WAIVERS OF DEFERRED SALES CHARGE.

    The deferred sales charge on the Deferred Sales Charge Shares will be waived on: (a) exchanges (see "Exchanges"); (b) redemptions of shares within 12 months following the death or disability of the shareholder; (c) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 5931/2; (d) involuntary redemptions; and (e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

    Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

EXCHANGES

    The exchange privilege enables shareholders to acquire shares of the same class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.

    Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. The Fund reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

    CLASS N SHARES

    o Class N shares of the Funds may be exchanged for shares of any other Fund offered in the no-load family of CitiFunds.

    o The exchange privilege for Class N shares may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

    SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO SHARES

    o Class A and Class Y shares of the Fund may be exchanged for shares of the same class of another Smith Barney Mutual Fund, if available.

    o Class A shares of the Fund will be subject to the appropriate sales charge upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a sales charge.

    o Class Y shareholders of the Fund who wish to exchange all or a portion of their Class Y shares for Class Y shares in certain Smith Barney Mutual Funds may do so without imposition of any charge.

Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, in its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

ADDITIONAL PURCHASE AND SALE INFORMATION

CLASS N SHARES

    Shareholders may redeem Class N shares by sending written instructions in proper form to the Funds' sub-transfer agent or, if you hold your shares through a Service Agent, to your Service Agent. Shareholders may redeem or exchange Class N shares by telephone, if their account applications so permit. Signature guarantees may be required under certain circumstances.

SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO SHARES

    A shareholder may redeem Smith Barney Connecticut Money Market Portfolio -- Class A and Class Y shares by contacting his or her Service Agent.

    If the Class A or Class Y shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request with respect to Class A or Class Y shares in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the sub-transfer agent receives all required documents in proper form.

GENERAL

    During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone redemption. In such an event, another method of instruction, if available, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Service Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the Fund or the Service Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.


SALE OF SHARES


    Subject to compliance with applicable regulations, the Funds and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.



    The Funds and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

INVOLUNTARY REDEMPTION OF SHARES

    The Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of a Fund if necessary and to eliminate ownership of shares by a particular shareholder when the Trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer). See "Description of Shares, Voting Rights and Liabilities."


                    6. DEALER COMMISSIONS AND CONCESSIONS

    From time to time, the Funds' Distributor or the Manager, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or the Manager may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or Manager may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                                7. MANAGEMENT


    Each Fund and Portfolio is supervised by a Board of Trustees. In each case, over two-thirds of the Trustees are not affiliated with the Manager. The Trustees and Officers of the Trust, their ages, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Citigroup Inc. ("Citigroup") the Trustees oversee, and other directorships they hold are set forth below. The address of each Trustee is 399 Park Avenue, New York, New York 10022. The address for Mr. Shoup and Ms. Guggino, officers of the Trust, is 125 Broad Street, New York, New York 10004. The address for all other officers is 300 First Stamford Place, Stamford, Connecticut 06902. Each Trustee and Officer holds office for his or her lifetime unless that individual resigns, retires, or is otherwise removed.


    An asterisk in the table below identifies those Trustees and Officers who are "interested persons" of the Trust, as defined in the 1940 Act. Each Trustee and Officer of the Trust noted as an interested person is interested by virtue of that individual's position with Citigroup or its affiliates described in the table below.

                                                                                                      NUMBER OF
                                                                                                     INVESTMENT
                                                                                                      COMPANIES
                                                                                                   ASSOCIATED WITH
                                                               PRINCIPAL OCCUPATION DURING            CITIGROUP
                                   POSITION HELD AND                PAST 5 YEARS AND                 OVERSEEN BY
NAME AND AGE                     LENGTH OF TIME SERVED          OTHER DIRECTORSHIPS HELD               TRUSTEE
------------                     ---------------------          ------------------------           ---------------

INTERESTED TRUSTEE
R. Jay Gerken*; 52               Chairman of the Board,    Managing Director of CGM; Chairman,           220
                                 President, and Trustee    President, and Chief Executive
                                 since 2002                Officer of SBFM, Travelers Investment
                                                           Adviser, Inc. ("TIA") and Citi Fund
                                                           Management Inc. ("CFM"); President
                                                           and Chief Executive Officer of
                                                           certain mutual funds associated with
                                                           Citigroup Inc; formerly, Portfolio
                                                           Manager of Smith Barney Allocation
                                                           Series Inc. (from 1996 to 2001) and
                                                           Smith Barney Growth and Income Fund
                                                           (from 1996 to 2001).

DISINTERESTED TRUSTEES
Elliott J. Berv; 60              Trustee since 2001        President and Chief Operations                37
                                                           Officer, Landmark City (real estate
                                                           development) (since 2002); Board
                                                           Member, American Identity Corp.
                                                           (doing business as Morpheus
                                                           Technologies) (biometric information
                                                           management) (since 2001; consultant
                                                           since 1999); Director, Lapoint
                                                           Industries (industrial filter
                                                           company) (since 2002); Executive Vice
                                                           President and Chief Operations
                                                           Officer, DigiGym Systems (on-line
                                                           personal training systems) (since
                                                           2001); President, Catalyst
                                                           (consulting) (since 1984); former Chief
                                                           Executive Officer, Rocket City
                                                           Enterprises (internet service
                                                           company) (from 2000 to 2001); Director,
                                                           Alzheimer's Association (New England
                                                           Chapter) (since 1998).

Donald M. Carlton; 66            Trustee since 2001        Director, American Electric Power             32
                                                           (electric utility) (since 1999);
                                                           Director, Valero Energy (petroleum
                                                           refining) (since 1999); consultant,
                                                           URS Corporation (engineering) (since
                                                           1999); Director, National Instruments
                                                           Corp. (technology) (since 1994);
                                                           former Chief Executive Officer,
                                                           Radian International LLC
                                                           (engineering) (from 1996 to 1998);
                                                           Member of Management Committee,
                                                           Signature Science (research and
                                                           development) (since 2000).

A. Benton Cocanougher;           Trustee since 2001        Dean Emeritus and Wiley Professor,            32
 65                                                        Texas A&M University (since 2001);
                                                           former Dean and Professor of
                                                           Marketing, College and Graduate
                                                           School of Business of Texas A&M
                                                           University (from 1987 to 2001); former
                                                           Director, Randall's Food Markets,
                                                           Inc. (from 1990 to 1999); former
                                                           Director, First American Bank and
                                                           First American Savings Bank (from
                                                           1994 to 1999).

Mark T. Finn; 60                 Trustee since 2001        Adjunct Professor, William & Mary             37
                                                           College (since September 2002);
                                                           Principal/member, Belvan Partners/
                                                           Balfour Vantage -- Manager and
                                                           General Partner to the Vantage Hedge
                                                           Fund, LP (since March 2002); Chairman
                                                           and owner, Vantage Consulting Group,
                                                           Inc. (investment advisory and
                                                           consulting firm) (since 1988); former
                                                           Vice Chairman and Chief Operating
                                                           Officer, Lindner Asset Management
                                                           Company (mutual fund company) (from
                                                           March 1999 to 2001); former President
                                                           and Director, Delta Financial, Inc.
                                                           (investment advisory firm) (from 1983
                                                           to 1999); former General Partner and
                                                           Shareholder, Greenwich Ventures, LLC
                                                           (investment partnership) (from 1996
                                                           to 2001); former President,
                                                           Secretary, and owner, Phoenix Trading
                                                           Co. (commodity trading advisory firm)
                                                           (from 1997 to 2000).

Stephen Randolph Gross;          Trustee since 2001        Partner, Capital Investment Advisory          37
 56                                                        Partners (consulting) (since January
                                                           2000); Director, United Telesis, Inc.
                                                           (telecommunications) (since 1997);
                                                           former Managing Director,
                                                           Fountainhead Ventures, LLC
                                                           (consulting) (from 1998 to 2002);
                                                           Director, ebank.com, Inc. (since
                                                           1997); Director, Andersen Calhoun,
                                                           Inc. (assisted living) (since 1987);
                                                           Secretary, Carint N.A.
                                                           (manufacturing) (since 1988); former
                                                           Treasurer, Hank Aaron Enterprises
                                                           (fast food franchise) (from 1985 to
                                                           2001); Chairman, Gross, Collins &
                                                           Cress, P.C. (accounting firm) (since
                                                           1980); Treasurer, Coventry Limited,
                                                           Inc. (since 1985); former Director,
                                                           Charter Bank, Inc. (from 1987 to
                                                           1997); former Director, Yu Save, Inc.
                                                           (internet company) (from 1998 to
                                                           2000); former Director, Hotpalm.com,
                                                           Inc. (wireless applications) (from
                                                           1998 to 2000); former Director, Ikon
                                                           Ventures, Inc. (from 1997 to 1998).

Diana R. Harrington; 63          Trustee since 1992        Professor, Babson College (since               37
                                                           1993); former Trustee, The Highland
                                                           Family of Funds (investment company)
                                                           (from March 1997 to March 1998).

Susan B. Kerley; 52              Trustee since 1992        Consultant, Strategic Management              37
                                                           Advisors, LLC/Global Research
                                                           Associates, Inc. (investment
                                                           consulting) (since 1990); Director,
                                                           Eclipse Funds (currently supervises
                                                           17 investment companies in fund
                                                           complex) (since 1990).

Alan G. Merten; 62               Trustee since 2001        President, George Mason University            32
                                                           (since 1996); Director, Comshare,
                                                           Inc. (information technology) (since
                                                           1985); former Director, Indus
                                                           (information technology) (from 1995
                                                           to 1999); Director, Digital Net
                                                           Holdings, Inc. (since 2003).

C. Oscar Morong, Jr.; 68         Trustee since 1991        Managing Director, Morong Capital             37
                                                           Management (since 1993); former
                                                           Director, Indonesia Fund (closed-end
                                                           fund) (from 1990 to 1999); Trustee,
                                                           Morgan Stanley Institutional Fund
                                                           (currently supervises 75 investment
                                                           companies) (since 1993).

R. Richardson Pettit; 61         Trustee since 2001        Professor of Finance, University of           32
                                                           Houston (from 1977 to 2002);
                                                           independent consultant (since 1984).

Walter E. Robb, III; 77          Trustee since 1998        Director, John Boyle & Co., Inc.              37
                                                           (textiles) (since 1999); President,
                                                           Benchmark Consulting Group, Inc.
                                                           (service company) (since 1991);
                                                           Director, Harbor Sweets, Inc. (candy)
                                                           (since 1990); sole proprietor, Robb
                                                           Associates (financial consulting)
                                                           (since 1978); Director, W.A. Wilde
                                                           Co. (direct media marketing) (since
                                                           1982); Director, Alpha Grainger
                                                           Manufacturing, Inc. (electronics)
                                                           (since 1983); co-owner, Kedron Design
                                                           (gifts) (since 1978); former Trustee,
                                                           MFS Family of Funds (investment
                                                           company) (from 1985 to 2001); former
                                                           President and Treasurer, Benchmark
                                                           Advisors, Inc. (corporate financial
                                                           consulting) (from 1989 to 2000);
                                                           Harvard Club of Boston (Audit
                                                           Committee) (since 2001).

OFFICERS
R. Jay Gerken*; 52               Chairman, President, and  Managing Director of CGM; Chairman,           220
                                 Chief Executive Officer   President, and Chief Executive
                                 since 2002                Officer of SBFM, TIA and CFM;
                                                           President and Chief Executive Officer
                                                           of certain mutual funds associated
                                                           with Citigroup Inc.; Portfolio
                                                           Manager of Smith Barney Allocation
                                                           Series Inc. (from 1996-2001) and
                                                           Smith Barney Growth and Income Fund
                                                           (from 1996-2001).

Andrew B. Shoup*; 47             Chief Administrative      Director of Citigroup Asset                   N/A
                                 Officer since 2003        Management ("CAM"); Chief
                                                           Administrative Officer of mutual
                                                           funds associated with Citigroup Inc.;
                                                           Head of International Funds
                                                           Administration of CAM (from 2001 to
                                                           2003); Director of Global Funds
                                                           Administration of CAM (from 2000 to
                                                           2001); Head of U.S. Citibank Funds
                                                           Administration of CAM (from 1998 to
                                                           2000).

Frances Guggino*; 46             Controller since 2002     Vice President of CAM; Controller of          N/A
                                                           certain funds associated with
                                                           Citigroup Inc. (since 1991).

Andrew Beagley*; 41              Chief Anti-Money          Director of CAM (since 2000);                 N/A
                                 Laundering Compliance     Director of Compliance, North
                                 Officer since 2002        America, CAM (since 2000); Chief
                                                           Anti-Money Laundering Compliance
                                                           Officer of mutual funds associated
                                                           with Citigroup Inc.; Director of
                                                           Compliance, Europe, the Middle East
                                                           and Africa, CAM (from 1999 to 2000);
                                                           Compliance Officer, Salomon Brothers
                                                           Asset Management Limited, Smith Barney
                                                           Global Capital Management Inc.,
                                                           Salomon Brothers Asset Management Asia
                                                           Pacific Limited (from 1997 to 1999).

Marianne Motley*; 44             Assistant Treasurer       Director, Mutual Fund Administration          N/A
                                 since 2000                for CGM (since 1994).

Robert I. Frenkel*; 49           Chief Legal Officer       Managing Director and General                 N/A
                                 since 2003 and Secretary  Counsel, Global Mutual Funds for CAM
                                 since 2000                (since 1994); Secretary of Citi Fund
                                                           Management Inc.; Secretary of certain
                                                           mutual funds associated with Citigroup
                                                           Inc.; Chief Legal Officer of mutual
                                                           funds associated with Citigroup Inc.

Thomas C. Mandia*; 41            Assistant Secretary       Director and Deputy General Counsel,          N/A
                                 since 2000                CAM (since 1992).

Rosemary D. Emmens*;             Assistant Secretary       Vice President and Associate General          N/A
 34                              since 2000                Counsel, CAM (since 1998).

Harris C. Goldblat*; 34          Assistant Secretary       Associate General Counsel, CAM (since         N/A
                                 since 2000                2000); Associate, Stroock & Stroock &
                                                           Lavan LLP (from 1997 to 2000).

Joseph Volpe*; 41                Assistant Controller      Vice President, CAM (since 1992)              N/A
                                 since 2002

Joseph Genco*; 35                Assistant Controller      Assistant Vice President, CAM (since          N/A
                                 since 2002                1997).



    The business affairs of the Funds are managed by or under the direction of the Board of Trustees.

    The Board of Trustees has a standing Audit Committee comprised of all of the Trustees who are not "interested persons" of the Funds within the meaning of the 1940 Act. The Audit Committee oversees the scope of each Fund's audit, each Fund's accounting and financial reporting policies and practices and its internal controls. The Audit committee approves, and recommends to the Non-Interested Trustees for their ratification, the selection, appointment, retention or termination of the Funds' independent auditors and approves the compensation of the independent auditors. The Audit Committee also approves all audit and permissible non-audit services provided to each Fund by the independent auditors and all permissible non-audit services provided by the Funds' independent auditors to its Manager and any affiliated service providers if the engagement related directly to the Funds' operations and financial reporting. During the most recent fiscal year, the Audit Committee met five times.

    The Board of Trustees also has a standing Governance Committee. All Trustees who are not "interested persons" of the Funds are members of the Governance Committee. The Governance Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Governance Committee met three times during the fiscal year ended August 31, 2003. The Governance Committee does not have a procedure to consider nominees recommended by shareholders.

    The following table shows the amount of equity securities owned by the Trustees in the Funds and in other investment companies associated with Citigroup (the "Fund Complex") supervised by the Trustees as of December 31, 2002.


                                                                         DOLLAR RANGE OF EQUITY SECURITIES
                                                -----------------------------------------------------------------------------------
                                                                         U.S. TREASURY                         CALIFORNIA TAX FREE
                NAME OF TRUSTEE                     CASH RESERVES          RESERVES         TAX FREE RESERVES        RESERVES
                ---------------                     -------------        -------------      -----------------  -------------------
DISINTERESTED TRUSTEES
Elliott J. Berv                                         None                 None                 None                 None
Donald M. Carlton                                       None                 None                 None                 None
A. Benton Cocanougher                                   None                 None                 None                 None
Mark T. Finn                                            None                 None                 None                 None
Stephen Randolph Gross                                  None                 None                 None                 None
Diana R. Harrington                                     None                 None                 None                 None
Susan B. Kerley                                         None                 None                 None                 None
Alan G. Merten                                          None                 None                 None                 None
C. Oscar Morong, Jr.                                    None                 None                 None                 None
R. Richardson Pettit                                    None                 None                 None                 None
Walter E. Robb, III                                     None                 None                 None                 None

INTERESTED TRUSTEE
R. Jay Gerken*                                          None                 None                 None                 None


                                                                          DOLLAR RANGE OF EQUITY SECURITIES
                                                  ---------------------------------------------------------------------------------
                                                                                                             AGGREGATE DOLLAR
                                                                                                              RANGE OF EQUITY
                                                                                                             SECURITIES IN ALL
                                                                                                                REGISTERED
                                                                                                           INVESTMENT COMPANIES
                                                                                                                 OVERSEEN
                                                     CONNECTICUT TAX FREE         NEW YORK TAX FREE        BY THE TRUSTEE IN THE
                 NAME OF TRUSTEE                           RESERVES                   RESERVES                 FUND COMPLEX
                 ---------------                     --------------------         -----------------        ---------------------

DISINTERESTED TRUSTEES
Elliott J. Berv                                              None                       None                  $10,001-$50,000
Donald M. Carlton                                            None                       None                  $10,001-$50,000
A. Benton Cocanougher                                        None                       None                  $10,001-$50,000
Mark T. Finn                                                 None                       None                    $1-$10,000
Stephen Randolph Gross                                       None                       None                       None
Diana R. Harrington                                          None                       None                  $10,001-$50,000
Susan B. Kerley                                           $1-$10,000                    None                    $1-$10,000
Alen G. Merten                                               None                       None                    $1-$10,000
C. Oscar Morong, Jr.                                         None                       None                    $1-$10,000
R. Richardson Pettit                                         None                       None                  $10,001-$50,000
Walter E. Robb, III                                          None                       None                 $50,001-$100,000

INTERESTED TRUSTEE
R. Jay Gerken                                                None                       None                   Over $100,000
----------



    Neither the disinterested Trustees nor their family members had any interest in the Manager, CGM, and any person directly or indirectly controlling, controlled by, or under common control with the Manager or CGM, as of December 31, 2002.

    Information regarding compensation paid to the Trustees for the fiscal year ended August 31, 2003 is set forth below. Mr. Gerken is not compensated for his service as Trustee because of his affiliation with the Manager.

    Each Fund in the Citigroup Fund complex pays a pro rata share of Trustee fees based upon asset size. The Funds currently pay each of the Trustees who is not a director, officer or employee of the manager or any of its affiliates its pro rata share of: an annual fee of $40,000 plus $7,500 for each Board of Trustees meeting attended, $2,500 for each special board meeting attended, and $100 for each telephonic board meeting in which that Trustee participates. In addition, each Trustee who is not a director, officer or employer of the Manager or any of its affiliates and who acts as Chairman of any Committee of the Board of Trustees receives an additional $5,000 for acting as Chairman of such Committee. The Funds will reimburse these Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

TRUSTEE COMPENSATION TABLE

                                                             AGGREGATE          AGGREGATE          AGGREGATE          AGGREGATE
                                          AGGREGATE      COMPENSATION FROM  COMPENSATION FROM  COMPENSATION FROM  COMPENSATION FROM
                                      COMPENSATION FROM    U.S. TREASURY    TAX FREE RESERVES   CALIFORNIA TAX     CONNECTICUT TAX
TRUSTEE                               CASH RESERVES (1)    RESERVES (1)            (1)         FREE RESERVES (1)  FREE RESERVES (1)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
R. Jay Gerken                              $    0             $    0             $    0             $    0             $    0

DISINTERESTED TRUSTEES
Elliott J. Berv                            $1,736             $  284             $  423             $  235             $  185
Donald M. Carlton                          $1,737             $  281             $  421             $  233             $  183
A. Benton Cocanougher                      $1,873             $  303             $  459             $  255             $  200
Mark T. Finn                               $1,799             $  290             $  437             $  241             $  189
Stephen Randolph Gross                     $1,735             $  278             $  418             $  230             $  179
Diana R. Harrington                        $1,733             $  280             $  420             $  232             $  182
Susan B. Kerley                            $1,736             $  284             $  423             $  235             $  185
Alan G. Merten                             $1,687             $  273             $  412             $  229             $  181
C. Oscar Morong, Jr. (2)                   $1,736             $  284             $  423             $  235             $  185
R. Richardson Pettit                       $1,804             $  291             $  438             $  242             $  190
Walter E. Robb, III (2)                    $1,736             $  284             $  423             $  235             $  185

                                                                       PENSION OR            TOTAL         NUMBER OF FUNDS
                                                     AGGREGATE         RETIREMENT      COMPENSATION FROM         IN
                                                 COMPENSATION FROM  BENEFITS PAID AS    FUNDS AND FUND         COMPLEX
                                                 NEW YORK TAX FREE   PART OF FUND      COMPLEX PAID TO      UPON WHICH THE
TRUSTEE                                            RESERVES (1)       EXPENSES(1)         TRUSTEES (3)     TRUSTEES SERVED(3)
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
R. Jay Gerken                                         $    0              None               None                220

DISINTERESTED TRUSTEES
Elliott J. Berv                                       $1,003              None              $70,000               35
Donald M. Carlton                                     $1,003              None              $70,000               30
A. Benton Cocanougher                                 $1,084              None              $70,100               30
Mark T. Finn                                          $1,039              None              $72,500               35
Stephen Randolph Gross                                $1,000              None              $72,500               30
Diana R. Harrington                                   $1,000              None              $72,500               35
Susan B. Kerley                                       $1,003              None              $72,500               35
Alan G. Merten                                        $  976              None              $70,000               30
C. Oscar Morong, Jr.                                  $1,003              None              $90,500               35
R. Richardson Pettit                                  $1,042              None              $72,500               30
Walter E. Robb, III                                   $1,003              None              $72,500               35

------------
(1) Information is for the fiscal year ended August 31, 2003.
(2) Messrs. Morong and Robb have announced their intention to retire as Trustees of the Funds as of December 31, 2003.
(3) Information is for the calendar year ended December 31, 2002.
(4) 2 of the funds in the Fund Complex were not operational during the calendar year ended December 31, 2002.



    The Trustees of the Funds have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years and who have attained at least the age of 67 when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Trustees are first eligible to receive the minimum retirement benefit under the Plan (50% of the maximum benefit) after five years of service and attainment of at least the age of 67. Retirement benefit eligibility increases proportionally with each additional year of service until eligibility for the maximum benefit has been attained. Amounts under the Plan may be paid in twenty equal quarterly installments or, subject to the approval of the disinterested Trustees, in a lump sum (discounted to present value). Benefits under the Plan are unfunded.

    The following table shows the estimated retirement benefit that would be payable under the Plan upon retirement at the specified compensation and years-of-service classifications.

          AVERAGE                                             YEARS OF SERVICE
      COMPENSATION IN        ----------------------------------------------------------------------------------
         LAST YEAR                                                                                   10 YEARS
        OF SERVICE              5 YEARS       6 YEARS       7 YEARS       8 YEARS       9 YEARS       OR MORE
        ----------           ------------  ------------  ------------  ------------  ------------  ------------
          $50,000              $125,000      $150,000      $175,000      $200,000      $225,000      $250,000
          $60,000              $150,000      $180,000      $210,000      $240,000      $270,000      $300,000
          $70,000              $175,000      $210,000      $245,000      $280,000      $315,000      $350,000
          $80,000              $200,000      $240,000      $280,000      $320,000      $360,000      $400,000
          $90,000              $225,000      $270,000      $315,000      $360,000      $405,000      $450,000
         $100,000              $250,000      $300,000      $350,000      $400,000      $450,000      $500,000

    Assuming continuous service as a Trustee of the Funds until the age of mandatory retirement under the Plan, each disinterested Trustee will have achieved at least ten credited years of service and will be eligible for the maximum retirement benefit under the Plan.

    During the fiscal year ended August 31, 2003, former Trustees of the Funds received the following retirement benefits under the Plan: Mr. Riley C. Gilley, an aggregate of $70,000 in $17,500 quarterly installment payments; and Mr. E. Kirby Warren, an aggregate of $70,000 in $17,500 quarterly installment payments.

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Cash Reserves: Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001-2402 (11.42%); Citicorp Mortgage,
Inc., Citigroup MS 430, Attn: Reconciliation, 15851 Clayton Road, Ballwin, MO 63011-2297 (76.64%).

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of U.S. Treasury Reserves: Citicorp Mortgage Inc., Citigold MS 430, Attn: John Malandro
- Reconciliation, 1 Court Square, 22nd Floor, Long Island City, NY 11120-0001 (61.63%); Citibank, N.A., Attn: John Malandro, 1 Court Square, 22nd Floor, New York, NY 11120-0001 (10.89%); Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001-2402 (17%).

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Tax Free Reserves: Citicorp Mortgage Inc., Citigold MS 430, Attn: John Malandro - Reconciliation, 1 Court Square, 22nd Floor, Long Island City, NY 11120-0001 (79.94%); Citibank, N.A., Attn: John Malandro, 1 Court Square, 22nd Floor, New York, NY 11120 (7.07%); Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001-2483 (5.55%).

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of California Tax Free Reserves: Citicorp Mortgage Inc., Citigold MS 430, Attn: Reconciliation, 15851 Clayton Road, Ballwin, MO 63011-2297 (73.92%); Citibank, N.A., Attn: John Malandro, 1 Court Square, 22nd Floor, New York, NY 11120 (14%).

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of Class N Shares of Connecticut Tax Free Reserves: Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001-2402 (6.59%); Citicorp Mortgage Inc., Citigold MS 430, Attn: John Malandro - Reconciliation, 1 Court Square, 22nd Floor, Long Island City, NY 11120-0001 (81.50%).

    As of December 1, 2003, the following shareholders were know by the Manager to own or hold of record 5% or more of the outstanding voting securities of Connecticut Tax Free Reserves--Smith Barney Money Market Portfolio Class A
Shares: Ashish Bhutani, Euro Account, 100 Clapboard Ridge Road, Greenwich CT 06830-3433 (11.3073%).

    As of December 1, 2003, the following shareholders were known by the Manager to own or hold of record 5% or more of the outstanding voting securities of New York Tax Free Reserves: Citigroup Global Markets Inc., 333 West 34th Street, 3rd Floor, New York, NY 10001-2483 (21.02%);
Citicorp Mortgage Inc., Citigold MS 430, Attn: John Malandro - Reconciliation, 1 Court Square, 22nd Floor, Long Island City, NY 11120-0001 (64.72%).

    As of December 1, 2003, the Trustees and Officers as a group owned less than 1% of each class of each Fund.


    Officers receive no compensation from the Funds, although they may be reimbursed for reasonable travel expenses for attending meetings of the Board of Trustees

    The Declaration of Trust of the Trust and each Portfolio provides that the Trust or such Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust or such Portfolio, as the case may be, unless, as to liability to the Trust or such Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust or such Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), by vote of a majority of disinterested Trustees of the Trust or such Portfolio, or in a written opinion of independent counsel, that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties. Rights to indemnification or insurance cannot be limited retroactively.

MANAGER

    Citi Fund Management Inc. acts as the investment manager ("Manager") to each Portfolio and each of the Funds pursuant in each case to management agreements (each a "Management Agreement"). Subject to such policies as the Board of Trustees of a Portfolio or a Fund, as applicable, may determine, the Manager manages the securities of each Portfolio and California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves and makes investment decisions for each Portfolio and such Funds. Currently, advisory services for each of Cash Free Reserves, U.S. Treasury Reserves and Tax Free Reserves are provided through its corresponding Portfolio, but Citi Fund Management may, if requested by the Trustees, provide advisory services directly to such Funds. In addition, the Manager provides certain administrative services to each Fund and each Portfolio under the Management Agreements.

    The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments and effecting securities transactions for each applicable Fund and the Portfolios. The Management Agreements provide that the Manager may delegate the daily management of the securities of a Fund or a Portfolio to one or more subadvisers.

    Unless otherwise terminated, the Management Agreement with respect to a Fund will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's Trustees or by a vote of a majority of the outstanding voting securities of such Fund, and, in either case, by a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    Unless otherwise terminated, the Management Agreement with respect to a Portfolio will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Portfolio's Trustees or by a vote of a majority of the outstanding voting securities of such Portfolio, and, in either case, by a majority of the Trustees of the Portfolio who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

    The Manager provides the Funds and the Portfolios with general office facilities and supervises the overall administration of the Funds and the Portfolios, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' and the Portfolios' independent contractors and agents; and arranging for the maintenance of books and records of each Fund or Portfolio. Trustees, officers, and investors in the Funds and the Portfolios are or may be or may become interested in the Manager, as directors, officers, employees, or otherwise and directors, officers and employees of the Manager are or may become similarly interested in the Funds and the Portfolios.

    Each Management Agreement provides that the Manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by a Portfolio or Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Portfolio or Fund or by a vote of a majority of the Fund's or Portfolio's Trustees, or by the Manager on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. The Management Agreement with each Fund and Portfolio provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement.

    In approving the continuation of each Management Agreement, the Board, including the Independent Trustees, considered the reasonableness of the advisory fee in light of the extent and quality of the advisory services provided and any additional benefits received by the Manager or its affiliates in connection with providing services to the Funds, compared the fees charged by the Manager to those paid by similar funds or clients for comparable services, and analyzed the expenses incurred by the Manager with respect to the Funds. The Board also considered the Funds' performance relative to a selected peer group and to other benchmarks, the expense ratio of the Funds in comparison to other funds of comparable size, and other factors. In addition, the Trustees considered information received at regular meetings throughout the year related to Fund performance and Manager services, and benefits potentially accruing to the Manager and its affiliates from securities lending, transfer agency, administrative and brokerage relationships with affiliates of the manager, as well as research services received by the manager from broker-dealers who execute transactions on behalf of the Funds. After requesting and reviewing such information as they deemed necessary, the Board concluded that the continuation of each Management Agreement was in the best interests of the Funds and their shareholders. The Independent Trustees were advised by separate independent legal counsel throughout the process.

    The Prospectus for the Funds contains a description of the fees payable to the Manager for services under the Management Agreement with respect to each Fund. The Manager may reimburse a Fund or Portfolio or waive all or a portion of its management fees.


    CASH RESERVES: For the period from September 1, 2000 to March 31, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $7,886,219. For the periods from April 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid by Cash Reserves Portfolio to Citi Fund Management under a prior Management Agreement, after waivers, were $9,823,832 and $11,324,457, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by Cash Reserves Portfolio to Citi Fund Management under its current Management Agreement, after waivers, were $23,989,622. For the period from September 1, 2002 to August 31, 2003, the fees paid by Cash Reserves Portfolio to Citi Fund Management under its current Management Agreement, after waivers, were $34,902,447. For the period from January 1, 2002 to August 31, 2002, the fees paid by Cash Reserves to Citi Fund Management under its current Management Agreement, after waivers, were $5,295,300. For the period from September 1, 2002 to August 31, 2003, the fees paid by Cash Reserves to Citi Fund Management under its current Management Agreement, after waivers, were $7,080,441. For the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from Cash Reserves under a prior Administrative Services Agreement, after waivers, were $2,632,595. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Cash Reserves under a prior Administrative Services Agreement, after waivers, were $5,774,394 and $3,083,989, respectively. On December 31, 2001, Cash Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC. For the period from September 1, 2000 to December 31, 2000, the fees payable to Signature Financial Group (Cayman) Ltd., a former administrator of Cash Reserves Portfolio, under a prior Administrative Services Agreement, were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees to Smith Barney Fund Management LLC, a former administrator of Cash Reserves Portfolio, were voluntarily waived. On December 31, 2001, Cash Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    U.S. TREASURY RESERVES: For the period from September 1, 2000 to March 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $624,623. For the periods from April 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management under a prior Management Agreement, after waivers, were $462,644 and $395,703, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management under its current Management Agreement, after waivers, were $793,098. For the period from September 1, 2002 to August 31, 2003, the fees paid by U.S. Treasury Reserves Portfolio to Citi Fund Management under its current Management Agreement, after waivers, were $1,231,929. For the period from January 1, 2002 to August 31, 2002, the fees paid by U.S. Treasury Reserves to Citi Fund Management under its current Management Agreement, after waivers, were $872,084. For the period from September 1, 2002 to August 31, 2003, the fees paid by U.S. Treasury Reserves to Citi Fund Management under its current Management Agreement, after waivers, were $874,407. For the period from September 1, 2000 to December 31, 2000 the fees paid to CFBDS, Inc., the former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $224,375. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from U.S. Treasury Reserves under a prior Administrative Services Agreement, after waivers, were $520,574 and $334,775, respectively. On December 31, 2001, U.S. Treasury Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC. For the period from September 1, 2000 to December 31, 2000, the fees payable to CFBDS, Inc., a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement, were voluntarily waived. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees to Smith Barney Fund Management LLC, a former administrator of U.S. Treasury Reserves Portfolio, under a prior Administrative Services Agreement, were voluntarily waived. On December 31, 2001, U.S. Treasury Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    TAX FREE RESERVES: For the period from September 1, 2000 to March 31, 2001, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $474,434. For the periods from April 1, 2001 to August 31, 2001, and from September 1, 2001 to December 31, 2001, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management under a prior Management Agreement, after waivers, were $359,588 and $375,406, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management under its current Management Agreement, after waivers, were $1,102,565. For the period from September 1, 2002 to August 31, 2003, the fees paid by Tax Free Reserves Portfolio to Citi Fund Management under its current Management Agreement, after waivers, were $1,739,474. For the period from January 1, 2002 to August 31, 2002, the fees paid by Tax Free Reserves to Citi Fund Management under its current Management Agreement,after waivers, were $769,062. For the period from September 1, 2002 to August 31, 2003, the fees paid by Tax Free Reserves to Citi Fund Management under its current Management Agreement, after waivers, were $1,087,802. For the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from Tax Free Reserves, under a prior Administrative Services Agreement were $138,336. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $502,845 and $268,255, respectively. On December 31, 2001, Tax Free Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees to Smith Barney Fund Management LLC, a former administrator of Tax Free Reserves Portfolio, under a prior Administrative Services Agreement were voluntarily waived. On December 31, 2001, Tax Free Reserves Portfolio terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    CALIFORNIA TAX FREE RESERVES: For the period from September 1, 2000 to March 31, 2001, the fees paid to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $234,651. For the periods from April 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid by California Tax Free Reserves to Citi Fund Management under a prior Management Agreement, after waivers, were $112,000 and $128,047, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by California Tax Free Reserves to Citi Fund Management under the current Management Agreement, after waivers, were $656,863. For the period from September 1, 2002 to August 31, 2003, the fees paid by California Tax Free Reserves to Citi Fund Management under its current Management Agreement, after waivers, were $966,037. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from California Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $343,357 and $180,318, respectively. On December 31, 2001, California Tax Free Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    CONNECTICUT TAX FREE RESERVES: For the period from September 1, 2000 to March 31, 2001, the fees paid to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $153,446. For the periods from April 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid by Connecticut Tax Free Reserves to Citi Fund Management under a prior Management Agreement, after waivers, were $51,808 and $96,147, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by Connecticut Tax Free Reserves to Citi Fund Management under the current Management Agreement, after waivers, were $499,052. For the period from September 1, 2002 to August 31, 2003, the fees paid by Connecticut Tax Free Reserves to Citi Fund Management under its current Management Agreement, after waivers, were $779,976. For the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from Connecticut Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $172,766. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from Connecticut Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $164,379 and $138,062, respectively. On December 31, 2001, Connecticut Tax Free Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.

    NEW YORK TAX FREE RESERVES: For the period from September 1, 2000 to March 31, 2001, the fees paid to Citi Fund Management's predecessor, Citibank, under a prior Advisory Agreement, after waivers, were $1,175,049. For the periods from April 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid by New York Tax Free Reserves to Citi Fund Management under a prior Management Agreement, after waivers, were $916,134 and $730,067, respectively. For the period from January 1, 2002 to August 31, 2002, the fees paid by New York Tax Free Reserves to Citi Fund Management under the current Management Agreement, after waivers, were $3,400,547. For the period from September 1, 2002 to August 31, 2003, the fees paid by New York Tax Free Reserves to Citi Fund Management under its current Management Agreement, after waivers, were $4,590,600. For the period from September 1, 2000 to December 31, 2000, the fees paid to CFBDS, Inc., a former administrator, from New York Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $639,579. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the fees paid to Smith Barney Fund Management LLC, a former administrator, from New York Tax Free Reserves under a prior Administrative Services Agreement, after waivers, were $1,458,135 and $767,732, respectively. On December 31, 2001, New York Tax Free Reserves terminated its Administrative Services Agreement with Smith Barney Fund Management LLC.


    Citigroup Inc. affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The Manager has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup Inc.

    The Funds use the name "Citi" by agreement with Citi Fund Management. If the Manager, or its assignee, ceases to serve as the Manager of the Funds, the Funds will change their respective names so as to delete the word "Citi".

DISTRIBUTOR


    CGM, located at 388 Greenwich Street, New York, New York 10013, serves as each Fund's distributor pursuant to a written agreement (the "Distribution Agreement") which was approved by the Funds' Board of Trustees, including a majority of the Independent Trustees.

    The Distribution Agreement is terminable with respect to a Fund with or without cause, without penalty, on 60 days' notice by the Trustees or by vote of holders of a majority of a Fund's outstanding voting securities, or on 90 days' notice by CGM. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of a Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.


    Class N shares of the Funds and Smith Barney Connecticut Money Market Portfolio -- Class A shares each have a Service Plan (each a "Service Plan" and collectively, the "Service Plans") adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, each Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Class N shares, and not to exceed 0.10% of the average daily net assets of the Fund attributable to that class in the case of the Plan relating to Smith Barney Connecticut Money Market -- Class A shares. Such fees may be used to make payments to the Distributor for distribution services, to Service Agents in respect of the sale of shares of the Funds, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the Distributor to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided. Recipients may receive different compensation for sales for Class N shares and Smith Barney Connecticut Money Market -- Class A shares.

    The Service Plans also provide that the Distributor and Service Agents may receive any applicable sales charge paid by investors as partial compensation for their services in connection with the sale of shares. The Service Plans provide that the Distributor and Service Agents may receive all or a portion of any applicable deferred sales charges paid by investors. Neither the Class N shares nor the Smith Barney Connecticut Money Market -- Class A shares currently impose any sales charges, although in certain circumstances, Smith Barney Connecticut Money Market Class A shares received in exchange may be subject to a deferred sales charge.

    The Service Plans permit the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if the expenses exceed the fees provided for by the applicable Plan, the Funds will not be obligated to pay more than those fees and, if expenses incurred are less than the fees paid to the Distributor and others, they will realize a profit. The Funds will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Funds. In their annual consideration of the continuation of the Service Plans for the Funds, the Trustees will review the Service Plans and the expenses for each class of the Fund separately.

    Each Service Plan also recognizes that various service providers to the Funds, such as its Manager, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Funds for other purposes, such as management fees, and that the Funds' Distributor or Service Agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plans specifically provide that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

    Each Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Fund's Trustees and a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified Trustees"). Each Service Plan requires that the Fund and the Distributor provide to the Trustees, and the Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. Each Service Plan further provides that the selection and nomination of the qualified Trustees is committed to the discretion of such qualified Trustees then in office. A Service Plan may be terminated with respect to any class of a Fund at any time by a vote of a majority of the qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. A Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plans for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.


    As contemplated by the Service Plans, the Distributor acts as agent of the Funds in connection with the offering of shares of the Funds pursuant to the Distribution Agreement. Payments made to the distributor by each Fund for the past three fiscal years are set forth below.

    CASH RESERVES: For the period from September 1, 2000 to December 31, 2000, the Fund, after waivers, did not pay CFBDS, Inc., the former distributor, any distribution fees under a prior Distribution Agreement for Class N shares. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, all distribution fees payable to CGM by the Fund under prior distribution plans were voluntarily waived. For the period from January 1, 2002 to August 31, 2002, the Fund paid, after waivers, $4,310,305 to CGM under the current Service Plan for Class N shares. For the period from September 1, 2002 to August 31, 2003, the Fund paid $5,544,824 to CGM under the current Service Plan for Class N shares. For the fiscal year ended August 31, 2001 and for the period from September 1, 2001 to December 31, 2001, aggregate fees paid to Service Agents by the Fund under prior Servicing Agreements, after waivers, were $6,499,260 and $2,259,689, respectively. Each Servicing Agreement was terminated as of December 31, 2001.

    U.S. TREASURY RESERVES: For the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $40,481, none of which was applicable to print or electronic media advertising. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the Fund paid, after waivers, $87,312 and $64,298, respectively, to CGM under prior distribution plans. For the period from January 1, 2002 to August 31, 2002, the Fund paid, after waivers, $746,539 to CGM under the current Service Plan for Class N shares. For the period from September 1, 2002 to August 31, 2003, the Fund paid, after waivers, $849,985 to CGM under the current Service Plan for Class N shares. For the fiscal year ended August 31, 2001 and for the period from September 1, 2001 to December 31, 2001, aggregate fees paid by the Fund to Service Agents under prior Servicing Agreements, after waivers, were $816,600 and $344,001, respectively. Each Servicing Agreement was terminated as of December 31, 2001.

    TAX FREE RESERVES: For the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $37,645. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the Fund paid, after waivers, $162,843 and $89,774, respectively, to CGM under prior distribution plans. For the period from January 1, 2002 to August 31, 2002, the Fund paid, after waivers, $987,722 to CGM under the current Service Plan for Class N shares. For the period from September 1, 2002 to August 31, 2003, the Fund paid $1,363,084 to CGM under the current Service Plan for Class N shares. For the fiscal year ended August 31, 2001 and for the period from September 1, 2001 to December 31, 2001, aggregate fees paid by the Fund to Service Agents under prior Servicing Agreements, after waivers, were $1,306,749 and $444,860, respectively. Each Servicing Agreement was terminated as of December 31, 2001.

    CALIFORNIA TAX FREE RESERVES: For the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $9,648. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the Fund paid, after waivers, $25,101 and $23,265, respectively, to CGM under prior distribution plans. For the period from January 1, 2002 to August 31, 2002, the Fund paid, after waivers, $532,092 to CGM under the current Service Plan for Class N shares. For the period from September 1, 2002 to August 31, 2003, the Fund paid $755,342 to CGM under the current Service Plan for Class N shares. For the fiscal year ended August 31, 2001 and for the period from September 1, 2001 to December 31, 2001, aggregate fees paid to Service Agents under prior Servicing Agreements with respect to Class N shares, after waivers, were $786,112 and $261,351, respectively. Each Servicing Agreement was terminated as of December 31, 2001.

    CONNECTICUT TAX FREE RESERVES
    CLASS N SHARES: For the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $4,023. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the Fund paid, after waivers, $9,685 and $10,963, respectively, to CGM under prior distribution plans. For the period from January 1, 2002 to August 31, 2002, the Fund paid, after waivers, $303,301 to CGM under the current Service Plan for Class N shares. For the period from September 1, 2002 to August 31, 2003, the Fund paid $390,768 to CGM under the current Service Plan for Class N shares. For the fiscal year ended August 31, 2001 and for the period from September 1, 2001 to December 31, 2001, aggregate fees paid to Service Agents under prior Servicing Agreements with respect to Class N shares, after waivers, were $570,537 and $178,876, respectively. Each Servicing Agreement was terminated as of December 31, 2001.

    SMITH BARNEY CONNECTICUT MONEY MARKET PORTFOLIO - CLASS A SHARES: For the period from July 3, 2001 to August 31, 2001 and for the fiscal year ended August 31, 2001, the Fund paid, after waivers, $2,304 and $58,419, respectively, to CGM under the Service Plan for Class A shares. For the period from September 1, 2002 to August 31, 2003, the Fund paid $74,220 to CGM under the current Service Plan for Class N shares.

    NEW YORK TAX FREE RESERVES: For the period from September 1, 2000 to December 31, 2000, the fees paid from the Fund to CFBDS, Inc., the former distributor, under a prior Distribution Agreement for Class N shares, after waivers, were $210,332. For the periods from January 1, 2001 to August 31, 2001 and from September 1, 2001 to December 31, 2001, the Fund paid $489,021 and $268,466, respectively, to CGM under prior distribution plans. For the period from January 1, 2002 to August 31, 2002, the Fund paid $2,361,685 to CGM under the current Service Plan for Class N shares. For the period from September 1, 2002 to August 31, 2003, the Fund paid $3,276,995 to CGM under the current Service Plan for Class N shares. For the fiscal year ended August 31, 2001 and for the period from September 1, 2001 to December 31, 2001, aggregate fees paid by the Fund to Service Agents under prior Servicing Agreements with respect to Class N shares were $3,479,271 and $1,154,004, respectively. Each Servicing Agreement was terminated as of December 31, 2001.

    For the fiscal year ended August 31, 2003, amounts paid by Citigroup Global Markets for distribution activities were used for the following principal types of activities:


                                             PAYMENTS TO
                               FINANCIAL     UNAFFILIATED     PAYMENTS TO
                               CONSULTANT      SERVICE        AFFILIATED     OPERATIONAL
                              COMPENSATION     AGENTS       SERVICE AGENTS     EXPENSES      MARKETING      PRINTING        TOTAL
                              ------------   ------------   --------------    ----------     ---------      --------        -----
Citi Cash Reserves --
  Class N                        --               --              --           5,085,679       403,171          --         5,488,851
Citi U.S. Treasury
  Reserves -- Class N            --               --              --             721,446       285,038          --         1,006,484
Citi Tax Free Reserves --
  Class N                        --               --              --           1,181,249       283,274          --         1,464,523
Citi California Tax Free
  Reserves -- Class N            --               --              --             593,418       279,325          --           872,743
Citi New York Tax Free
  Reserves -- Class N            --               --              --           2,621,651       361,286        10,200       2,993,137
Citi Connecticut Tax Free
  Reserves -- Class N            --               --              --             231,358       182,208         4,565         418,132
Citi Connecticut Tax Free
  Reserves -- Smith Barney
  Connecticut Money Market
  Portfolio Class A Shares       --               --              --             109,858        86,520         2,168         198,546


    In addition, various service providers, including the Manager, may have made payments for distribution related expenses out of their own resources, including past profits, or from payments received from the Funds for other purposes, such as management fees.

CODE OF ETHICS

    The Funds, the Portfolios, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

TRANSFER AGENT AND CUSTODIAN


    The Funds and each Portfolio have entered into a Transfer Agency and Service Agreement with Citicorp Trust Bank, fsb ("Citicorp Trust"), an affiliate of CGM, pursuant to which Citicorp Trust acts as transfer agent for each Fund. Under the Transfer Agency and Service Agreement, Citicorp Trust maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, Citicorp Trust receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for a Fund or Portfolio during the month and is reimbursed for out-of-pocket expenses. The principal business address of Citicorp Trust Bank, fsb is 125 Broad Street, New York, New York 10004.


    PFPC Global Fund Services, P.O. Box 9699, Providence, RI 02940-9699, serves as the sub-transfer agent with respect to the Smith Barney Connecticut Money Market Portfolio -- Class A and Class Y shares of the Funds. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the Smith Barney Class A and Class Y shares, handles certain communications between shareholders and the Fund, and distributes dividends and distributions payable by the Fund. For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for out-of-pocket expenses.

    The Funds and the Portfolios also have entered into a Custodian Agreement and a Sub-Transfer Agency Agreement with State Street Bank and Trust Company, or its affiliate State Street Canada, Inc. ("State Street"), pursuant to which custodial and fund accounting services are provided for each Fund and Portfolio and sub-transfer agency services are provided for the Class N shares of each Fund and the Portfolios. Among other things, State Street calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the applicable Fund's or Portfolio's Trustees. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

                          8. PORTFOLIO TRANSACTIONS


    The Portfolios' and the Funds' purchases and sales of portfolio securities usually are principal transactions. Portfolio securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases, and no such commissions have been paid by the Portfolios during the past three fiscal year period ending August 31, 2003. The Portfolios and the Funds do not anticipate paying brokerage commissions. Any transaction for which a Portfolio or a Fund pays a brokerage commission will be effected at the best execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.


    Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio or Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for each Portfolio and Fund will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Manager or its affiliates. If, however, a Portfolio or Fund and other investment companies, series or accounts managed by the Manager are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or Fund or the size of the position obtainable for the Portfolio or Fund. In addition, when purchases or sales of the same security for a Portfolio or Fund and for other investment companies or series managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.


    Portfolio transactions may be executed with the Manager, or with any affiliate of the Manager, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio or Fund during the fiscal year ended August 31, 2003 to the Manager or any affiliate of the Manager.


    The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolios and the Funds may purchase securities that are offered in underwritings in which a Citigroup affiliate participates. These procedures prohibit the Portfolios and the Funds from directly or indirectly benefiting a Citigroup affiliate in connection with such underwritings. In addition, for underwritings where a Citigroup affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Portfolios or the Funds could purchase in the underwritings.

           9. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    The Funds are each a series of CitiFunds Trust III and are governed by a Declaration of Trust. The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares or to classify or reclassify outstanding shares. Each share of each class represents an equal proportionate interest in a Fund with each other share of that class. The Trust also reserves the right to modify the preferences, voting powers, rights and privileges of shares of each class without shareholder approval. Shares of each series of the Trust participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences among classes of shares of a series). Shareholders of all Funds of the Trust generally will vote together on all matters except when the Trustees determine that only shareholders of particular Funds or classes are affected by a particular matter or when applicable law requires shareholders to vote separately by Fund or class.


    A Fund may involuntarily redeem shareholder's shares at any time for any reason the Trustees deem appropriate, including for the following reasons: (i) in order to eliminate small accounts for administrative efficiencies and cost savings, (ii) the failure of a shareholder to supply a tax identification number or other information, if required to do so, (iii) to protect the tax status of a Fund if necessary, (iv) failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares; (v) the failure of a shareholder to pay when due for the purchase of shares and
(vi) to eliminate ownership of shares by a particular shareholder when the Trustees determine that the particular shareholder's ownership is not in the best interests of the other shareholders of a Fund.


    The holders of shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to a Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation.

    Each shareholder of a Fund is entitled to one vote for each dollar of net asset value (number of shares of the Fund owned times net asset value per share) of the Fund, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders do not have cumulative voting rights. The Funds are not required to hold and have no present intention of holding annual meetings of shareholders but will hold special shareholder meetings when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust.

    The Trust's Declaration of Trust provides that, at any meeting of shareholders, a Service Agent may vote any shares of which it is the holder of record, and for which it does not receive voting instructions, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Service Agent is the agent at record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    With respect to Funds in a master/feeder structure, the master fund (called a portfolio) in which a Fund invests is a New York trust and is also governed by a Declaration of Trust similar to the Fund's Declaration of Trust. Whenever a vote is submitted to the portfolio's investors, a Fund will generally call a meeting of its own shareholders. To the extent it does not receive instructions from its shareholders, a Fund will vote its shares in the Portfolio in the same proportion as the vote of shareholders who do give voting instructions. Alternatively, without seeking instructions from its shareholders, a Fund could vote its shares in the portfolio in proportion to the vote of all the other investors in the portfolio.

    The Trust, or any Fund or class, may merge or consolidate with or may sell, lease or exchange all or substantially all of its assets to another operating entity if authorized at any meeting of shareholders representing a majority of the voting power of the Trust voting as a single class or of the affected Fund or class, or by written consent, without a meeting, of the holders of shares representing a majority of the voting power of the outstanding shares of the Trust voting as a single class, or of the affected Fund or class. The Trust or any Fund or class may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust may be terminated at any time by a vote of a majority of the voting power of the Trust or by the Trustees by written notice to the shareholders. Any Fund, or any class of any Fund, may be terminated at any time by a vote of a majority of the outstanding voting power of that Fund or class, or by the Trustees by written notice to the shareholders of that Fund or class. If not so terminated, the Trust will continue indefinitely.

    Except as described in "Additional Information on the Purchase and Sale of Shares" with respect to Smith Barney Money Market Portfolio Class A and Y shares, share certificates will not be issued.

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, Trustees Emeritus, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    The Trust's Declaration of Trust provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of funds with the same or an affiliated investment adviser or distributor or the amount of such compensation.

    The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration.

    Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and a Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of a Portfolio would ever exceed its assets.

    With respect to Funds in a master/feeder structure, a Fund may add to or reduce its investment in the Portfolio on each business day. At 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 3:00 p.m. Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, 2:00 p.m., Eastern time, for U.S. Treasury Reserves Portfolio and 12:00 noon, Eastern time, for Tax Free Reserves Portfolio, on the following business day of the Portfolio.

                      10. CERTAIN ADDITIONAL TAX MATTERS

    Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions (as a percentage of a Fund's overall income and, in the case of a Tax Free Fund, as a percentage of its tax-exempt income) and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal income or excise taxes.

    Investment income received by Cash Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Cash Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Cash Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Cash Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

    The portion of a Tax Free Fund's distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Tax Free Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from a Tax Free Fund on their federal income tax returns.


    Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations. Similarly, the Funds do not expect any distributions to be treated as "qualified dividend income," which is taxed at reduced rates.


    With respect to California Tax Free Reserves, under existing California law, if, at the close of each quarter of its taxable year, the Fund continues to qualify for the special federal income tax treatment afforded regulated investment companies and at least 50% of the value of the Fund's total assets consist of California Exempt-Interest Securities, then "California exempt-interest dividends" attributable to such securities will be exempt from California personal income tax. A "California exempt-interest dividend" is any dividend distributed by California Tax Free Reserves to the extent that it is derived from the interest received by the Fund from California Exempt-Interest Securities (less related expenses) and designated as such by written notice to shareholders. Distributions other than "California exempt-interest dividends" by California Tax Free Reserves to California residents will be subject to California personal income tax. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of Fund shares will not be deductible for California personal income tax purposes if the Fund distributes dividends that are exempt from California taxation. The foregoing is only a brief summary of some of the important tax considerations generally affecting the taxation of dividends received by shareholders that are subject to California personal income tax. Potential investors, including, in particular, investors who may be subject to other taxes, such as California corporate franchise tax, California corporate income tax or taxes of other jurisdictions, should consult with their own tax advisers.

             11. INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, are the independent auditors for Cash Reserves and Cash Reserves Portfolio. KPMG LLP, 757 Third Avenue, New York, New York 10017, are the independent accountants for U.S. Treasury Reserves, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and each of the Tax Free Funds.


    The audited financial statements of Cash Reserves (Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statement of Changes in Net Assets for the years ended August 31, 2003 and 2002, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 2003, Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statement of Changes in Net Assets for the years ended August 31, 2003 and 2002, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Cash Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of PricewaterhouseCoopers LLP, as experts in accounting and auditing.

    The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2002 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 2003, Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2002 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent auditors, as it pertains to the fiscal year ended August 31, 2003, 2002 and 2001. Fiscal years ended prior to August 31, 2001 were audited by Deloitte & Touche ("D&T"). Effective September 1, 2000, D&T resigned as auditors of the Fund. During the Fund's fiscal years of 1999 and 2000, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

    The audited financial statements of Tax Free Reserves (Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2002 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report) and of Tax Free Reserves Portfolio (Portfolio of Investments at August 31, 2003, Statement of Assets and Liabilities at
August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2002 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent auditors, as it pertains to the fiscal years ended August 31, 2003 and 2002. Fiscal years ended prior to August 31, 2001 were audited by Deloitte & Touche ("D&T"). Effective September 1, 2000, D&T resigned as auditors of the Fund. During the Fund's fiscal years of 1999 and 2000, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

    The audited financial statements of California Tax Free Reserves (Portfolio of Investments at August 31, 2003, Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2002 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of California Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent auditors, as it pertains to the fiscal years ended August 31, 2003 and 2002. Fiscal years ended prior to August 31, 2001 were audited by Deloitte & Touche ("D&T"). Effective September 1, 2000, D&T resigned as auditors of the Fund. During the Fund's fiscal years of 1999 and 2000, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

    The audited financial statements of Connecticut Tax Free Reserves (Portfolio of Investments at August 31, 2003, Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2002 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of Connecticut Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent auditors, as it pertains to the fiscal years ended August 31, 2003 and 2002. Fiscal years ended prior to August 31, 2001 were audited by Deloitte & Touche ("D&T"). Effective September 1, 2000, D&T resigned as auditors of the Fund. During the Fund's fiscal years of 1999 and 2000, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.

    The audited financial statements of New York Tax Free Reserves (Portfolio of Investments at August 31, 2003, Statement of Assets and Liabilities at August 31, 2003, Statement of Operations for the year ended August 31, 2003, Statements of Changes in Net Assets for the years ended August 31, 2002 and 2003, Financial Highlights for each of the years in the five-year period ended August 31, 2003, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of New York Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of KPMG LLP, the Fund's independent auditors, as it pertains to the fiscal years ended August 31, 2003 and 2002. Fiscal years ended prior to August 31, 2001 were audited by Deloitte & Touche ("D&T"). Effective September 1, 2000, D&T resigned as auditors of the Fund. During the Fund's fiscal years of 1999 and 2000, D&T's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports.


    A copy of each of the Annual Reports accompanies this Statement of Additional Information.

                                                                    APPENDIX A

                      RATINGS OF MUNICIPAL OBLIGATIONS*


    The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S THREE HIGHEST LONG-TERM OBLIGATION RATINGS:

    Aaa - Obligations rated Aaa are judged to be of the best quality with minimal credit risk.

    Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

    A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

    Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classifications Aa and A. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF US MUNICIPAL SHORT-TERM DEBT AND DEMAND OBLIGATION:

    In municipal debt issuance, Moody's ratings for short-term obligations are designated Municipal Investment Grade ("MIG"). The short-term rating assigned to the demand feature of variable rate demand obligations is designated VMIG. MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

    MIG 1 -- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

    MIG 2 -- This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

    VMIG1 -- This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

    VMIG2 -- This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST SHORT-TERM DEBT
RATINGS:

    Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

    Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

    Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S THREE HIGHEST LONG-TERM ISSUE
RATINGS:

    Issue credit ratings are based, in varying degrees, on all of the following considerations: (1) likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligations; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

--------------
*As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

    The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

    AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment is very strong.

    A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    Plus (+) or Minus (-): The AA and A ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

    A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

        -- Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

        -- Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

        Note rating symbols are as follows:

            SP-1 -- Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

            SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST COMMERCIAL PAPER
RATINGS:

    A Standard & Poor's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

    A-1 -- A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2 -- A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S RATINGS OF TAX-EXEMPT DEMAND
BONDS:

    Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1 +/A-1 +").

DESCRIPTION OF FITCH IBCA, DUFF & PHELPS' TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT RATINGS:

    When assigning ratings, the agency considers the historical and prospective financial condition, quality of management, and operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

    Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/ F1+." The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

    AAA -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

    AA -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    Plus (+) or Minus (-): "+" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.

DESCRIPTION OF FITCH RATINGS' TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT
RATINGS:

    A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

    F1 -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

    F2 -- Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                                                                    APPENDIX B

                      ADDITIONAL INFORMATION CONCERNING
                       CALIFORNIA MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in California Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by the State of California (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from official statements and a preliminary official statement dated December 3, 2003 relating to offerings of California issuers. Citi California Tax Free Reserves has not independently verified and is not responsible for the accuracy or timeliness of this information.

                              ECONOMY GENERALLY

    California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. California's economy slipped into a recession in early 2001, losing about 290,000 jobs between March 2001 and January 2002. The recession was concentrated in the State's high-tech sector and, geographically, in the San Francisco Bay Area. Employment grew by about 79,000 jobs between January 2002 and May 2002 as the State began to recover. The recovery then stalled, however, and since then, the economy has been sluggish, with unemployment varying narrowly between 6.6% and 6.9% and employment falling by about 14,000 between May 2002 and June 2003.

                             RECENT DEVELOPMENTS

    In recent years, the State has experienced a decline in State revenues attributable in large part to declines in personal income tax receipts, including stock market related income tax revenues, such as capital gains realizations and stock option income. The State estimates that stock market related personal income tax revenue declined from $17.9 billion in fiscal year 2000-2001 to $6.1 billion in fiscal year 2001-2002, and to $5.0 billion in 2002-2003, a total decline of 72 percent. The State's economy continued to grow slowly through August of 2003. Slow growth is projected for the balance of 2003, and moderate growth is projected in 2004, generally tracking the national economy.

    The Governor released a revised 2003-04 Budget on May 14, 2003 (the "May Revision"), which projected that while some corrective action was taken in the spring of 2003, the pre-corrective action budget gap had increased to about $38.2 billion. The budget proposals contained in the May Revision were significantly changed from the original Governor's Budget, and Governor Davis proposed to address the budget challenge in three phases: (1) eliminate an estimated $10.675 billion budget deficit accumulated through June 30, 2003 by issuing fiscal recovery bonds to be repaid from a temporary one-half cent increase in the State sales tax, (2) balance the fiscal year 2003-04 budget with a combination of expenditure cuts (some already approved by the Legislature in the spring of 2003), fund transfers and loans, and transfers of certain health and social services programs from the State to counties, and
(3) pursue legislative action during the balance of the 2003 legislative session to enact structural reforms that would eliminate a funding gap at the end of the 2004-05 fiscal year, which in May 2003 was estimated at $7.9 billion by the Legislative Analyst's Office ("LAO"), but has since been revised upward by the LAO to $10.2 billion (assuming no vehicle license fee "backfill" payments).

    The annual Budget Act for fiscal year 2003-04 (the "2003 Budget Act"), adopted by the Legislature on July 29, 2003 and signed by Governor Davis on August 2, 2003, largely reflects the budget proposals contained in the May Revision. Realization of the 2003 Budget Act proposals is dependent upon numerous assumptions and contingencies, including, among others, the successful resolution of pending litigation relating to the issuance of pension obligation bonds and pending litigation relating to the issuance of fiscal recovery bonds (expected to generate approximately $10.7 billion of proceeds). A State trial court has declined to validate the pension obligation bonds and the State has appealed this decision. The 2003 Budget Act also assumed the restoration of the vehicle license tax and an end to State "backfill" payments to local governments, resulting in estimated savings at the time of adoption of the 2003 Budget Act of $4.2 billion for fiscal year 2003-04.

    In his first days in office, Governor Schwarzenegger issued an executive order rescinding the vehicle license fee increase, and proposed legislation appropriating $2.275 billion in fiscal year 2003-04 to continue making "backfill" payments to local governments during fiscal year 2003-04 and $1.350 billion to make rebate payments to taxpayers who paid the increased vehicle license fee during fiscal year 2003-04.

    Governor Schwarzenegger has also proposed to place before the voters in March 2004 a bond measure that would authorize the issuance of up to $17 billion of general obligation bonds in order to provide net proceeds of up to $15 billion to address the State's estimated accumulated General Fund budget deficit and other obligations of the General Fund as of June 30, 2004. The general obligation bonds would be issued in lieu of fiscal recovery bonds (or to refund fiscal recovery bonds if any are issued). The Governor has also pledged not to sign legislation that would place the general obligation bond measure before the voters in March 2004 unless the Legislature also approves legislation that would place a Constitutional amendment imposing a state spending cap on the same ballot. The spending cap proposal would require that General Fund expenditures not exceed General Fund revenues in fiscal year 2004-05 and would also require any revenues above the spending limit in subsequent years to be deposited in a new reserve fund. Although the Secretary of State has indicated that December 5, 2003 would be the usual deadline for a measure to be placed on the March 2004 ballot, this deadline can be waived by the Legislature and has been waived in the past. An initiative measure which will be on the March, 2004 ballot would fund a separate existing reserve fund and also make certain changes to the budget process if approved by the voters.

    The Governor has also proposed approximately $2.3 billion of current year spending reductions affecting various aspects of State government for consideration by the Legislature. The proposal includes reductions to Medi-Cal payments and the cancellation of a highway and transit improvement program adopted in calendar year 2000. No current year reductions are proposed to K-12 education or prisons. The Governor has called special sessions of the Legislature to address the issues discussed above as well as other legislation establishing a reserve fund, vesting extraordinary powers in the Governor and Director of Finance in time of fiscal emergency and reforming California's workers compensation laws.

    In its November 2003 "Fiscal Outlook" report, the LAO revised its estimate of the State's projected year end reserve balance as of June 30, 2004, to $600 million (compared to the LAO's August estimate of $2.2 billion). This LAO projection assumes the issuance of the fiscal recovery bonds. It also takes into account better than expected tax revenues as well as the negative effects of the pension obligation bond litigation, various costs related to the Southern California fires, higher Proposition 98 costs (triggered by gains in revenues), budget deficiencies for Medi-Cal and the Department of Corrections and the overestimation of tribal gaming revenues. The LAO estimate assumes that vehicle license fee "backfill" payments are not restored by the Legislature. If vehicle license fee "backfill" payments are restored, as has been proposed by the Governor, the LAO projects that the State would end fiscal year 2003-04 with a deficit of $2.6 billion, absent corrective action (such as the increased borrowing proposed by the Governor).

    In the November 2003 "Fiscal Outlook" report, the LAO also projects a structural deficit for fiscal year 2004-05, absent corrective action, of $10.2 billion (an increase from the LAO's August estimate of $7.9 billion). This "structural deficit" reflects in part the use of one-time revenue enhancements, cost reductions and fund transfers in fiscal years 2002-03 and 2003-04 that will be unavailable in fiscal year 2004-05, as well as customary expenditure growth due to, among other things, enrollment, caseload, and population growth. The LAO further projects that, absent corrective actions, the structural deficit would increase to a peak of $12.3 billion in fiscal year 2005-06 (assuming again, the State makes no vehicle license fee "backfill" payments). If the vehicle license fee "backfill" is resumed beginning in fiscal year 2003-04, as Governor Schwarzenegger proposes, the cumulative impact on the fiscal year 2004-05 structural deficit would be $7.4 billion which, together with other increased costs, would create a $17.8 billion structural deficit, absent corrective action. In its November 2003 report, the LAO concludes, "the State faces a major mismatch between revenues and expenditures, and this will ultimately need to be addressed through spending reductions and/or revenue enhancements if the State is to regain fiscal balance." The LAO's "Fiscal Outlook" report does not take into account the Governor's proposed increased borrowings and other legislation discussed above.

    Since the 2003 Budget Act, the Controller has released actual results of receipts and disbursements through the end of October. Cash and unused borrowable resources through the end of October 2003 were $2.1 billion above the projections made in connection with the 2003 Budget Act. However, the State is not able to give assurances that available cash and unused borrowable resources will continue to be above projections.

    As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. In fiscal year 2002-03, the State retired $7.5 billion of revenue anticipation warrants issued near the end of the preceding fiscal year and issued $12.5 billion of revenue anticipation notes maturing in June 2003. Due to the budget shortfalls described above, the State Controller issued $10.965 billion of revenue anticipation warrants on June 18, 2003. This borrowing provided cash resources necessary to pay the State's obligations in June 2003 (including the maturing $12.5 billion of revenue anticipation notes) and in the first few months of fiscal year 2003-04. To provide further assurance for the repayment of the revenue anticipation warrants, which mature on June 16, 2004, the State entered into agreements with seven financial institutions which committed (subject to the conditions set forth in the agreements, including the State's inability to refund the revenue anticipation warrants) to purchase the revenue anticipation warrants upon their maturity. If the State is required to draw under the agreements, numerous adverse consequences affecting the State's financial condition might occur. The State issued $3.0 billion of revenue anticipation notes on October 28, 2003. To provide further assurance for the payment of the revenue anticipation notes, which mature on June 23, 2004, the State entered into an agreement with certain financial institutions to provide letters of credit to pay principal and interest with respect to certain of such notes when due. If the State is required to draw under such letters of credit, or is otherwise unable to pay principal. and interest on the notes at maturity, numerous adverse consequences affecting the State's financial condition might occur.

    In fiscal year 2002-03 the State paid $8.161 billion in unemployment benefits from the Unemployment Insurance ("UI") Fund. In fiscal year 2003-04 the State expects to pay $8.203 billion in benefits from the UI Fund. The UI Fund (which is not part of the General Fund) is projected to have a $1.2 billion deficit in calendar year 2004 notwithstanding the automatic unemployment insurance tax rate increase that takes effect January 1, 2004. The State may address this issue with one or more of the following options:
(1) obtain a loan from the federal government, (2) rollback unemployment benefits and/or (3) increase unemployment insurance taxes which are the sole source of funds for the UI Fund. There is no reason to believe that one or all of these options will not be available to the State. The loan from the federal government would provide cash flow relief so that unemployment benefits can continue to be paid. The federal loan would eventually be repaid from increased UI tax revenue or the available resources resulting from decreased benefits. Interest payments on the loan would be paid by a contingent fund and not the General Fund. The new Administration and the Legislature will have to determine how to resolve the cash flow imbalance in the UI Fund for the long-term. This issue is expected to be addressed in the upcoming session of the Legislature.

                           RATING AGENCIES' ACTIONS

    In December 2002, Fitch downgraded the State's general obligation credit rating to "A". In July 2003 and August 2003, respectively, Standard & Poor's and Moody's Investors Services downgraded the State's general obligation credit rating to "BBB" and "A3," respectively. As of December 1, 2003, these general obligation credit ratings had not changed. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised again or withdrawn entirely by a rating agency if, in the judgment of such rating agency, circumstances so warrant. Additional revisions or withdrawals of ratings could have adverse effects on the market price of the State's general obligation bonds.

                 CONSTITUTIONAL LIMITS ON SPENDING AND TAXES

STATE APPROPRIATIONS LIMIT

    The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

    Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

    There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes) are all excluded. The Appropriations Limit may also be exceeded in cases of emergency.

    The Appropriations Limit in each year is based on the Appropriations Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college ("K-14") districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years, is divided equally between transfers to K-14 districts and refunds to taxpayers.

    The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

    As of the release of the 2003 Budget Act, the Department of Finance projected the Appropriations Subject to Limit to be $16.902 billion and $13.207 billion under the Appropriations Limit in fiscal years 2002-03 and 2003-04, respectively.

PROPOSITION 98

    On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 (as modified by Proposition 111, enacted on June 5, 1990) guarantees K-14 schools the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which replaces Test 1 and Test 2 in any year the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 becomes a "credit" (called the "maintenance factor") to schools and the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Proposition 98 implementing legislation adopted prior to the end of the 1988-89 fiscal year determined the K-14 schools' funding guarantee under Test 1 to be 40.3 percent of the General Fund tax revenues, based on 1986-87 appropriations. However, that percent has been adjusted to approximately 35 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

    The Proposition 98 guarantee is funded from two sources: local property taxes and the General Fund. Any amount not funded by local property taxes is funded by the General Fund. Thus, local property tax collections represent an offset to General Fund costs. This is true regardless of whether the year in question is a Test 1, Test 2, or Test 3 year.

    Proposition 98 permits the Legislature, by two-thirds vote of both houses with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. The difference between the funding level provided pursuant to such suspension and the minimum guarantee otherwise applicable for such fiscal year must be repaid in future fiscal years. Proposition 98 also contains provisions for the transfer of certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

    The State's emphasis on improving education resources has resulted in estimated K-12 spending of $6,624 and $6,887 per-pupil in fiscal years 2002-03 and 2003-04, respectively. These amounts are 52 percent and 58 percent above the 1994-95 level of $4,351 per pupil.

    Total revenues (General Fund subject to the State Appropriations Limit ("SAL") and local property taxes) have increased significantly since 1994-95. The projected level of General Fund SAL revenue for 2002-03 was $65.036 billion. The revised 2002-03 Proposition 98 appropriations of $29.3 billion reflect a deferral of $1.820 billion to be reappropriated in 2003-04.

    The General Fund SAL revenue projection for 2003-04 exceeds the revised 2002-03 estimates by approximately $2.353 billion. The General Fund share of the guarantee Proposition 98 will increase approximately $415.3 million, from $29.4 billion in 2002-03 to $29.8 billion in 2003-04. The 2003 Budget Act proposes Proposition 98 funding at $215.2 million above the minimum, with enrollment growth for general apportionments and special education fully funded and total K-14 education funding of approximately $45.7 billion ($6,887 per K-12 pupil), an increase of 4.0 percent per pupil compared to the revised 2002-03 level. Total 2003-04 Proposition 98 appropriations of $30.0 billion reflect the permanent deferral of $1.087 billion.

                            SOURCES OF TAX REVENUE

    The following is a summary of the State's major revenue sources:

PERSONAL INCOME TAX

    The California personal income tax, which accounts for a significant portion of General Fund tax revenues, is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1.0 percent to 9.3 percent. The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income. Personal, dependent and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax ("AMT"), which is much like the federal AMT. The personal income tax structure is highly progressive. The State Franchise Tax Board estimated that the top 1 percent of taxpayers paid
39.5 percent of the total personal income tax in tax year 2001.

    Taxes on capital gains realizations and stock options, which are largely linked to stock market performance, had become a larger component of personal income taxes over the last half of the 1990s. The increasing influence that these stock market-related income sources had on personal income tax revenues linked to the highly progressive structure added a significant dimension of volatility to personal income tax receipts. Just as the State's remarkable revenue growth was driven by stock market related gains, the dramatic decline that occurred in 2001-02 largely reflects the stock market's decline. The 2003 Budget Act estimates that capital gains realizations and stock options accounted for roughly 25 percent of General Fund tax revenues in 2000-01, which dropped to
8.5 percent in 2001-02, and will account for about 7 percent in 2002-03 and in 2003-04.

SALES TAX

    The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

    The breakdown of the base state and local sales tax rate of 7.25 percent in 2003 is as follows:

    o   5 percent is imposed as a State General Fund tax;

    o 0.5 percent is dedicated to local governments for health and welfare program realignment (Local Revenue Fund);

    o 0.5 percent is dedicated to local governments for public safety services (Local Public Safety Fund);

    o 1.25 percent is a local tax imposed under the Uniform Local Sales and Use Tax Law. Of that amount, 0.25 percent is dedicated to county transportation purposes, and 1 percent is for city and county general-purpose use.

    Effective July 1, 2004, the 1 percent local sales and use tax rate for city and county general-purpose use will decrease to 0.5 percent. Representatives of several local governments have stated their intention to bring a legal action to contest the termination of this one-half cent of sales tax authority. Also on July 1, 2004, a new 0.5 percent sales and use tax for the State will be imposed. Revenues from the new sales and use tax will be deposited in the newly created Fiscal Recovery Fund created by Chapter 13, Statutes of 2003 (the legislation that authorizes the issuance of fiscal recovery bonds) and will be available for the payment of the fiscal recovery bonds proposed to be issued in 2003-04. The proposed issuance of fiscal recovery bonds is the subject of current litigation.

    Local entities will be allowed to keep property tax revenues that would normally have gone to schools, in the same amounts as their sales and use tax revenues will be decreased as of July 1, 2004 by the 0.5 percent descried in the previous paragraph. The new 0.5 percent State sales and use tax will end when the fiscal recovery bonds have been repaid, and the local 0.5 percent sales and use tax will be restored to 1 percent. The property tax shift will also end at that time.

    Effective July 1, 2004, the breakdown of the base state and local sales tax rate of 7.25 percent will be as follows:

    o   5 percent imposed as a State General Fund tax;

    o 0.5 percent dedicated to local governments for health and welfare program realignment (Local Revenue Fund);

    o 0.5 percent dedicated to local governments for public safety services (Local Public Safety Fund);

    o 0.75 percent local tax imposed under the Uniform Local Sales and Use Tax Law, with 0.25 percent dedicated to county transportation purposes and
        0.50 percent for city and county general-purpose use;

    o 0.5 percent deposited in a special fund available to repay the State's fiscal recovery bonds (Fiscal Recovery Fund).

    Pursuant to prior law, 0.25 percent of a basic 5.00 percent State tax rate could be terminated upon certification by the Director of Finance by November 1 in any year that the balance in the budget reserve for two consecutive years exceeded 4 percent of General Fund revenues. The 0.25 percent rate would be reinstated if the Director of Finance subsequently determined that the reserve would not exceed 4 percent of General Fund revenues. Pursuant to this law, a
0.25 percent cut in the State sales tax occurred on January 1, 2001 but was reinstated on January 1, 2002.

    Legislation enacted as part of the 2001-02 annual budget revised this test to provide that 0.25 percent of the basic 5.00 percent State tax rate may be suspended in any calendar year beginning on and after January 1, 2002, upon certification by the Director of Finance by November 1 in any year in which both of the following occur: (1) the General Fund reserve (excluding the revenues derived from the 1/4 cent sales and use tax rate) is expected to exceed 3 percent of revenues in that fiscal year (excluding the revenues derived from the 1/4 cent sales and use tax rate) and (2) actual revenues for the period May 1 through September 30 equal or exceed the May Revision forecast. The 0.25 percent rate will be reinstated the following year if the Director of Finance subsequently determines conditions (1) or (2) above are not met for that fiscal year. The reserve was not sufficient to trigger an additional year of reduction for calendar year 2002 or 2003. The 2003 Budget Act forecast estimates that the reserve level will again be insufficient to trigger a reduction for calendar year 2004.

CORPORATION TAX

    Corporation tax revenues are derived from the following taxes:

        1. The franchise tax and the corporate income tax are levied at an
    8.84 percent rate on profits. The former is imposed on corporations for the privilege of doing business in California, while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.

        2. Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2 percent on their net income. This additional tax is in lieu of personal property taxes and business license taxes.

        3. The alternative minimum tax ("AMT") is similar to that in federal law. In general, the AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of
    6.65 percent.

        4. A minimum franchise tax of $800 is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax. New corporations are exempted from the minimum franchise tax for the first two years of incorporation.

        5.  Sub-Chapter S corporations are taxed at 1.5 percent of profits.

    Taxpayers with net operating losses (i.e., an excess of allowable deductions over gross income) are allowed to carry forward those losses for tax purposes and deduct a portion in subsequent years. California Statute Chapter 488, Statutes of 2002 (AB 2065), suspends the use of any carryover losses for the 2002 and 2003 tax years, but allows taxpayers to deduct those losses beginning in the 2004 tax year and extends the expiration date for those losses by two years. The Chapter also increases the percent of a taxpayer's net operating loss ("NOL") that can be carried forward from 65 percent to 100 percent beginning January 1, 2004, for NOLs generated after that date. About 85 percent of NOL is deducted from corporation taxes with the balanced deducted from personal income tax.

INSURANCE TAX

    The majority of insurance written in California is subject to a 2.35 percent gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35 percent rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.5 percent, surplus lines and nonadmitted insurance at 3 percent and ocean marine insurers at 5 percent of underwriting profits.

ESTATE TAX; OTHER TAXES

    The California estate tax is based on the State death tax credit allowed against the federal estate tax. The California estate tax is designed to pick up the maximum credit allowed against the federal estate tax return. The federal Economic Growth and Tax Reconciliation Act of 2001 phases out the federal estate tax by 2010. As part of this, the Act reduced the State pick-up tax by 25 percent in 2002, 50 percent in 2003, and 75 percent in 2004, and eliminates it beginning in 2005. The provisions of this federal act sunset after 2010. At that time, the federal estate tax will be reinstated along with the State's estate tax, unless future federal legislation is enacted to make the provisions permanent.

    Other General Fund major taxes and licenses include: Inheritance and Gift Taxes; Cigarette Taxes; Alcoholic Beverage Taxes; Horse Racing License Fees and Trailer Coach License Fees.

Special Fund Revenues

    The California Constitution and statutes specify the uses of certain revenue. Such receipts are accounted for in various special funds. In general, special fund revenues comprise four categories of income:

    o Receipts from tax levies which are allocated to specified functions, such as motor vehicle taxes and fees and certain taxes on tobacco products.

    o Charges for special services to specific functions, including such items as business and professional license fees.

    o Rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties).

    o Motor vehicle related taxes and fees accounted for about 41 percent of all special fund revenues and transfers in 2001-02. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and vehicle license fees. During fiscal year 2001-02, $7.1 billion was derived from the ownership or operation of motor vehicles. This was 15 percent below the 2000-01 level. About $3.1 billion of this revenue was returned to local governments. The remainder was available for various State programs related to transportation and services to vehicle owners.

Vehicle License Fee

    Vehicle license fees, over and above the costs of collection and refunds authorized by law, are constitutionally defined local revenues. Chapter 322, Statutes of 1998 ("Chapter 322"), established a vehicle license fee ("VLF") offset program, scheduled to be implemented in successive stages if General Fund revenues met certain targets. Pursuant to Chapter 322, vehicle license fees were reduced (offset) by 25 percent beginning January 1, 1999. Later legislation increased the offset to 35 percent for 2000 and the first half of calendar year 2001, and to 67.5 percent July 1, 2001.

    Under Chapter 322, a continuous appropriation from the General Fund "backfills" the vehicle license fee revenue that local governments would otherwise lose due to the fee reductions. Chapter 322 also provided that if there were insufficient General Fund moneys to fully "backfill" the VLF offset, the percentage offset would be reduced proportionately (i.e., the license fee payable by drivers would be increased) to assure that local governments are not disadvantaged. On June 20, 2003, during the Davis Administration, it was determined that insufficient General Fund moneys were available to continue to fund any portion of the VLF offsets to local governments as of that date. Accordingly, the VLF paid by taxpayers returned on October 1, 2003, to the pre-1999 level of two percent of a vehicle's depreciated value. However, on November 17, 2003, by executive order, Governor Schwarzenegger rescinded the vehicle license fee increase retroactive to October 1. The restoration of the VLF offset could take up to 90 days to go into effect due to administrative and legal issues, such as legislative approval of funds to pay refunds to taxpayers who paid the higher fee. Unless an appropriation to "backfill" payments is approved by the Legislature this action could reduce local government revenues by $2.275 billion in fiscal year 2003-04. The cost of providing rebates to taxpayers who paid the higher car tax in fiscal year 200304 is estimated at $1.350 billion..

Taxes on Tobacco Products

    On November 8, 1988, voters approved Proposition 99, which imposed, as of January 1, 1989, an additional 25 cents per pack excise tax on cigarettes, and a new, equivalent excise tax on other tobacco products. The initiative requires that funds from this tax be allocated to anti-tobacco education and research, to indigent health services, and environmental and recreation programs.

    Proposition 10, approved in 1998, increased the excise tax imposed on distributors selling cigarettes in California to 87 cents per pack effective January 1, 1999. At the same time, this proposition imposed a new excise tax on cigars, chewing tobacco, pipe tobacco, and snuff at a rate equivalent to the tax increase on cigarettes. In addition, the higher excise tax on cigarettes automatically triggered an additional increase in the tax on other tobacco products effective July 1, 1999, with the proceeds going to the Cigarette and Tobacco Products Surtax Fund. There is litigation pending challenging the enactment of these taxes.

    The State excise tax on cigarettes of 87 cents per pack and the equivalent rates on other tobacco product taxes are earmarked as follows:

        1. Fifty cents of the per-pack tax on cigarettes, and the equivalent rate levied on non-cigarette tobacco products, are deposited in the California Children and Families First Trust Fund and are allocated primarily for early childhood development programs.

        2. Twenty-five cents of the per-pack tax on cigarettes, and the equivalent rates levied on non-cigarette tobacco products, are allocated to the Cigarette and Tobacco Products Surtax Fund. These funds are appropriated for anti-tobacco education and research, indigent health services, and environmental and recreation programs.

        3.  Ten cents of the per-pack tax is allocated to the State's General
    Fund.

        4. The remaining two cents of the per-pack tax is deposited into the Breast Cancer Fund.

    The 2003 Budget Act proposes a tobacco products licensing requirement, which would also reduce overall tobacco tax evasion. The one time license application fee and per pack fee would generate one-time revenues of $22 million in 2003-04 that would be dedicated to a new Cigarette and Tobacco Products Compliance Fund. Reduced evasion associated with this licensure requirement is expected to generate $36 million in additional tobacco revenues during the implementation phase in 2003-04.

LOCAL GOVERNMENTS

    The primary units of local government in California are the counties, which range in population from 1,200 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 478 incorporated cities and thousands of special districts formed for education, utilities, and other services. The fiscal condition of local governments has been constrained since Proposition 13, which added Article XIII A to the State Constitution, ("Proposition 13") was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services.

    In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding
K-12 schools and community colleges. During the recession of the early 1990s, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties. The 2002 Budget Act also required community redevelopment agencies to make transfers to school districts. These agencies paid $75 million to schools in 2002-03. The 2003 Budget Act increases this payment to $135 million in 2003-04 only. The 2003 Budget Act and related legislation continue to provide significant assistance to local governments, including $238.2 million for various local public safety programs. This amount includes $100 million for the Citizens' Option for Public Safety ("COPS") program to support local front-line law enforcement, $100 million for county juvenile justice and crime prevention programs, and $38.2 million for reimbursement of jail booking fees. The 2003 Budget Act also provides $40.15 million for open space subvention reimbursements to cities and counties.

    A program to offset a portion of the vehicle license fees ("VLF") paid by vehicle owners was established in 1998. See "Sources of Tax Revenue-Estate Tax; Other Taxes-Vehicle License Fee." This offset provided tax relief of $3.985 billion in 2002-03. Since 1999, the General Fund has "backfilled" the offset so that the tax relief did not result in a revenue loss to local governments. The legislation that established the VLF offset program also provided that if there were insufficient General Fund moneys to fully "backfill" the VLF offset, the percentage offset would be reduced proportionately (i.e., the license fee payable by drivers would be increased) to assure that local governments are not disadvantaged. On June 20, 2003, it was determined that insufficient General Fund moneys were available to continue to fund any portion of the VLF offsets to local governments as of that date. Accordingly, the VLF paid by taxpayers returned on October 1, 2003 to the pre-1999 level. A case has been filed challenging the restoration of the VLF. Governor Schwarzenegger rescinded the vehicle license fee increase retroactive to October 1. Unless an appropriation to "backfill" payments is approved by the Legislature this action could reduce local government revenues by $2.275 billion in fiscal year 2003-04. The cost of providing rebates to taxpayers who paid the higher car tax in fiscal year 2003-04 is estimated at $1.350 billion. The restoration of the VLF offset could take up to 90 days to go into effect due to administrative and legal issues, such as legislative approval of funds to pay refunds to taxpayers who paid the higher fee and to fund "backfill" payments to local governments.

    Prior to legislation enacted in 1997, local governments provided the majority of funding for the State's trial court system. The legislation consolidated the trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source, and relieve fiscal pressure on the counties. This resulted in decreasing the county contribution for court operations by $415 million and allowed cities to retain $68 million in fine and penalty revenue previously remitted to the State. The State's trial court system will receive approximately $1.9 billion in State resources and $475 million in resources from the counties in 2003-04.

    The entire statewide welfare system was changed in response to the change in federal welfare law enacted in 1996. Under the CalWORKs program, counties are given flexibility to develop their own plans, consistent with State law, to implement the program and to administer many of its elements, with costs for administrative and supportive services capped at the 1996-97 levels. As noted above, counties are also given financial incentives if, at the individual county level or statewide, the CalWORKs program produces savings associated with specified standards. Counties are still required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.

REPAYMENT OF ENERGY LOANS

    The Department of Water Resources of the State ("DWR") borrowed $6.1 billion from the General Fund of the State for DWR's power supply program between January and June 2001. DWR issued approximately $11.25 billion in revenue bonds in several series and in the fall of 2002 used the net proceeds of the revenue bonds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and a loan from the General Fund in the amount of $6.1 billion plus accrued interest of approximately $500 million. Issuance of the DWR revenue bonds had been delayed since mid-2001 by a number of factors, including administrative and legal challenges.

    The loans from the General Fund and the banks and commercial lenders financed DWR's power supply program costs during 2001 exceeded DWR's revenues from the sale of electricity. Since that time, the power supply program has become self-supporting, and no additional loans from the General Fund are authorized. As of January 1, 2003, the DWR's authority to enter into new power purchase contracts terminated, and the investor-owned electric utilities (the "IOUs") resumed responsibility for obtaining electricity for their customers.

    The general purpose of the power supply program has been to provide to customers of the three major IOUs in the State the portion of their power not provided by the IOUs. The primary source of money to pay debt service on the DWR revenue bonds is revenues derived from customers of the IOUs resulting from charges set by the California Public Utilities Commission. The DWR revenue bonds are not a debt or liability of the State and do not directly or indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.

TOBACCO LITIGATION

    In 1998 the State (together with 45 other states and certain U.S. jurisdictions) signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future for monetary damages arising from the use of or exposure to tobacco products. Cigarette manufacturers agreed to billions of dollars in payments and restrictions on marketing activities. Under the settlement agreement, the cigarette manufacturers agreed to make payments to the State in perpetuity, which payments amount to approximately $25 billion (subject to adjustments) over the first 25 years. Under a separate Memorandum of Understanding, approved by the court, half of the payments made by the cigarette manufacturers will be paid to the State and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San
Jose). The specific amount to be received by the State and local governments is subject to adjustment. Details in the settlement agreement allow reduction of the manufacturers' payments for decreases in cigarette shipment volumes by the settling manufacturers, payments owed to certain "Previously Settled States" and certain types of offsets for disputed payments, among other things. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

    During fiscal year 2001-02, the General Fund received $478 million in settlement payments. Of that amount, $76 million was deposited in the General Fund and $402 million was deposited into a special fund to pay certain health care costs. During fiscal year 2002-03, the General Fund received $474 million, all of which was deposited in the special fund.

    Chapter 414, Statutes of 2002, as amended, allows the issuance of revenue bonds to generate $5.0 billion for the General Fund secured by the tobacco settlement revenues received by the State beginning in the 2003-04 fiscal year. An initial sale of 56.57% of the State's tobacco settlement revenues from July 1, 2003, onward, producing $2.5 billion in proceeds was completed in January 2003. A second sale of the remaining 43.43% of the State's tobacco settlement revenues, which produced $2.264 billion in proceeds, was completed in September 2003.

                    PRIOR FISCAL YEARS' FINANCIAL RESULTS

    Following a severe recession in the early 1990s, the State's financial condition improved markedly starting in 1995-96, due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The economy grew strongly between 1994 and 2000, generally outpacing the nation, and as a result, for the five fiscal years from 1995-96 to 1999-00, the General Fund tax revenues exceeded the estimates made at the time the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local governments and infrastructure expenditures. The State ended the 1999-00 fiscal year with an $8.9 billion budget reserve.

2000 BUDGET ACT

    The 2000 Budget Act, signed by Governor Davis on June 30, 2000, assumed General Fund revenues and transfers of $73.9 billion, a 3.8 percent increase over 1999-00 estimates. The 2000 Budget Act appropriated $78.8 billion from the General Fund, a 17.3 percent increase over 1999-00, and reflected the use of $5.5 billion from the SFEU. About $7.0 billion of the increased spending in 2000-01 was for one-time expenditures and investments. Because of the State's strong cash position, the Davis Administration did not undertake a revenue anticipation note borrowing in 2000-01.

    The 2003-04 Governor's Budget reported that final fiscal year 2000-01 expenditures were $78.0 billion, about $2.0 billion below the 2001 Budget Act estimates, and revenues were $71.4 billion. The 2002-03 Governor's Budget reported that the June 30, 2001 SFEU balance, the budget reserve, was approximately $1.3 billion. This figure recognized the disbursement prior to June 30, 2001, of about $6.2 billion from the General Fund to make loans for the DWR power supply program. At the time of enactment of the 2001 Budget Act, the Department of Finance had estimated the June 30, 2001 balance in the SFEU at $6.3 billion, but without recognition of the loans as an expenditure for budget purposes.

2001 BUDGET ACT

    The 2001 Budget Act (for fiscal year 2001-02) was signed by Governor Davis on July 26, 2001. The spending plan for 2001-02 included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. It was expected that this could be accomplished without serious program cuts because such a large part of the 2000 Budget Act comprised one-time expenditures. The spending plan utilized more than half of the budget surplus as of June 30, 2001, but still left a projected balance in the SFEU at June 30, 2002, of $2.6 billion. The 2001 Budget Act assumed that, during the course of the fiscal year, the $6.2 billion advanced by the General Fund to the Department of Water Resources for power purchases would be repaid with interest.

    The final estimate of fiscal year 2001-02 revenues and expenditures, included in the 2003-04 Governor's Budget in January 2003, showed an unprecedented drop in revenues compared to the prior year. The final estimate for the three largest tax sources was $59.7 billion, a drop of over $13 billion from 2000-01, the vast bulk of which was attributable to reduced personal income taxes from stock option and capital gains activity. This revenue shortfall and the delay of the DWR power revenue bonds past June 30, 2002, resulted in a substantial budgetary deficit and cash flow difficulties. The Department of Finance estimates that, on a budgetary basis, the General Fund had a $2.1 billion deficit at June 30, 2002.

    Within a few months after the start of the 2001-02 fiscal year, the Davis Administration recognized that economic growth and stock market levels were not meeting projections, and that revenues were falling below projections. Accordingly, Governor Davis imposed an immediate spending freeze for many State agencies in November 2001, and the Legislature approved spending reductions and deferrals totaling $2.3 billion for the 2001-02 fiscal year in January 2002. Despite these steps, as noted above, the State ended the fiscal year with $2.1 billion negative fund balance.

    The 2001 Budget Act as initially enacted included Proposition 98 per-pupil spending increases of 4.9 percent. Total General Fund spending of $32.4 billion for K-12 education fully funded enrollment and cost of living increases and also provided additional funding for a number of programs. Higher education funding was increased to allow for enrollment increases at both the University of California and the California State University system with no fee increases. Health and human services generally were fully funded for anticipated caseload growth. Funding for many of these programs was subsequently reduced as a result of the mid-year corrections noted above.

    The 2001 Budget Act altered the six-year transportation funding plan started in the 2000-01 fiscal year. The Legislature postponed for two years the transfer from the General Fund of $2.5 billion of sales taxes on gasoline to support transportation programs. To allow all current projects to remain on schedule through 2002-03, the Legislature authorized certain internal loans from other transportation accounts. The 2003 Budget Act also partially suspends the transfer of gasoline sales taxes out of the General Fund in 2003-04. Proposition 42, a constitutional amendment approved in March of 2002, made permanent, after 2007-08, the dedication of sales taxes on gasoline to transportation purposes.

2002 BUDGET ACT

    The 2002-03 Governor's Budget, released on January 10, 2002 (the "2002-03 Governor's Budget"), projected a decline in General Fund revenues due to the national economic recession combined with the stock market decline, which began in mid-2000. Personal income tax receipts, which include stock option and capital gains realizations, were particularly affected by the slowing economy and stock market decline. As a result, the Davis Administration projected a combined budget gap for 2001-02 and 2002-03 of approximately $12.5 billion. The May Revision to the 2002-03 Governor's Budget projected further deterioration in revenues and additional costs, increasing the two year budget gap to $23.6 billion.

    The 2002 Budget Act was signed by Governor Davis on September 5, 2002. The 2002 Budget Act addressed the $23.6 billion gap between expenditures and resources through a combination of program reductions, interfund borrowings, fund shifts, payment deferrals, accelerations and transfers, debt service restructuring savings and modest tax changes.

    Within a few months after the 2002 Budget Act was adopted, it became evident that revenue projections incorporated in the 2002 Budget Act were substantially overstated and that certain program cost savings included in the 2002 Budget Act would not be realized.

    In late November 2002, Governor Davis directed State agencies to take immediate action to reduce any non-critical or non-essential activities by not filling any vacant positions; to cancel, postpone or amend contracts, grants, purchase orders and similar commitments; to eliminate additional nonessential vacant positions; to delay construction or signing of new leases for space; to cancel or postpone non-essential trips; and to generate new proposals for current year program reductions. In December 2002, Governor Davis released proposals for immediate action to reduce the projected two-year budget gap by about $10.2 billion ($5.5 billion for 2002-03). Governor Davis requested action on these proposals early in 2003 in order to maximize savings in the 2002-03 fiscal year. The Legislature passed budget adjustment legislation in March and April 2003, totaling about $10.4 billion in spending reductions, deferrals and funding transfers ($5.1 billion for 2002-03 and $5.3 billion for 2003-04). The largest part of the reductions (including a $1.1 billion deferral into the 2003-04 fiscal year) were for K-12 education funding. The spending reductions reflected the enactment of legislation in May 2003 permitting the sale of about $1.9 billion of pension obligation bonds to fund the State's 2003-04 payments to the Public Employees' Retirement System. However, the issuance of the pension obligation bonds may be delayed or cancelled for the 2003-04 fiscal year due to a trial court ruling declining to validate the pension obligation bonds.

    In January, 2003, the State General Fund received $2.5 billion from the first sale of the State's portion of future receipt of payments from tobacco companies from the settlement of litigation against the tobacco companies. The second sale, which raised $2.264 billion for the General Fund, was completed in September 2003.

                             CURRENT STATE BUDGET
BACKGROUND

    The 2003-04 Governor's Budget, released on January 10, 2003 (the "2003-04 Governor's Budget"), projected a significant downward revision in State revenues. The 2003-04 Governor's Budget projected revenues from the three largest tax sources to be about $61.7 billion in 2002-03, more than $6 billion lower than projected in the 2002 Budget Act. The 2003-04 Governor's Budget projected total revenues and transfers of $73.1 billion and $69.2 billion in 2002-03 and 2003-04 respectively. The 2003-04 Governor's Budget projected a $34.6 billion cumulative budget shortfall through June 30, 2004.

    The 2003-04 Governor's Budget proposed to close the $34.6 billion budget shortfall with expenditure reductions including the reduction of the vehicle license fee backfill to cities and counties, the "realignment" or shift of responsibility for certain health and welfare programs to cities and counties to be supported by increased sales tax, personal income tax and cigarette tax increases, fund shifts from the General Fund, revenues from the renegotiation of compacts with Indian tribes, and loans and borrowings (including a pension obligation bond issue to pay all or a portion of the 2003-04 retirement obligation for certain state retirement systems).

    On May 14, 2003, Governor Davis released the May Revision to the 2003-04 Governor's Budget. The May Revision reduced the revenue estimate for 2002-03 to $70.8 billion from the 2003-04 Governor's Budget estimate of $73.1 billion, primarily from the loss of $2 billion of revenues due to the delay of the second sale of tobacco securitization bonds. As a result principally of the loss of the tobacco securitization proceeds, together with the lost opportunities for savings because of legislative action in lower amounts than requested by Governor Davis, and higher than expected caseloads/populations for certain health and social services and correctional programs and required school payments, the May Revision estimated the budget gap for 2002-03 and 2003-04 increased from $34.6 billion to $38.2 billion.

    Governor Davis made a number of fundamental changes in the May Revision from his earlier budget proposals. In summary, in the May Revision, Governor Davis proposed to address the budget shortfalls in three phases: (1) eliminate an estimated $10.675 billion budget deficit accumulated through June 30, 2003 (after accounting for $5.1 billion of budget adjustments enacted in March and April 2003), by issuing fiscal recovery bonds to be repaid from a temporary one-half cent increase in the State sales tax, (2) balance the fiscal year 2003-04 budget with a combination of measures ($5.3 billion of which were approved by the Legislature in March and April) including expenditure cuts, fund shifts, transfers, loans, and the transfer ("realignment") of certain health and social services programs from the State to counties, and (3) pursue legislative action during the balance of the 2003 Legislative session to enact structural reforms that would eliminate an estimated $7.9 billion remaining funding gap for the 2004-05 fiscal year.

2003 BUDGET ACT

    After months of negotiation between Governor Davis and the Legislature, the 2003 Budget Act was adopted by the Legislature on July 29, 2003, along with a number of implementing measures, and signed by Governor Davis on August 2, 2003, after vetoing $47 million ($1 million General Fund and $46 million bond funds). The 2003 Budget Act largely reflected the proposals contained in the May Revision to the 2003-04 Budget, including the issuance of "fiscal recovery bonds" to address the estimated $10.675 billion budget deficit accumulated through June 30, 2003. The 2003 Budget Act rejected the proposed "realignment" of certain health and social services programs (to be funded from $1.7 billion of personal and tobacco tax increases), and, instead, increased reliance upon fund shifts and transfers and additional (non-tax) revenues sources, as described below.

    Under the 2003 Budget Act, General Fund revenues are projected to increase
3.3 percent, from $70.9 billion in 2002-03 to $73.3 billion in 2003-04. The revenue projections incorporate a 4 percent increase in State tax revenues (as projected by the State's Legislative Analyst's Office (the "LAO" in August
2003), reflecting a correspondingly moderate growth in the State's economy and the State Department of Finance believes such forecast is reasonable. Significant items of non-tax revenue are described below under "Addressing the $38.2 Billion Shortfall."

    General Fund expenditures are estimated to drop 9 percent from $78.1 billion in 2002-03 to $71.1 billion in 2003-04. Most of this decline can be explained by four factors:

        1. the suspension of vehicle license fee "backfill" payments to local governments, which was estimated to result in $4.2 billion of savings in 2003-04. On November 17, 2003, by executive order, Governor Schwarzenegger rescinded the vehicle license fee increase retroactive to October 1 and proposed legislation appropriating $3.625 billion during fiscal year 2003-04 to resume "backfill" payments and to make refund payments to taxpayers. In addition, the administrative action which originally suspended the vehicle license fee offsets has been challenged in court.

        2. approximately $1.8 billion of federal funds under the federal Jobs and Growth Tax Relief Reconciliation Act of 2003 to cover State costs in 2003-04. (In comparison, approximately $321 million of such federal funds was received in 2002-03.) Approximately $694 million will be used to offset Medi-Cal costs in 2003-04, and the remainder will be used to cover other critical State program spending. These new federal funds are not expected to be available in 2004-05 and beyond;

        3. the receipt of $1.9 billion of pension obligation bond proceeds to cover all of the State's quarterly contributions to CalPERS for 2003-04, which would reduce General Fund expenditures by $900 million and increase revenues by $1 billion. Delays caused by litigation contesting the issuance of such bonds have reduced the anticipated size of the bond proceeds to be derived from such issuance to $1.355 billion. The next quarterly contribution to CalPERS in the estimated amount of $553 million is due on January 2, 2004. It is possible that, even if the State prevails in the litigation, delays could further reduce the size of, or eliminate the issuance of any of the pension bonds in fiscal year 2003-04, requiring further mitigation measures (including other borrowing) by the State in order to maintain the estimated budget reserve; and

        4. a one-time shift of Medi-Cal accounting from accrual to cash basis ($930 million).

    In the LAO's Budget Analysis, dated August 1, 2003, the LAO concluded that, absent the above-described factors, underlying spending for 2002-03 and 2003-04 would be roughly equal. Moreover, the LAO concluded that "the 2003-04 spending level is considerably less than what would be required to maintain "baseline spending" for the [2003-04 fiscal] year." The LAO defines "baseline spending" to include spending requirements imposed by existing law, policies and State mandates at the beginning of the fiscal year.

    The June 30, 2004 reserve is projected in the Budget to be just over $2 billion. This reflects the elimination of the $10.675 billion accumulated deficit through June 30, 2003, through the issuance of the fiscal recovery bonds. However, the proposed issuance of the fiscal recovery bonds is the subject of current litigation and may be replaced by a larger general obligation bond borrowing proposed by Governor Schwarzenegger.

Addressing the $38.2 Billion Shortfall

    In May 2003, Governor Davis projected that, without further corrective action, the State would face an estimated $38.2 billion shortfall for fiscal years 2002-03 and 2003-04 combined. This estimate was based on the expenditure levels as required by the Constitution and State law, mandated by the federal government, or ordered by the courts, and accounted for scheduled cost of living adjustments, as well as increases due, among other things, to enrollment, caseload and population growth. Approximately $10.4 billion of this shortfall was addressed through legislative action taken in the spring of 2003 ($5.1 billion for fiscal year 2002-03 and $5.3 billion for fiscal year 2003-04). The remainder of the shortfall is addressed through the issuance of fiscal recovery bonds which are expected to generate proceeds in the amount of approximately $10.7 billion in 2003-04 and other solutions contained in the 2003 Budget Act. Absent the corrective measures contained in the 2003 Budget Act, the State was projected to expend $90.9 billion in 2003-04 rather than the budgeted $71.1 billion.

                                  LITIGATION

    The State is a party to numerous legal proceedings. The following are the most significant pending proceedings, as reported by the Office of Attorney General.

CHALLENGE TO DISCONTINUATION OF VEHICLE LICENSE FEE OFFSET

    State law establishes an excise tax on motor vehicles and manufactured homes in the amount of two percent (2%) of the vehicle's or home's fair market value. In 1999, pursuant to Revenue and Taxation Code section 10754, the Legislature adopted successive offsets to the vehicle license fee paid by vehicle owners and mobile home owners. As a result of these offsets, the State transferred money each month from the General Fund to local governments in the amount of the cumulative offsets.

    In June 2003, the Davis Administration determined that there were insufficient moneys available to be transferred from the General Fund to fund vehicle license fee offset payments the State was making to local governments. This caused the State Department of Motor Vehicles and the State Department of Housing and Community Development to discontinue the offsets and, correspondingly, the amount of vehicle license fees paid by vehicle owners and mobile home owners increased.

    On July 1, 2003, several plaintiffs, including several Republican legislators and a non-profit public interest group, filed Howard Jarvis Taxpayers Association, et al. v. California Department of Motor Vehicles (Sacramento County Superior Court, Case No. 03AS03665), in which plaintiffs seek declaratory relief based on several theories, each of which would find the discontinuation of the offset invalid. The court has ruled that the plaintiffs' complaint fails to state a cause of action, and has granted plaintiffs until November 17, 2003, to amend their complaint to adequately plead that they have exhausted their administrative remedies. Plaintiffs have not sought an immediate stay or injunction against the discontinuation of the vehicle license fee offset or on the collection of the statutorily established excise tax. In the event an appellate court judgment declares that the discontinuation of the vehicle license fee offset was invalid, it could result in costs to the State over time in amounts as high as the suspended vehicle license fee offset, which for fiscal year 2003-04 is approximately $4.2 billion.

BOND-RELATED MATTERS

    The Legislature established the Pension Obligation Bond Committee for the purpose, among others, of issuing bonds to fund all or a portion of the State's fiscal year 2003-04 employer obligation to the Public Employee's Retirement System. In May of 2003, the Committee filed Pension Obligation Bond Committee v. All Persons Interested in the Matter of the Validity of the State of California's Pension Obligation, etc. (Sacramento County Superior Court, Case No. 03AS02994), seeking validation of the bonds and certain contracts pertaining to the bonds pursuant to a validation process established by Code of Civil Procedure sections 860 et seq. The Howard Jarvis Taxpayers Association filed an answer to the Committee's complaint and, a judgment was issued in the matter denying the Committee's request for validation of the bonds. The trial court judge declared that he was unwilling to apply the local government "obligation imposed by law" debt limit exception to the State constitutional debt limit. The Committee has filed a petition for writ of mandate in the California Supreme Court (Case No. S119882), and requested the court's expedited consideration of the petition. Granting expedited consideration is a discretionary act on behalf of the court. The Supreme Court directed the Howard Jarvis Taxpayers Association to file its opposition to all issues raised by the petition by October 31, 2003.

    The Legislature has adopted a statute (Stats. 2003, 1st Ex. Sess. 2003, ch.13) authorizing the establishment of the Fiscal Recovery Finance Authority for the purpose, among others, of issuing bonds to fund the State's accumulated budget deficit as of June 30, 2003. The amount of this accumulated budget deficit is identified by the Department of Finance to be approximately $10.7 billion. On September 24, 2003, a complaint was filed in the Sacramento County Superior Court (Fullerton Association of Concerned Taxpayers v. California Fiscal Recovery Financing Authority, et al., Case No. 93AS05319), seeking a declaration that any bonds issued pursuant to the statute without prior voter approval would violate the State constitutional debt limit and a determination that such bonds are invalid, and seeking an injunction against issuing bonds pursuant to the statute. This matter has not been served on any State officers.

CHALLENGE SEEKING PAYMENT TO TEACHER'S RETIREMENT BOARD

    In May 2003, the Legislature enacted legislation which reduces a continuing appropriation to the State Teacher's Retirement System's ("CalSTRS") Supplemental Benefit Maintenance Account ("SBMA") for fiscal year 2003-04 by $500 million. The legislative changes also provide that in future fiscal years, the $500 million may be returned if actuarial determinations demonstrate that the money is needed in order for CalSTRS' to make purchasing power protection payments to retired members through 2036. On October 14, 2003, the CalSTRS board and certain CalSTRS members filed Teacher's Retirement Board, as Manager of the California State Teachers, Retirement System, et al.
v. Steve Peace, Director of California Department of Finance, and Steve Westly, California State Controller, in the Sacramento County Superior Court (Case No. 03CS01503). This lawsuit seeks, primarily, a writ of mandate compelling the State Controller to transfer funds from the State's General Fund to the SBMA in an amount equal to the continuing appropriation as it existed prior to the enactment of the May legislation. It also seeks injunctive and declaratory relief to the same effect.

ACTIONS SEEKING FLOOD-RELATED DAMAGES

    In January of 1997, California experienced major flooding with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In McMahan
v. State , (Sacramento County Superior Court, Case No. 02-AS-06058), a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the flooding. A trial date has been scheduled for July 12, 2004. The State is vigorously defending the action.

    Paterno v. State of California is a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The trial court found liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals of the decision in the sample plaintiffs' action, and upon remand, plaintiffs' inverse condemnation cause of action was re-tried. The trial court ruled that plaintiffs take nothing from defendants. The outcome of this trial controls with regard to the claims of all other plaintiffs. Plaintiffs filed an appeal with the Court of Appeal (Third Appellate District, Case No. CO40553), and oral argument was heard on November 19, 2003. On November 26, 2003, the court issued its opinion (certified for publication), reversing the trial court judgment in favor of the State and remanding the case to the trial court with directions to enter judgment in favor of plaintiffs. The court also ordered the State to pay costs on appeal and costs of suit, including reasonable attorney, appraisal and engineering fees actually incurred. The State is currently evaluating whether to petition to the California Supreme Court.

TAX REFUND CASES

    The State has prevailed at the trial court, and following appeal, in two refund actions, California Assn. of Retail Tobacconists (CART), et al. v. Board of Equalization, et al., and Cigarettes Cheaper!, et al. v. Board of Equalization, et al. (consolidated as Court of Appeal, Forth Appellate District, Division 1, Case No. D037599). On September 24, 2003, the California Supreme Court denied the plaintiffs' petitions for review (California Assn. of Retail Tobacconists v. State of California , Case No. S117618). The plaintiffs challenge the constitutionality of Proposition 10, which established the Children and Families Commission ("CFC") and local county commissions and increased the excise tax on tobacco products for the purpose of funding early childhood development programs through the CFC and local commissions. Plaintiffs contend Proposition 10 is unconstitutional under various provisions of the California Constitution, levies an impermissible double tax on certain tobacco products, and violates numerous other provisions of law. It is not yet known whether plaintiffs will seek review by the United States Supreme Court. Any petition must be filed within 90 days after the date review was denied by the California Supreme Court. There is exposure as to the entire $750 million per year collected under Proposition 10 together with interest, which could amount to several billion dollars by the time the case is finally resolved.

    Four pending cases allege that Revenue and Tax Code section 24402 ("Section 24402"), which establishes a corporate tax deduction for dividends received that are based on the amount of the dividend-paying corporation's income subject to California franchise taxes, violates the commerce clause of the United States Constitution. Montgomery Ward LLC v. Franchise Tax Board is pending in the San Diego Superior Court (Case No. 802767). In Microsoft Corporation v. Franchise Tax Board (San Francisco County Superior Court, Case No. 400 444), a trial court judgment against the Franchise Tax Board was entered November 14, 2003. The Franchise Tax Board will appeal this judgment. In General Motors Corp. v. Franchise Tax Board (Court of Appeal, Second Appellate District, Division 2, Case No. B165665) the trial court determined that Section 24402 violates the commerce clause and the Franchise Tax Board has appealed. In Farmer Brothers Company v. Franchise Tax Board, the trial court also determined that Section 24402 violates the commerce clause and, on appeal, the Second Appellate District, Division 1, affirmed the trial court's decision (Case No. B160061). The California Supreme Court has denied the Board's petition for review, and the Franchise Tax Board has filed its petition for a writ of certiorari in the United States Supreme Court. A final decision adverse to the State in any of these cases could ultimately result in refunds of approximately $400 million to similarly situated taxpayers, with an ongoing annual loss of revenue of approximately $60 million. The State is vigorously litigating this issue.

    Five pending cases challenge the Franchise Tax Board's treatment of receipts from investment of cash in short-term financial instruments, and the resulting impact on the apportionment of corporate income allegedly earned outside of California to the corporation's California tax obligation. Three of these cases are also cases in which Revenue and Tax Code section 24402 has been challenged, as discussed in the previous paragraph. Montgomery Ward LLC
v. Franchise Tax Board is pending in the San Diego Superior Court (Case No. 802767). The Limited Stores, Inc. and Affiliates v. Franchise Tax Board is pending in the Court of Appeal, First District (Case No. A102915); General Motors Corp. v. Franchise Tax Board is pending in the Court of Appeal, Second Appellate District, Division 2 (Case No. B 165665); and Toys "R" Us, Inc. v. Franchise Tax Board is pending in the Court of Appeal, Third Appellate District (Case No. C045386). The trial courts in The Limited Stores, General Motors and Toys "R" Us ruled in favor of the Franchise Tax Board on this issue. In Microsoft Corporation v. Franchise Tax Board (San Francisco County Superior Court, Case No. 400 444), a trial court judgment against the Franchise Tax Board was entered on November 14, 2003. The Franchise Tax Board will appeal this judgment. Other taxpayers have raised this same issue in administrative actions. A final decision in favor of any of these plaintiffs could result in tax refunds to similarly situated taxpayers in an amount exceeding $500 million, with a potential future annual revenue loss of $50 million. The State is vigorously litigating this issue.

    In Eisenhower Medical Center, et al. v. State Board of Equalization (San Francisco Superior Court, Case No. 994985), 117 hospitals claim that certain intravenous sets and diagnostic substances are "medicines" within the meaning of the Revenue and Tax Code, and thus are exempt from sales and use taxes. The State Board of Equalization ("SBE") does not consider intravenous sets (other than those used primarily for enteral feeding) and diagnostic substances to be medicines and, therefore, those items are subject to sales and use taxes. The trial court ruled in favor of the SBE, and an appeal is expected. Due to a retroactive regulatory change that the SBE adopted during the pendency of this case, specified types of enteral feeding supplies are now exempt from sales and use taxes. Therefore, even if the State prevails on appeal, refunds will be required in the amount of up to $5 million. Should the plaintiffs ultimately prevail on all contested issues, estimated refunds to plaintiffs and others similarly situated hospitals would total approximately $400 million and estimated future revenue loss would be $70 million per year.

    In County of Orange v. Orange County Assessment Appeals Board #3; Bezaire, et al., Real Parties in Interest, (Court of Appeal, Fourth Appellate District, Division 3, Case No. G032412), the trial court determined that the Orange County assessor's office received property taxes from two taxpayers in excess of the amounts collectable under Article XIIIA of the California Constitution (sometimes referred to as "Proposition 13"). The plaintiffs' legal claim focuses on the constitutionality of the practice of the Orange County assessor's office to increase or "recapture" the assessed values of real properties that temporarily decline and then increase in value. The trial court ruled in favor of the plaintiffs, and that decision was appealed and oral argument is scheduled for January 7, 2004, in the Court of Appeal. The effects of a final determination by an appellate court that the contested assessment practices are contrary to Proposition 13 could result in an increase in the State general fund component of the financing guarantee to public schools established by Proposition 98 in an amount in excess of several billion dollars.

ENVIRONMENTAL CLEANUP MATTER

    In a federal Environmental Protection Agency ("U.S. EPA") administrative abatement action entitled In the Matter of: Leviathan Mine, Alpine County, California, Regional Water Quality Control Board, Lahontan Region, State of California (U.S. EPA Region IX CERCLA Docket No. 00-16(a)), the State, as owner of the Leviathan Mine, is a party through the Lahontan Regional Water Quality Control Board ("Board"), which is the State entity potentially responsible for performing certain environmental remediation at the Leviathan Mine site. Also a party is ARCO, the successor in interest to the mining company that caused certain pollution of the mine site. The Leviathan Mine site is listed on the U.S. EPA "Superfund" List, and both remediation costs and costs for Natural Resource Damages may be imposed on the State. The Board has undertaken certain remedial action at the mine site, but the U.S. EPA's decision on the interim and final remedies are pending. ARCO has filed several state law claims against the State with the California Victim Compensation and Government Claims Board (an administrative agency with which certain claims must be filed as a prerequisite to litigation seeking damages against the State which was formerly named the Board of Control, the "Government Claims Board"), but litigation on these claims have been tolled by agreement of the parties until at least October, 2004. It is possible these matters could result in a potential loss to the State in excess of $400 million.

ENERGY-RELATED MATTERS

    In People v. ACN Energy, Inc., et al. (Sacramento County Superior Court, Case No. 01AS05497), the court is considering whether and to what extent compensation is due to market participants which have claimed compensation as a result of the Governor's issuance of executive orders, under the California Emergency Service Act, "commandeering" power purchase arrangements held by Pacific Gas & Electric Company ("PG&E") and Southern California Edison ("SCE"), referred to as "block forward contracts." In this action the State seeks a declaration that the State is not liable for damages as a result of these orders, nor for compensation for inverse condemnation, and that any damages suffered by any of the defendants is offset by payments made by the Department of Water Resources for electricity received under the "commandeered" "block forward contracts." Complaints and cross-complaints for inverse condemnation, recovery under the Emergency Services Act and other causes of action brought by PG&E, Reliant Energy Services, Dynegy Power Marketing, Williams Energy Services, Sempra Energy Trading, the California Power Exchange, Mirant Americas Energy, Duke Energy Trading and Marketing, and numerous other market participants have been joined with the declaratory relief action in Judicial Council Coordination Proceeding No. 4203, in Sacramento County Superior Court. In an administrative proceeding action before the Government Claims Board (which was dismissed on procedural grounds), the California Power Exchange stated claims for "commandeering" the "block forward contracts" in the amount of approximately $1 billion.

    Pacific Gas and Electric Company v. The State of California is now pending in the Court of Appeal, Third Appellate District (Case No. C043507). In the trial court, PG&E filed a complaint for breach of contract alleging that statutes enacted in 1996 as part of the restructuring of the electric power industry in California ("AB 1890") established a "regulatory contract" between the State and PG&E that authorized PG&E to sell the output of its retained generation facilities in interstate power markets at prices regulated by FERC and to sell the facilities themselves, and that by amending AB 1890 in 2001, the State deprived PG&E of the right to such sales and thereby breached that "regulatory contract." PG&E's complaint sought damages in an amount to be proven, but in an administrative proceeding before the Government Claims Board, in which PG&E's claims were denied, PG&E sought damages of at least $4.3 billion to compensate for the losses alleged in this action. The trial court sustained the demurrer of the State without leave to amend, dismissing the lawsuit. The pending action is PG&E's appeal of that dismissal.

ESCHEATED PROPERTY CLAIMS

    In five pending cases, plaintiffs claim that the State Controller has a constitutional and statutory duty to give notice prior to the time the Controller sells property that has escheated to the State (in these cases, shares of stock): Fong v. Connell (Court of Appeal, Third District, Case No. C042007); Harris v. Connell (Court of Appeal, Second District, Case No. B160741); Lusby-Taylor v. Connell (U.S. Court of Appeals for the Ninth Circuit, Case No. 02-16511); Orfield v. Connell (Los Angeles County Superior Court, Case No. BC288429); and Suever v. Connell (United States District Court, Northern District, Case No. C03-001556). The plaintiffs also claim that the Controller failed to comply with statutory notice requirements when it first received property that had escheated to the State. The plaintiffs seek damages, which the Fong plaintiffs have articulated as being in the amount of the difference between the amount they were paid for the stock upon its sale, and either the current value of the stock or the highest market value of the stock between the date the Controller sold the stock and the present. All of these cases, except Fong are styled as class actions, though in Lusby-Taylor and Harris, that issue was not determined prior to the trial court decisions that are being appealed. If one or more of these cases are successful as a class action and the class ultimately prevails on the merits, damages for the class could be in excess of $500 million. The State has prevailed at the trial court in Fong, Harris and Lusby-Taylor. The Suever case has been dismissed by the U.S. District Court. The court dismissed the federal claims on the basis of 11"/ Amendment immunity, and dismissed the state law claims without prejudice, which will permit plaintiffs to pursue their state law claims in state court. Orfield is being litigated in the trial court. The State is vigorously defending all of these actions.

ACTION SEEKING DAMAGES FOR ALLEGED VIOLATIONS OF PRIVACY RIGHTS

    In Gail Marie Harrington-Wisely, et al. v. State of California, et al., (Los Angeles County Superior Court, Case No. BC 227373), a proposed class action, plaintiffs seek damages for alleged violations of prison visitors" rights resulting from the Department of Corrections' use of a body imaging machine to search visitors entering state prisons for contraband. If this action is certified as a class action, and a court were to award damages pursuant to the California Civil Code for every use of the body imaging machine, damages could be as high as $3 billion. The State is vigorously defending this action.

ACTIONS SEEKING PROGRAM MODIFICATIONS

    In the following cases, plaintiffs seek court orders or judgments that would require the State to modify existing programs and, except as specified, do not seek monetary damages. Nevertheless, a judgment against the State in any one of these cases could require changes in the challenged program that could result in increased programmatic costs to the State in a future fiscal year in excess of $400 million. Alternatively, in some circumstances, it may be possible that a judgment against the State could be addressed by legislative changes to the program that would cost less.

    In Williams, et al., v. State of California, et al., (San Francisco County Superior Court, Case No. 312236), a class action for declaratory relief and injunction brought by public school students against the State, the Board of Education, and Department of Education and the Superintendent of Public Instruction, the class alleges inadequacies in the public education system and seeks a variety of programmatic changes to the system including elimination of some types of multi-track, year-round school schedules. The State is vigorously defending this action. Trial is set for August 30, 2004.

    In Natural Resources Defense Council et al., v. California Department of Transportation et al., (United States District Court, Central District, Case No. 93-6073-ER- (JRX)), plaintiffs obtained an injunction requiring the Department of Transportation (the "Department") to comply with National Pollution Discharge Elimination System ("NPDES") requirements under the federal Clean Water Act ("Act") in connection with storm water discharges from State highways and construction sites in an area that includes most of Los Angeles and Ventura Counties. There is an established dispute resolution procedure intended to resolve disputes without a return to federal court. Subsequent modifications of the injunction have provided for, among other things, studies of pilot projects to address control of the sources of storm water pollution and the performance of studies of pilot projects to retrofit highways with storm water pollution control facilities. There has been no agreement regarding what measures arising out of the pilot projects and studies will be implemented. Plaintiffs' position is that the Department should be required to retrofit its facilities to treat storm water, regardless of whether any construction is otherwise planned in any given area. For planning purposes, the Department is including an additional 3 percent in the cost of future statewide construction and maintenance projects to pay for compliance measures. This 3 percent increase amounts to $500 million through fiscal year 2006-07. While the impact of a judgment of the scope sought by plaintiffs is difficult to determine, it is possible that a judgment that would require the State to retrofit all its highway facilities throughout the State could cost billions of dollars.

    The following three cases seek reforms to State programs for the treatment of institutionalized disabled persons. Some rough estimates suggest the financial impact of a judgment against the State defendants in any of these cases could be as high as $1 billion per year in programmatic costs going forward. The State is vigorously defending these actions.

    In Charles Davis, et al. v. California Health and Human Services Agency, et al., (United States District Court - Northern District, Case No. C00-2532
SBA), the plaintiffs brought a class action under a number of federal acts, including the ADA, seeking declaratory and injunctive relief. Plaintiffs allege that disabled persons institutionalized at San Francisco's Laguna Honda Hospital, a 1,200 bed skilled nursing facility, who require long term care should be assessed as to whether they can be treated at home or in community-based facilities, and then provided appropriate care. A settlement has been reached in this matter which, if approved by the court, will result in a State department revising its assessment tool for residents of nursing homes to focus on the propriety of community placement. The parties have agreed that plaintiffs' non-assessment claims will be dismissed without prejudice to plaintiffs' ability to re-file their action once the assessment process is in place. In the event the assessment tool changes are not sufficiently funded, plaintiffs may re-file those claims pertaining to assessment as well.

    In Stephen Sanchez, et al. v. Grantland Johnson, et al., (United States District Court - Northern District, Case No. C-00-01593 CW), the plaintiffs have brought a class action seeking declaratory and injunctive relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the ADA, and violate the Social Security Act, Civil Rights Act and the Rehabilitation Act, because they result in unnecessary institutionalization of developmentally disabled persons. The court has issued interim rulings on plaintiffs' ADA and Rehabilitation Act claims, finding that the State has a "comprehensive, effectively working plan" for the de-institutionalization of persons with developmental disabilities." The undetermined allegations remain before the court, and these interim rulings are subject to appeal.

    In Capitol People First v. Department of Developmental Services (Alameda County Superior Court, Case No. 2002-038715) a consortium of state and national law firms and public-interest groups brought suit against the Departments of Finance, California Department of Developmental Services and California Department of Health Services, alleging violations of the Lanterman Act, the ADA, and section 504 of the Rehabilitation Act by defendants needlessly isolate thousands of people with developmental disabilities in large facilities. The case seeks sweeping reforms, including requiring the State to offer a full range of community-based services.

MEDICALLY INDIGENT ADULT MANDATE CLAIMS

    In 1997, the California Supreme Court ruled, in a challenge by the County of San Diego, that by excluding medically indigent adults ("MIAs") from Medi-Cal, the State had mandated a new program on the counties within the meaning of Article XIIIB, section 6 of the California Constitution. The Court sent the matter back to the Commission on State Mandates (the "Commission") to decide whether and by what amount the County of San Diego had been forced to incur costs for the care of MIAs in excess of funds provided by the State. The County of San Diego appealed from an adverse Commission decision. The appeal was based on facts specific to County of San Diego. On September 24, 2003, in an unpublished decision, the Court of Appeal (County of San Diego v. Commission on State Mandates et al. (Sept. 24, 2003) D039471) ruled in favor of the County of San Diego on certain of its claims and determined that the State owed the County of San Diego $3.4 million for medical services rendered to MIAs during the two-year period (1991-1992). Both the State and the County have filed petitions for review with the California Supreme Court.

    The Commission has taken the position that it would be bound to apply the holding of the San Diego case to any new claim for prospective relief brought by any county as a "test claim." Currently, there is a test claim pending before the Commission that was filed by the County of San Bernardino, relating to the same mandate (Medically Indigent Adults, 01-TC-26 County of San Bernardino, Claimant, Statutes 1982, Chapters 328 and 1594). The amount demanded in the claim for unreimbursed costs for fiscal year 2000-2001 is just over $9.2 million.

    The County of San Diego case, together with a test claim on the same subject filed by the County of San Bernardino, poses a potential for a negative impact on the General Fund in the amount of the unreimbursed costs for all similarly situated claimants, as determined by the Commission. Certain estimates of the annual cost of the services rendered by all counties to MIAs exceed $4 billion. How much of that will be determined to be "unreimbursed" to the counties by the State is unknown. Currently the counties receive approximately $1.3 billion in vehicle license fee revenue and $2.3 billion in sales tax revenue to fund various social services, public health and mental health programs which include the programs that provide services to MIAs.

    The determination of how much of the MIA mandate is "unreimbursed" is likely to be impacted by the fact that the vehicle license fee revenue now available to counties may be terminated as a result of the San Diego decision. In 1991 the Legislature increased the vehicle license fee and dedicated a portion of it to cover costs incurred by the counties for various social programs, including the cost of caring for MIAs. This legislation includes so-called "poison pill" provisions that, by their terms, eliminate the counties' vehicle license fee revenue source if a final appellate court decision holds that the legislation transferring responsibility for providing services to MIAs from the State to the counties established a reimbursable state mandate. Related 1991 legislation also authorized the sales tax increment from which the counties pay, among other costs, the cost of caring for MIAs, and established "poison pill" provisions relating to that sale tax increment. These "poison pill" provisions provide that, in the event a final appellate court decision holds that the legislation transferring responsibility for providing services to MIAs from the State to the counties established a reimbursable state mandate, the sales tax increment revenues are to be paid to the General Fund. This could increase the State's Proposition 98 funding guarantee which, ultimately, could have the effect under certain "poison pill" provisions, of eliminating the sales tax increment.

REPARATIONS CLAIM

    On July 15, 2003, the matter of Emilia Castaneda v. State of California, etal. was filed in the Los Angeles County Superior Court (Case No. BC299062). The class action complaint alleges illegalities associated with the repatriation of Mexican Americans during the 1930's and 1940's, and names the State of California, County of Los Angeles, City of Los Angeles and Los Angeles Chamber of Commerce as defendants. Plaintiff claims the class consists of "approximately 400,000 American citizens and resident aliens who were wrongfully expelled from California because of their Mexican ancestry." The complaint alleges causes of action for unlawful race discrimination, conspiracy to deprive plaintiffs of their civil rights, violations of due process, denial of equal protection, unjust taking of property, violation of freedom of association, and violation of the right to travel. The State is vigorously defending this case. The amount of any potential impact this case may have on the General Fund is unclear because it is unclear whether any claims can be brought within the applicable statute of limitations.

    On October 12, 2003, Governor Gray Davis vetoed Senate Bill 933, which would have provided that United States citizens or legal residents of Mexican descent who were coerced, forced, or falsely induced to emigrate from California during the period from 1929 to 1944, could seek recovery of damages, and that any such action brought on or before December 31, 2006, would not have been dismissed for failure to comply with the applicable statute of limitations.

                          ADDITIONAL CONSIDERATIONS

    California Municipal Obligations may also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from California State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations.

                                                                    APPENDIX C

                      ADDITIONAL INFORMATION CONCERNING
                      CONNECTICUT MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in Connecticut Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by Connecticut (the "State") and certain of its municipalities and public authorities. This summary does not purport to be a complete description and is based on information from statements relating to offerings of Connecticut bond issues. Citi Connecticut Tax Free Reserves has not independently verified and is not responsible for the accuracy or timeliness of this information.

                                STATE ECONOMY

    Connecticut is a highly developed and urbanized state. It is situated directly between the financial centers of Boston and New York. More than one-quarter of the total population of the United States and more than 50% of the Canadian population live within 500 miles of the State. The State's population grew at a rate which exceeded the United States' rate of population growth during the period 1940 to 1970, and slowed substantially during the past three decades. The State has extensive transportation and utility services to support its economy.

    Connecticut's economic performance is measured by personal income which has been and is expected to remain among the highest in the nation; gross state product (the market value of all final goods and services produced by labor and property located within the State) which demonstrated stronger output growth than the nation in general during the 1980s, slower growth for a few years in the early 1990s, and steadily increasing growth during the rest of the 1990s; employment which fell during the early 1990s but rose steadily during the rest of the decade to a level above those experienced in the early 1990s; and the unemployment rate which is lower than the regional and national rate.

    Historically, the State's average per capita income has been among the highest in the nation. The high per capita income is due to the State's concentration of relatively high paying manufacturing jobs along with a higher portion of residents working in the non-manufacturing sector in such areas as finance, insurance and real estate, as well as educational services. A concentration of major corporate headquarters located within the State also contributes to the high level of income

    The manufacturing industry, despite its continuing downward employment trend over the past five decades, has traditionally served as an economic base industry and has been of prime economic importance to Connecticut. Based on the level of personal income derived from this sector, Connecticut ranks thirteenth in the nation for its dependency on manufacturing in fiscal 2001. Manufacturing has traditionally been of prime economic importance to Connecticut but has declined during the last decade. This downward movement in employment levels is also reflected in the New England region while manufacturing employment for the nation has remained somewhat steady for the decade. The transformation in the State's manufacturing base confirms that the State's employment levels in the manufacturing sector are much closer to the national average. Thus, Connecticut has been successful in diversifying itself away from dependence on just one type of industry. In calendar 2001, approximately 15% of the State's workforce, versus 13.4% for the nation, was employed in the manufacturing industry, down from roughly 50% in the early 1950s.

    Connecticut has a diverse manufacturing sector, with the construction of transportation equipment (primarily aircraft engines and submarines) being the dominant industry. The State is also a leading producer of military and civilian helicopters. Employment in the transportation equipment sector is followed by fabricated metals, nonelectrical machinery, and electrical machinery for the total number employed in 2001.

    During the past ten years, Connecticut's manufacturing employment was at its highest in 1992. Since that year, employment in manufacturing was on a downward trend with only a slight increase in 1997 and 1998. A number of factors, such as heightened foreign competition, a sharp decrease in defense spending, and improved productivity played a significant role in affecting the overall level of manufacturing employment. The total number of manufacturing jobs dropped 16.93% for the ten year period since 1992.

    One important component of the manufacturing sector in Connecticut is the defense industry. Approximately one quarter of the State's manufacturing employees are employed in defense related business. Nonetheless, this sector's significance in the State's economy has declined considerably. Connecticut has witnessed a marked reduction in the amount of federal spending earmarked for defense related industries in the State. In fiscal year 2001, however, Connecticut received $4.3 billion of prime contract awards, an increase of 96.1% over 2000. These total awards accounted for 3.2% of national total awards and ranked tenth in total defense dollars awarded and third in per capita dollars awarded among the 50 states. In fiscal year 2001, Connecticut had $1,247 in per capita defense awards, compared to the national average of $475. As measured by a three year moving average of defense contract awards as a percent of Gross State Product, awards to Connecticut based firms have fallen to 2.0% of Gross State Product in fiscal year 2001, down from 4.0% of Gross State Product in fiscal year 1992. The increase in 2001 was primarily due to higher awards for naval ships and helicopters.

                       FISCAL CONDITION IN RECENT YEARS

    The State finances most of its operations through its General Fund. However, certain state functions, such as the state's transportation budget, are financed through other state funds. General Fund revenues are derived primarily from the collection of State taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted Federal grants account for most of the other General Fund revenue.

FISCAL YEAR 2001-2002 OPERATING RESULTS

    The adopted budget for the 2001-2002 fiscal year anticipated General Fund revenues of $11,894.1 million and General Fund expenditures of $11,894.0 million resulting in a projected surplus of $0.1 million. The results for the 2001-2002 fiscal year per the Comptroller's Annual Report indicates that General Fund revenues were $10,845.4 million and that General Fund expenditures and miscellaneous adjustments were $11,662.5 million, resulting in a deficit of $817.1 million for the 2001-2002 fiscal year. Per Section 4-30a of the Connecticut General Statutes, the balance of $594.7 million credited to the Budget Reserve Fund was deemed to be appropriated for the purpose of funding the deficit. Under the provisions of Special Act No. 02-1, Section 111 of the May 9, 2002 Special Session, the remaining deficit balance of $222.4 million will be financed by the issuance of five year Economic Recovery Notes.

MIDTERM BUDGET ADJUSTMENTS FOR FISCAL 2002-2003:

    On July 1, 2002, the Governor signed Public Act No. 02-1 of the May
9th Special Session of the General Assembly, which constitutes the Midterm Budget Adjustments for fiscal year 2002-2003. The adopted Midterm Budget Adjustments anticipate General Fund expenditures of $12,091.8 million or a reduction of $339.6 million from the originally adopted fiscal year 2002-2003 budget plan.

    The more significant revenue changes that were enacted in support of the adopted budget include the following modifications: (1) a 61 cent increase in the cigarette tax from $0.50 cents per pack to $1.11 per pack effective April 3, 2002, which was expected to result in $129.3 million in additional anticipated revenue from cigarette and sales taxes, (2) imposition of a $250 tax on certain business entities and limitations on the use of corporate tax credits that was expected to yield $58.5 million, (3) a deferral on the phase-in of previously enacted tax changes was expected to raise $35.6 million, (4) enhanced management of unclaimed property to be escheated to the State, which was expected to yield $35.0 million, (5) reduced general fund revenue transfers to other funds, which was expected to result in $24.8 million in savings, (6) a tax amnesty program which was expected to raise $22 million,
(7) conversion of an HMO tax credit under the insurance premiums tax to an appropriation which was expected to yield an additional $15.6 million, and (8) transfers from other funds of the State, quasi-public agencies, and proceeds from the Anthem demutualization which were expected to yield $300.1 million.

    For fiscal year 2002-2003, the enacted Midterm Budget Adjustments reduced $339.6 million in General Fund appropriations from the originally enacted budget. The more significant reductions included: (1) an additional $94 million in unallocated statewide lapses, (2) debt service savings of $36.8 million, (3) removal of the town aid road grant from the general fund totaling $35 million,
(4) authorizing the Governor to undertake extraordinary rescission authority of no more than $35 million, (5) reduced State contributions to the teachers' retirement fund by $34.9 million, (6) reductions of $23.6 million to the constituent units of higher education, (7) $21 million in reductions to various education grants, (8) a freeze on hiring and managerial pay increases expected to save $18.0 million, and (9) $16.8 million in anticipated savings due to changes in purchasing reimbursement for pharmacy services. Pursuant to Connecticut law, the Midterm Budget Adjustments for fiscal year 2002-2003 were $376.2 million below the expenditure cap.

    During the August 2002 Special Session of the General Assembly, various bills were approved to implement the 2002-2003 Midterm Budget Adjustments. They included reducing the net amount of bond authorizations which took effect in the 2002-2003 fiscal year, approving certain bond authorizations which would take effect in fiscal year 2003-2004 and increasing the bond authorization for the University of Connecticut, which will take effect beginning in the 2004-2005 fiscal year.

FISCAL YEAR 2002-2003 OPERATIONS:

    The adopted Midterm Budget Adjustments for the 2002-2003 fiscal year anticipate General Fund expenditures of $12,091.8 million. As required by law, the State's fiscal position is reported monthly by the Comptroller. This report compares the revenues already received and the expenditures already made to estimated revenues to be collected and estimated expenditures to be made during the balance of the fiscal year. Per the Comptroller's monthly report for the period ending July 31, 2002, based on the Office of Policy and Management estimate, in a letter to the Governor, there was an estimated $281.5 million budget deficit for the 2002-2003 fiscal year. This estimated deficit of $281.5 million is 2.3% of net General Fund Appropriations. Per Connecticut law, whenever the cumulative monthly financial statement issued by the Comptroller indicates a projected General Fund deficit greater than one percent of the total General Fund appropriations, the Governor is required within thirty days to file a report with the joint standing committee of the General Assembly on appropriations and on finance, revenue and bonding. The report shall include a deficit mitigation plan that the Governor shall implement to modify agency allotments to the extent necessary to prevent a deficit. Should such plan result in a reduction of more than five percent of total appropriations, approval of the General Assembly would be required. In anticipation of this plan, the Governor instructed the Secretary of the Office of Policy and Management to review all allotments in force to determine if enough reductions could be made to prevent a deficit.

    During the review process, the 2002-2003 fiscal year deficit was forecasted to increase as anticipated revenues declined and expenditures increased. Per the Comptroller's monthly report for the period ending August 31, 2002, based on the Office of Policy and Management's estimate, in a letter to the Governor, there was an estimated $330.1 million budget deficit for the 2002-2003 fiscal year. The estimated deficit of $330.1 million was 2.7% of net General Fund Appropriations. After careful analysis, the Office of Policy and Management determined that neither the general authority granted to the Governor under
Section 4-85(b) of the Connecticut General Statutes nor the special authority granted in Section 52 of Public Act No. 02-1 of the May 9, 2002 Special Session would generate enough savings to close the deficit. The major reductions already made in the current fiscal year adjusted budget line items occurred disproportionately in areas that lie within the Governor's recission authority. Given the Office of Policy and Management's determinations, rather than implement a plan of allotment reductions that would not adequately address the deficit, in a letter dated September 27, 2002, the Governor requested that legislative leadership begin a dialogue to discuss spending reductions.

    Pursuant to Section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates of revenues and expenditures for the current fiscal year by the twentieth day of each month to the Comptroller for use by the Comptroller in preparing the Comptroller's monthly report. In the monthly estimates provided by the Office of Policy and Management on November 20, 2002, as of October 31, 2002 General Fund revenues are estimated at $11,835.1 million, General Fund expenditures and miscellaneous adjustments are estimated at $12,226.0 million, and the General Fund deficit for the 2002-2003 fiscal year is estimated at $390.9 million. On December 2, 2002, the Comptroller estimated a General Fund deficit of $414.9 million for the 2002-2003 fiscal year. On November 12, 2002, the Office of Fiscal Analysis had estimated a General Fund deficit of $495.5 million for the 2002-2003 fiscal year, and indicated that the deficit could be greater if economic conditions deteriorate or if the anticipated $94 million lapse is not fully achieved.

    On December 6, 2002, the Governor called for a special session to be convened on December 18, 2002, to enact legislation necessary to adjust the state budget for fiscal year 2002-2003. On the same date, the Governor issued a plan to address the budget shortfall. In general, the Governor's plan called for $200 million in expenditure reductions and $200 million in revenue enhancements for the General Fund. In addition, the Governor specified that $100 million in additional expenditure reductions would be necessary should employee concessions regarding wages and benefits not materialize. Based upon the lack of progress in terms of the State Employees Bargaining Agent Coalition (SEBAC), the Governor initiated the process of laying off almost 3,000 state employees on December 6th. The special session did not enact legislation to address the budget shortfall. The budget gap continued to widen as the regular session of the General Assembly was convened in January 2003.

    The adopted Midterm Budget Adjustments for the 2002-03 fiscal year anticipated General Fund expenditures of $12,091.8 million. Per Section 3-115 of the Connecticut General Statutes, the State's fiscal position is reported monthly by the Comptroller. This report compares the revenues already received and the expenditures already made to the estimated revenues to be collected and estimated expenditures to be made during the balance of the fiscal year. Pursuant to Section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates of revenues and expenditures by the twentieth day of each month to the Comptroller for use by the Comptroller in preparing the Comptroller's monthly report. Per the Comptroller's monthly report for the period ending January 31, 2003, based on the estimate of the Office of Policy and Management, there was an estimated $628.3 million budget deficit for the 2002-2003 fiscal year. The deficit was comprised of an estimated $387.6 million revenue shortfall and $240.7 million in higher than anticipated expenditures. The shortfall in revenue was primarily due to lower personal income tax collections, down $421.0 million and the sales and use tax, down $81.9 million. These shortfalls were partially offset by higher than anticipated collections under the corporation tax and from federal grants. The expenditure increases were due primarily to deficiencies in the Department of Social Services and the fact that the Administration was no longer anticipating savings of $94 million in union concessions.

    On February 28, 2003, Governor Rowland signed into law Public Act 03-2. This act included numerous tax and expenditure changes aimed at mitigating the projected budget deficit. Included in the act, according to estimates of the Office of Policy and Management, were approximately $485 million in revenue enhancements for the 2002-2003 fiscal year and approximately $108 million in attainable expenditure reductions. The most significant revenue changes included an increase in the personal income tax by increasing the top tax rate from 4.5% to 5.0%, reducing or eliminating various exemptions under the sales and use tax, imposing a one year 20% surtax on corporate earnings, increasing the cigarette tax from $1.11 per pack to $1.51 per pack, and a one-time transfer of $72 million from the resources of the Special Transportation Fund. The most significant contributions to expenditure reductions included: various spending cuts totaling $63.4 million; layoff and anticipated early retirement savings of $44.2 million; lapsing unsettled collective bargaining funds of $18.7 million; and lapsing a reserve of $29.5 million for salary adjustments. In late February 2003, the Office of Policy and Management estimated that with the changes contained in Public Act No. 03-2 the State's projected deficit would be erased and the result would be a surplus of $39.7 million.

    Despite the deficit reduction plan approved by the legislature and Governor, the State ended the 2002-2003 fiscal year with a deficit. In the annual report provided by the Comptroller, as of June 30, 2003, unaudited General Fund revenues were $12,023.3 million, unaudited General Fund expenditures and miscellaneous adjustments were $12,120.1 million and the unaudited General Fund deficit for the 2002-2003 fiscal year was $96.8 million. The amount of the General Fund deficit is unaudited and no assurances can be given that the subsequent audit of the State's financial statements will not change the final result of the fiscal year 2002-2003 operations of the General Fund. It is anticipated that the fiscal year 2002-2003 deficit will be financed with the proposed issuance of five-year Economic Recovery Notes. In addition, recently enacted modifications in the State's General Assistance program will result in certain lagged claims for medical services related to changed provisions in the existing program. It is anticipated that these retrospective reimbursements claimed by hospitals for inpatient and outpatient services will be incorporated into the fiscal year 2002-2003 deficit financing and are expected to total approximately $25 million. On September 10, 2003, the Governor signed into law Public Act No. 03-1 of the September 8 Special Session of 2003. Section 1 of this act provides for the issuance of five-year Economic Recovery Notes to finance the fiscal year 2002-2003 deficit that will be certified by the Comptroller to the Governor in accordance with Section 3-115 of the General Statutes and the lagged claims referenced above.

BUDGET FOR FISCAL YEARS 2003-2004 AND 2004-2005

    On August 16, 2003, Governor Rowland signed into law Public Act No. 03-1 of the June 30 Special Session. On August 20, 2003, the Governor signed into law Public Act No. 03-3, Public Act No. 03-4 and Public Act No. 03-6 of the June 30 Special Session. These four public acts constitute the budget for fiscal years 2003-2004 and 2004-2005. For fiscal year 2003-2004, the budget anticipates revenues of $12,452.1 million and expenditures of $12,452.0 million, resulting in a surplus of $0.1 million. For fiscal year 2004-2005, the budget anticipates revenues of $12,967.1 million and expenditures of $12,966.9 million, resulting in a surplus of $0.2 million. Pursuant to Connecticut law, the budget for fiscal year 2003-2004 remains $381.2 million below the expenditure cap and for fiscal year 2004-2005, $115.4 million below the expenditure cap.

    The budget includes approximately $570 million in net revenue enhancements for the 2003-2004 fiscal year and $550 million for the 2004-2005 fiscal year while reducing expenditures from current services by approximately $715 million for the 2003-2004 fiscal year and $1,160 million for the 2004-2005 fiscal year.

    The most significant revenue changes include: (1) an increase in the personal income tax by reducing the property tax credit from $500 to $350 and the elimination of the minimum $100 property tax credit for expected revenues of $112.0 million in fiscal year 2003-2004 and $112.2 million in fiscal year 2004-2005; (2) repeal of the sales tax on hospital services, newspapers and magazines, and advertising services for a revenue loss of $123.4 million in fiscal year 2003-2004 and $139.2 million in fiscal year 2004-2005; (3) the imposition of a 25% surtax on corporations in income year 2004, in addition to other modifications, which are expected to yield $90 million in fiscal year 2003-2004 and $68 million in fiscal year 2004-2005; (4) the imposition of a temporary estate tax estimated to raise $55 million in fiscal year 2004-2005 should the state fail to receive extraordinary federal assistance similar to that contained in the federal Jobs and Growth Tax Relief Reconciliation Act of 2003; and (5) an increase of $50 million in each year of the biennium in revenue resulting from a decrease in funds that will be set aside for grants paid to municipalities under the Mashantucket Pequot and Mohegan grant. The budget also anticipates several one-time revenue transfers, the most significant of which are as follows: (1) $250.1 million in additional federal revenue in fiscal year 2003-2004 due to the federal Jobs and Growth Tax Relief Reconciliation Act of 2003; (2) $144.0 million in fiscal year 2003-2004 from a securitization of a portion of the Energy Conservation and Load Management Fund; (3) $300 million in fiscal year 2004-2005 that may come from the securitization of a portion of tobacco related revenue from the Master Settlement Agreement with states; and
(4) $25 million in each year of the biennium from a securitization of a portion of the Clean Energy Fund.

    The most significant expenditure reductions from current services include:
(1) savings of $153.3 million in fiscal year 2003-2004 and $140.4 million in fiscal year 2004-2005 due to an early retirement incentive program (ERIP) taken advantage of by approximately 3,500 general fund employees; (2) savings of $124.4 million in fiscal year 2003-2004 and $144.1 million in fiscal year 2004-2005 due to the layoff of approximately 2,000 general fund employees; (3) modifications to the Education Cost Sharing Grant, resulting in savings of $68.3 million in fiscal year 2003-2004 and $135.3 million in fiscal year 2004-2005; (4) savings of $67.3 million and $109.8 million, respectively, in fiscal year 2003-2004 and fiscal year 2004-2005, from the elimination of rate increases for certain medical providers; and (5) the removal of funding for unsettled collective bargaining contracts of $58.3 million in fiscal year 2003-2004 and $117.1 million in fiscal year 2004-2005.

FISCAL YEAR 2003-2004 OPERATIONS:

    The adopted Budget for the 2003-2004 fiscal year anticipates General Fund revenues of $12,452.1 million and General Fund expenditures of $12,452.0 million. Per section 3-115 of the Connecticut General Statutes, the State's fiscal position is reported monthly by the Comptroller. Pursuant to section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates of revenues and expenditures for the current fiscal year by the twentieth day of each month to the Comptroller for use by the Comptroller in preparing the Comptroller's monthly report. In the monthly report of the Comptroller dated October 1, 2003, as of August 31, 2003, General Fund revenues are estimated at $12,452.1 million, General Fund expenditures and miscellaneous adjustments are estimated at $12,453.7 million, and the General Fund balance for the 2003-2004 fiscal year is estimated to have a deficit of $1.6 million. In the monthly estimates provided by the Office of Policy and Management on October 20, 2003, as of September 30, 2003, General Fund revenues are estimated at $12,452.1 million, General Fund expenditures and miscellaneous adjustments are estimated at $12,454.5 million and the General Fund balance for the 2003-2004 fiscal year is estimated to have a deficit of $2.4 million. The monthly report of the Comptroller dated November 3, 2003 agreed with these projections.

    In the December 1, 2003 monthly report of the Comptroller, the Comptroller estimated General Fund revenues at $12,452.1 million, General Fund expenditures and miscellaneous adjustments at $12,503.8 million and the General Fund deficit for the 2003-2004 fiscal year at $51.7 million.

                              STATE TAX REVENUES

    The State imposes a personal income tax on the income of residents of the State (including resident trusts and estates), part-year residents and certain non-residents who have taxable income derived from or connected with sources within Connecticut. The tax imposed is at the maximum rate of 4.5% on Connecticut taxable income. Depending on federal income tax filing status, the taxable year and Connecticut adjusted gross income, personal exemptions are available to taxpayers, ranging from $12,000 to $24,000, with the lower end of the range increasing annually to $15,000 by taxable year 2009 for certain taxpayers. In addition, tax credits ranging from 1% to 75% of a taxpayer's Connecticut tax liability are also available depending upon federal income tax filing status, the taxable year and Connecticut adjusted gross income. Such exemptions and tax credits are phased out at certain higher income levels. Neither the personal exemption nor the tax credit described above is available to trusts or estates. Legislation enacted in 1995 effected a graduated rate structure beginning in tax year 1996. Under this revised structure, the top rate remains at 4.5% with a rate of 3% applicable to taxable income up to certain amounts. Subsequent legislation has increased the amount of taxable income subject to the 3% rate. By tax year 1999 and thereafter, the first $20,000 of taxable income for a joint filer and the first $10,000 of taxable income for a single filer is taxed at the 3% rate. In addition, an income tax credit for property taxes paid has been increased to a maximum of $500 per filer. Taxpayers also are subject to a Connecticut minimum tax based on their liability, if any, for payment of the federal alternative minimum tax.

    The Sales Tax is imposed, subject to certain limitations, on the gross receipts from certain transactions within the State of persons engaged in business in the State, including (a) sales at retail of tangible personal property, (b) the rendering of certain services, (c) the leasing or rental of tangible personal property, (d) the production, fabrication, processing, printing, or imprinting of tangible personal property to special order or with materials furnished by the consumer, (e) the furnishing, preparation or serving of food, meals, or drinks, and (f) the transfer of occupancy of hotel or lodging house rooms for a period not exceeding thirty consecutive calendar days. The Use Tax is imposed, with certain exceptions, on the consideration paid for certain services or purchases or rentals of tangible personal property used within the State pursuant to a transaction not subject to the Sales Tax. A separate rate of 12% is charged on the occupancy of hotel rooms. The tax rate for the Sales and Use Taxes is 6%. Various exemptions from the Sales and Use Taxes are provided, based on the nature, use or price of the property or services involved or the identity of the purchaser. Tax returns and accompanying payments with respect to revenues from these taxes are generally due monthly on or before the last day of the month next succeeding the taxable month.

    The Corporation Business Tax is imposed on any corporation, joint stock company or association, any dissolved corporation that continues to conduct business, any electric distribution company or fiduciary of any of the foregoing which carries on or has the right to carry on business within the State or owns or leases property or maintains an office within the State or is a general partner in a partnership or a limited partner in a limited partnership, except an investment partnership, that does business, owns or leases property or maintains an office within the State. Certain financial services companies are exempt from this tax. For taxable years commencing on or after January 1, 1999, this exemption extends to domestic insurance companies. The Corporation Business Tax provides for three methods of computation. The taxpayer's liability is the greatest amount computed under any of the three methods.

    The first method of computation is a tax measured by the net income of a taxpayer (the "Income-Base Tax"). Net income means federal gross income with limited variations less certain deductions, most of which correspond to the deductions allowed under the Internal Revenue Code of 1986, as amended from time to time. The Income-Base Tax had been levied at the rate of 10.75% in 1996 and was phased down over subsequent years to 7.5% for taxable years commencing on and after January 1, 2000. The second method of computing the Corporation Business Tax is an alternative tax on capital. This alternative tax is determined either as a specific maximum dollar amount or at a flat rate on a defined base, usually related in whole or in part to its capital stock and balance sheet surplus, profit and deficit. The third method of computing the Corporation Business Tax is the minimum tax which is a flat $250. Corporations must compute their tax liability under all three methods, determine which calculation produces the greatest tax, and pay that amount to the State. Public Act No. 02-1 of the May 9th Special Session instituted a $250 charge on LLCs, LLPs and S corporations, and limited corporation credits from reducing tax liability by more than 70%. Public Act No. 02-4 of the May 9th Special Session extended the tax to single-member LLCs that are not considered entities separate from their owners for federal tax purposes.

    Other tax revenues are derived from inheritance taxes, taxes on gross receipts of hospitals until April 1, 2000, taxes on public service companies, taxes on net direct premiums of insurance companies, taxes on oil companies, cigarette and alcoholic beverage excise taxes, real estate conveyance taxes, taxes on admissions and dues and other miscellaneous tax sources.

    Federal grants in aid are normally conditioned to some degree, depending upon the particular program being funded, on resources provided by the State. More than 99% of unrestricted federal grant revenue is expenditure driven. The largest federal grants in fiscal 2002 were made for the purposes of providing medical assistance payments to the indigent and temporary assistance to needy families. The State also receives certain restricted federal grants which are not reflected in annual appropriations but which nonetheless are accounted for in the General Fund. In addition, the State receives certain federal grants which are not accounted for in the General Fund but are allocated to the Transportation Fund, various Capital Project Funds and other funds.

    Other non-tax revenues are derived from special revenue transfers; Indian gaming payments; licenses, permits and fees; sales of commodities and services; rents, fines and escheats; investment income; other miscellaneous revenue sources; and designated Tobacco Settlement Revenues.

    In November 1992, electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides a framework for a cap on budget expenditures. The General Assembly is precluded from authorizing an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures authorized for the previous fiscal year by a percentage which exceeds the greater of the percentage increase in personal income or the percentage increase in inflation, unless the Governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed such limit for the purposes of such emergency or extraordinary circumstances. The constitutional limitation on general budget expenditures does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There is no statutory or constitutional prohibition against bonding for general budget expenditures.

    The Supreme Court has ruled that the provisions of the constitutional budget cap require the passage of additional legislation by a three-fifths majority in each house of the General Assembly, which has not yet occurred. In the interim, the General Assembly has been following a provision of the General Statutes, which contains the same budget cap as the constitutional amendment. In addition to the exclusion of debt service from the budget cap, this statute also excludes statutory grants to distressed municipalities, expenditures to implement federal mandates and court orders in the first fiscal year in which such expenditures are authorized, and payments from surplus for certain debt retirement and additional state employee pension contributions.

    By statute, no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State shall be authorized by the General Assembly or issued except as shall not cause the aggregate amount of
(1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. As a result, the State had a debt incurring margin as of September 15, 2003 of $1,496,900,536.56.

                          ADDITIONAL CONSIDERATIONS

    The classification of Citi Connecticut Tax Free Reserves under the Investment Company Act of 1940 as a "non-diversified" investment company allows it to invest more than 5% of its assets in the securities of any issuer, subject to satisfaction of certain tax requirements. Because of the relatively small number of issuers of Connecticut obligations, the Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than is an investment company which invests in a broad range of Municipal Obligations. Therefore, the Fund would be more susceptible than a diversified fund to any single adverse economic or political occurrence or development affecting Connecticut issuers. The Fund will also be subject to an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines. It is also possible that there will not be sufficient availability of suitable Connecticut tax-exempt obligations for the Fund to achieve its objective of providing income exempt from Connecticut taxes.

    Citi Connecticut Tax Free Reserves may invest 25% or more of its assets in Connecticut Municipal Obligations of the same type, including, without limitation, the following: general obligations of the State of Connecticut and its political subdivisions; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, steel companies, life care facilities or other purposes. This may make the Fund more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers.

    Connecticut Municipal Obligations also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from Connecticut State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations.

              RECENT RATINGS OF CERTAIN GENERAL OBLIGATION BONDS

    As of December 1, 2003, Moody's, Standard & Poor's and Fitch Ratings have assigned their municipal bond ratings of Aa3, AA, and AA, respectively, to the outstanding general obligation bonds of the State. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the States general obligation bonds.

                                  LITIGATION

    The State, its officers and employees are defendants in numerous lawsuits. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable. The Attorney General's Office has reviewed the status of pending lawsuits and reports that it is the opinion of the Attorney General that such pending litigation will not be finally determined so as to result individually or in the aggregate in a final judgment against the State which would materially adversely affect its financial position, except that in the cases described below the fiscal impact of an adverse decision might be significant but is not determinable at this time. The cases described in this section generally do not include any individual case where the fiscal impact of an adverse judgment is expected to be less than $15 million, but adverse judgments in a number of such cases could, in the aggregate and in certain circumstances, have a significant impact.

    Sheff v. O'Neill is a Superior Court action brought in 1989 on behalf of black and Hispanic school children in the Hartford school district. The plaintiffs sought a declaratory judgment that the public schools in the greater Hartford metropolitan area are segregated de facto by race and ethnicity and are inherently unequal to their detriment. They also sought injunctive relief against state officials to provide them with an "integrated education." On April 12, 1995, the Superior Court entered judgment for the State. On July 9, 1996, the State Supreme Court reversed the Superior Court judgment and remanded the case with direction to render a declaratory judgment in favor of the plaintiffs. The Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The Supreme Court also directed the Superior Court to retain jurisdiction of this matter. The 1997 General Assembly enacted P.A. 97290, An Act Enhancing Educational Choices and Opportunities, in response to the Supreme Court decision. In response to a motion filed by the plaintiffs, the Superior Court in 1998 ordered the State to show cause as to whether there has been compliance with the Supreme Court's ruling. In a Memorandum of Decision issued March 3, 1999, the Superior Court found that the State complied with the 1996 decision of the Supreme Court. The Superior Court noted that the plaintiffs failed to allow the State enough time to take additional steps in its remedial process.

    The plaintiffs filed a motion on December 28, 2000 seeking to have the Superior Court, once again, monitor the State's compliance with the State Supreme Court's 1996 decision. A hearing about whether the State is still complying with the Supreme Court's ruling and what order, if any, the Court should issue has been scheduled for April, 2002. The Superior Court is waiting for additional briefs to be filed in December 2002.

    The parties have reached a settlement that the legislature and the court have approved. Under the settlement agreement, the State will be obligated, over the next four years to, among other things, open two new magnet schools in the Hartford area each year, substantially increase the voluntary interdistrict busing program in the Hartford area, and work collaboratively with the plaintiffs in planning for the period after the four year duration of the proposed order. The anticipated additional costs of the proposed order over current expenditures, exclusive of school renovation/construction costs, are approximately $4.5 million in the first year, $9.0 million in the second year, $13.5 million in the third year, and $18.0 million in the fourth year, for a total additional cost of $45.0 million.

    Connecticut Traumatic Brain Injury Association, Inc. v. Hogan is a Federal District Court civil rights action brought in 1990 on behalf of all persons with retardation or traumatic brain injury who have been, or may be, placed in Norwich, Fairfield Hills or Connecticut Valley Hospitals. The plaintiffs claim that the treatment and training they need is unavailable in state hospitals for the mentally ill and that placement in those hospitals violates their constitutional rights. The plaintiffs seek relief which would require that the plaintiff class members be transferred to community residential settings with appropriate support services. This case has been settled as to all persons with mental retardation by their eventual discharge from Norwich and Fairfield Hills Hospital. The case is still proceeding as to those persons with traumatic brain injury and the class of plaintiffs has been expanded to include persons with acquired brain injury who are in the custody of the Department of Mental Health and Addiction Services. The Court in 1998 expanded the class of plaintiffs to include persons who are or have been in the custody of the Department of Mental Health and Addiction Services at any time during the pendency of the case without reference to a particular facility. The trial in this case took place in March 2001. In November 2002 the District Court entered judgment for the defendants on all pending claims. It is anticipated that the plaintiffs will appeal the decision.

    Following the entry of judgment for the defendants on all pending claims in November 2002, the plaintiffs did not appeal the decision.

    Johnson v. Rowland is a Superior Court action brought in 1998 in the name of several public school students and the Connecticut municipalities in which the students reside, seeking a declaratory judgment that the State's current system of financing public education through local property taxes and State payments to municipalities determined under a statutory Education Cost Sharing ("ECS") formula violates the Connecticut Constitution. Additionally, the suit seeks various injunctive orders requiring the State to, among other things, cease implementation of the present system, modify the ECS formula, and fund the ECS formula at the level contemplated in the original 1988 public act which established the ECS. The municipalities have been dismissed from the action for lack of standing. Trial has been scheduled for September 2003. The case was withdrawn in October 2003.

    Hospital Tax Cases. In 1999, several hospitals appealed to the Superior Court from the Commissioner of Revenue Services' denial of their claims for partial refunds of the hospital tax imposed on a hospital's gross earnings and for partial refunds of sales tax imposed upon patient care services. The hospitals claim that these taxes should not be imposed with regard to charges for tangible property transferred incidental to the provision of patient care services. Refunds are claimed for the last three years. It is anticipated that other hospitals in the State may bring similar suits. The Superior Court has decided one suit in favor of the State. The decision has been appealed to the Supreme Court. The appeal to the Supreme Court was heard in January 2003. A decision in the State's favor was rendered in September 2003 and final judgments in these cases are pending.

    PTI, Inc. v. Philip Morris et al. was filed in the Federal Court for the Central District of California in 1999 against the State of Connecticut and the Attorney General in his official and individual capacities. The plaintiffs re-import and distribute cigarettes that have previously been sold by their manufacturers to foreign markets. The plaintiffs challenge certain provisions of the 1998 Master Settlement Agreement (MSA) entered into by virtually all states and territories to resolve litigation by the respective states against the major domestic tobacco companies. The plaintiffs further challenge certain state statutes, including those banning the sale of re-imported cigarettes, so-called Non Participating Manufacturer statutes, that would decrease the price advantage that re-imported cigarettes enjoy over other cigarettes. The plaintiffs claim that various provisions of the MSA and these state statutes violate the federal constitution, antitrust and civil rights laws. The plaintiffs seek declaratory and injunctive relief, compensatory, special and punitive damages, plus attorneys' fees and costs. The Court has granted the State's motion to dismiss the case.

    Carr v. Wilson-Coker is a Federal District Court action brought in 2000 in which the plaintiffs seek to represent a class of certain Connecticut Medicaid beneficiaries. The plaintiffs claim that the Commissioner of the Department of Social Services fails to provide them with reasonable and adequate access to dental services and to adequately compensate providers of dental services. The plaintiffs seek declaratory and injunctive relief, plus attorneys' fees and costs.

    Doe v. State is a Federal District Court action brought in October 2000 on behalf of all juveniles who have been strip searched at the State's juvenile detention centers. The plaintiffs claim that the blanket policy of strip searching all juveniles upon arrival at the detention centers is unconstitutional. The plaintiffs seek damages, declaratory and injunctive relief, plus attorneys' fees and costs. On September 27, 2002, the District Court entered judgment for the defendants after a trial. Class certification was denied at the same time. The plaintiffs have appealed both the judgment and the denial of class certification.

    Foreman v. State is a Federal District Court action brought in January 2001 challenging the policy and/or practice of strip searching all adult inmates arriving at correctional centers, including temporary surrenders, regardless of whether there is a reasonable suspicion that the person might be carrying weapons or contraband. The complaint purports to be brought on behalf of a class of similarly situated individuals, and seeks damages, declaratory and injunctive relief, plus attorneys' fees and costs.

    Association for Retarded Citizens of Connecticut, Inc. v. O'Meara is a Federal District Court action brought in October 2001 alleging that the State of Connecticut's Department of Mental Retardation is in violation of applicable Medicaid law and Title II of the Americans With Disabilities Act, along with other federal law, by maintaining a waiting list for Medicaid services of approximately 1600 Medicaid eligible persons. The suit also alleges that the Department of Mental Retardation's placement of persons in quasi-institutional settings, without first allowing them to choose a more integrated community setting, violates federal law. The case seeks mandatory injunctive relief, attorneys' fees and costs.

    While the various cases described in this paragraph involving alleged Indian Tribes do not specify the monetary damages sought from the State, the cases are mentioned because they claim State land and/or sovereignty over land areas that are part of the State of Connecticut. Several suits have been filed since 1977 in the Federal District Court and the Connecticut Superior Court on behalf of alleged Indian Tribes in various parts of the State, claiming monetary recovery as well as ownership of land in issue. The plaintiff group in the remaining suits is the alleged Golden Hill Paugussett Tribe and the lands involved are generally located in Bridgeport, Trumbull and Orange. An additional suit has been filed by the alleged Schaghticoke Indian Tribe claiming privately and town held lands in the Town of Kent. The State is not a party to that action. It is possible that other such land claims could be brought by other Indian groups, who have petitioned the Federal Government for Federal recognition. The State has also challenged the decision of the Federal Department of the Interior which allows the Mashantucket Pequot Tribe to add land holdings of the Tribe outside of its reservation to the land held in trust for its benefit by the Department. The added land was not part of the Tribe's original reservation designated under the Federal Settlement Act with the Tribe. The additional land was purchased by the Tribe. The United States Court of Appeals for the Second Circuit has recently rejected the State's claim that the Federal Settlement Act does not allow the Federal Department of the Interior to take this additional land and add it to the Tribe's reservation land.

    The Mashantucket Pequot Tribe has withdrawn its application to take additional lands outside its reservation into trust. Therefore, the case pending before the United States District Court has been dismissed as moot. In June 2002, the Federal Bureau of Indian Affairs issued a final determination granting federal recognition to the Historic Eastern Pequot tribe. The State has appealed that decision to the Court of Appeals. If federal recognition is upheld, the tribe could institute land claims against the State or others. The District Court recently granted plaintiff's motion for class certification and discovery is proceeding.

    Pratt & Whitney Division of UTC v. Commissioner of Revenue Services and Hamilton Standard Division of UTC v. Commissioner of Revenue Services are both cases in the Connecticut Superior Court. They involve sales and use tax refund claims by the plaintiffs, who argue that the materials, tools, machinery and equipment used by them in conducting research and development as aircraft manufactures in an aircraft manufacturing facility with respect to aircraft parts and components qualify for an exemption from sales and use tax under Connecticut General Statutes Section 12-412 (78). The trial court bifurcated liability from the damages portion of the case, and on July 3, 2002 entered summary judgment for the plaintiffs on their claims. The case now proceeds to the damages phase. The claims cover the tax years April 1, 1995 through December 31, 1998, and July 1, 1993 through June 30, 1997, respectively. The decision could also affect other tax years. These cases were both withdrawn by the plaintiffs on June 10, 2003, pursuant to a settlement between the parties.

    Seymour v. Region One Board of Education is a case in which the plaintiff property owners in Canaan claim that Section 10-51(b) of the Connecticut General Statutes, which sets out the cost allocation formula for towns comprising regional school districts, denies Canaan taxpayers equal protection because Canaan is one of the poorest towns in the district. Since all towns in the district pay the same per pupil charge, the plaintiffs allege that they must bear an inequitable tax burden. They seek to enjoin the present statutorily-mandated system and to have the Court order the regional board to devise a formula more favorable to them. The Superior Court dismissed the case as nonjusticiable, but the Connecticut Supreme Court reversed and remanded. The case was dismissed by the Superior Court in September 2003.

    Town of Andover v. Ryan is a case in which twelve municipalities have sought a mandamus to compel the Secretary of the Office of Policy and Management to certify to the Comptroller of the State the amount due each municipality under the provisions of Section 12-94b of the Connecticut General Statutes so that the grant amounts can be distributed. If applied to all municipalities, at issue is approximately $68 million in PILOT grants. This case was withdrawn on April 8, 2003.

    Town of Andover v. Wyman is a case in which fourteen municipalities have sought a mandamus to compel the Comptroller to pay them grants under the provisions of Section 13a-175 et seq. of the Connecticut General Statutes. If applied to all municipalities, at issue is approximately $12.5 million in town road aid. This case was withdrawn on April 8, 2003.

    State Employees Bargaining Agent Coalition v. Rowland is a Federal District Court case in which a purported class of laid off State employees have sued the Governor and the Secretary of the Office of Policy and Management alleging that they were laid off in violation of their constitutional rights. The plaintiffs claim back wages, damages, attorneys' fees and costs. The defendants have moved to dismiss the action, and that motion is currently pending.

    Rabin v. Wilson-Coker is a purported class action filed in the United States District Court pursuant to 42 U.S.C. section 1983 in which the plaintiffs assert that the defendant Commissioner of the Department of Social Services has violated federal law by implementing Public Act No. 03-02, which limits eligibility for Medicaid benefits under Connecticut's Husky A for Families coverage program to individuals with income of up to 100% of the federal poverty level. State law previously provided such benefits to individuals with income of up to 150% of the federal poverty level. The plaintiffs specifically claim that the Commissioner provided defective notices, that the plaintiffs were deprived of due process, and they are entitled to a continuation of benefits for a longer period of time than the state Act provides. The number of individuals alleged to be affected is approximately 30,000. On March 31, 2003, the Court issued a temporary restraining order enjoining the Commissioner from terminating the plaintiffs' continued receipt of Medicaid benefits under the Husky A for Families program unless and until they are given notice that complies with applicable law. On May 29, 2003, the Court denied the plaintiffs' motion for a preliminary injunction and entered summary judgment for the State defendants. The plaintiffs appealed to the United States Court of Appeals for the Second Circuit, which issued a stay in the form of an injunction enjoining the Commissioner from terminating the plaintiffs' continued receipt of Medicaid benefits under the Husky A for Families program until further order of that Court. The Court of Appeals heard argument on the merits of the case on August 4, 2003.

    On September 23, 1999 former State Treasurer Paul J. Silvester pleaded guilty in Federal District Court of Connecticut to charges of racketeering, bribery and money laundering. The guilty pleas related to solicitations, for himself and others, of bribes and rewards in return for directing investments of State pension funds. The office of the United States Attorney for Connecticut has stated that the investigation by his office is continuing. Representatives of the Internal Revenue Service and the Securities and Exchange Commission are also investigating. The Office of the Treasurer is cooperating with all investigations.

    In April 2000 former Assistant Treasurer George M. Gomes pleaded guilty to a mail fraud charge related to the matters under investigation. In response to concerns about the activities of the former Treasurer, Treasurer Denise L. Nappier proposed, and the General Assembly passed, legislation under Public Act No. 00-43 which requires additional oversight by the Investment Advisory Council over pension fund investments and increases public disclosure by firms providing investment services to the Treasurer's office.

                                                                    APPENDIX D

                      ADDITIONAL INFORMATION CONCERNING
                        NEW YORK MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in New York Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by New York State (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from official statements and updates to official statements relating to securities offerings of New York issuers. Citi New York Tax Free Reserves has not independently verified and is not responsible for the accuracy or timeliness of this information.

                           CURRENT ECONOMIC OUTLOOK

    The collapse of dot-com equity prices, and the implosion of the high-tech sector that followed, sent the stock market tumbling and precipitated heavy job losses in the State's manufacturing, trade, and finance industries during the first eight months of 2001. The destruction of the World Trade Center wrought catastrophe for the downstate economy, with the finance and travel and tourism industries being the hardest hit. The December 2001 collapse of Enron, the corporate governance scandals that followed, and finally, the run-up to the war in Iraq, further delayed the recovery in equity prices, leading to further financial sector layoffs, as well as reductions in bonuses. As a result of this barrage of negative events, the State recession extended beyond that of the nation.

    The New York State Index of Coincident Economic Indicators shows that the State economy began to emerge from recession in early 2003. With the State's labor market beginning to recover, the State's Division of the Budget ("DOB") has revised its 2003 forecast for total State employment growth marginally upward from a decline of 0.4% to a decline of 0.1%, on an annual average basis. Private sector job growth has similarly been revised up from a decline of 0.2% to a decline of 0.1%. Expected employment growth for 2004 has also been revised upward from 0.6% to 0.8%. Nevertheless, the estimate for the State's unemployment rate, which is often a lagging economic indicator, remains at 6.2% for both 2003 and 2004.

    The recovery of the State's financial sector continues. With the S&P 500 up over 13% since the end of 2002, recent months have seen an increase in merger and acquisition activity, as well as strong revenues from bond trading activity, although the latter are expected to weaken with the rise in long-term interest rates. The improved outlook for the financial market is expected to translate into higher bonus growth for the coming bonus season than was projected in July.

    The volatility of the financial markets remains a significant source of risk to the New York forecast. If the recent rise in equity prices and financial services activity fails to be sustained, industry profitability and associated compensation could be lower than anticipated. In addition, weaker than expected growth for both the national and international economies would, in turn, weaken the State's recovery. This would result in even slower employment and income growth than projected. In contrast, stronger financial services sector growth or stronger national and international growth could result in a healthier economic recovery for the State than projected.

2003-2004 FISCAL YEAR

    As of October, 2003, the State's 2003-2004 Financial Plan remained solidly balanced based on the availability of one-time Federal aid that was authorized after this year's budget was enacted. While these receipts help to ensure balance in the current year, the State continues to face a significant financial gap in 2004-2005.

    Revenue actions enacted by the Legislature over the Governor's objection continue to perform as the Executive had anticipated, with no appreciable receipt collections from several newly authorized sources. Moreover, while the potential for improved performance from the financial services sector shows some promise, the level of revenue from tax law changes has not materialized to the extent anticipated by the Legislature at the time of their enactment. At the same time, governmental spending on economically sensitive entitlement programs is running higher than expected as the State's economic recovery remains anemic. Taken together, these factors represent a fiscal challenge for the 2004-2005 fiscal year and beyond. As of October 30, 2003, the imbalance between anticipated receipts and disbursements for the 2004-2005 fiscal year was approximately $5 billion to $6 billion.

    A number of steps have been taken to address the State's fiscal situation. Aggressive austerity measures that require all State agencies to carefully scrutinize discretionary expenditures are in place, and a strict hiring freeze has been maintained. The Governor has also been working with legislative leaders on statutory measures to provide further savings this year and begin to address next year's gap.

    As indicated, the DOB projects the State will end the 2003-2004 fiscal year in balance after year-end reserve transactions. These transactions, totaling $730 million, are comprised of $710 million in the permanent rainy day fund (the Tax Stabilization Reserve Fund) and $20 million in the Contingency Reserve Fund.

2002-2003 FISCAL YEAR

    In its revised 2002-2003 Financial Plan dated February 28, 2003 (the "February Financial Plan"), the State projected a 2002-2003 budgetary imbalance of $2.4 billion in the General Fund attributable primarily to a projected revenue shortfall of $2.2 billion. The State achieved $700 million in administrative savings during the year to reduce the imbalance to $1.7 billion. To help close the remaining projected 2002-2003 imbalance, improve the State's cash flow position, and reduce the projected budget gaps in 2003-2004 and 2004-2005, the Governor proposed selling a portion of the State's future share of tobacco settlement payments to a statutorily created, bankruptcy-remote corporation. However, the State Legislature did not enact legislation authorizing the tobacco settlement sale during 2002-2003. Therefore, to eliminate the remaining $1.7 billion imbalance in 2002-2003 and maintain reserves at a level consistent with the February Financial Plan, the State implemented a contingency plan in which it deferred $1.9 billion in planned spending to 2003-2004.

    After these actions, the State ended the 2002-2003 fiscal year with available General Fund cash resources of $1.01 billion. The General Fund cash balance at year-end totaled $815 million, and the refund reserve account had $200 million in resources not budgeted for other purposes. The General Fund balance was comprised of $710 million in the Tax Stablilization Reserve Fund ("TSRF"), $20 million in the Contingency Reserve Fund ("CRF") to pay costs related to litigation against the State, and $85 million in the Community Projects Fund, which pays primarily for legislative "member items."

    The closing balance excluded amounts on deposit in the refund reserve account. The State ended the 2002-2003 fiscal year with $627 million on deposit in the refund reserve account, an increase of $200 million above budgeted levels. The refund reserve account is used to pay for tax refunds across fiscal years and to help accomplish other Financial Plan objectives, including the movement of resources from one year to the next. Changes to the refund reserve affect the level of reported personal income tax receipts.

    General Fund receipts and transfers from other funds totaled $37.4 billion in 2002-2003, a decrease of $2.3 billion from the February Financial Plan forecast. The February Financial Plan had counted on $1.9 billion in revenues from the tobacco settlement sale. General Fund disbursements and transfers to other funds totaled $37.6 billion, a decrease of $2.2 billion from the February Financial Plan. The substantial decline resulted from the deferral of $1.90 billion payments originally scheduled for 2002-2003 and $253 million in one-time savings. After adjusting for the payment deferrals, General Fund disbursements would have totaled $39.5 billion in 2002-2003 (a decrease of $1.7 billion or 4% from 2001-2002 results).

2001-2002 FISCAL YEAR

    The State ended its 2001-2002 fiscal year on March 31, 2002 in balance on a cash basis. There was no General Fund surplus reported by DOB. After year-end adjustments related to the refund reserve account, the closing balance in the General Fund was $1.03 billion, a decrease of $67 million from the 2000-2001 fiscal year. Of this balance, $710 million was held in the Tax Stabilization Reserve Fund (after a deposit of $83 million in fiscal year 2001-2002), $157 million in the Contingency Reserve Fund, $159 million in the Community Projects Fund ("CPF"), and $5 million in the Universal Pre-Kindergarten Fund. The closing fund balance excludes $1.68 billion on deposit in the refund reserve account at the end of the 2001-2002 fiscal year.

    General Fund receipts, including transfers from other funds, totaled $41.14 billion for the 2001-2002 fiscal year, an increase of $1.26 billion (3.3%) over fiscal year 2000-2001 results. Receipts results for fiscal year 2001-2002 reflect refund reserve transactions that had the effect of reducing personal income tax receipts in the 2001-2002 fiscal year and increasing them in the 2002-2003 fiscal year, as discussed previously in the AIS. In comparison to the 2001-2002 Financial Plan projected in January 2002 (the "January Financial Plan"), receipts were $1.3 billion lower than projected. When the refund reserve is adjusted for the set-aside of $1.07 billion for economic uncertainties, General Fund receipts and transfers from other funds totaled $42.21 billion, a decrease of $225 million from the January Financial Plan (the January Financial Plan also adjusted the refund reserve for a projected deposit of $1.13 billion for economic uncertainties). The decrease of $225 million in receipts reflected lower-than-expected personal income and business tax collections due from 2001 tax year liability.

    General Fund disbursements, including transfers to other funds, totaled $41.22 billion for the 2001-2002 fiscal year, an increase of $1.52 billion (3.8%) from the 2000-2001 fiscal year. In comparison to the January Financial Plan, disbursements were $233 million lower than projected. A portion of the lower amount of spending was attributable to the timing of payments, and these payments are expected to occur in the 2002-2003 fiscal year.

2000-2001 FISCAL YEAR

    The State ended its 2000-2001 fiscal year on March 31, 2001 in balance on a cash basis with a General Fund surplus of $2.73 billion as reported by DOB. After year-end adjustments described below, the closing balance in the General Fund was $1.10 billion, a decrease of $69 million from the 1999-2000 fiscal year. Of this balance, $627 million was held in the Tax Stabilization Reserve Fund (after a deposit of $80 million in fiscal year 2000-2001), $150 million in the Contingency Reserve Fund, $292 million in the Community Projects Fund, and $29 million in the Universal Pre-Kindergarten Fund.

    The closing fund balance excluded $3.52 billion on deposit in the tax refund reserve account at the end of the 2000-2001 fiscal year. The State retained $2.65 billion of the $3.52 billion balance for reserves, with $2.4 billion set aside for economic uncertainties and $250 million deposited into the Debt Reduction Reserve Fund in 2001-2002. The remaining balance of $865 million was comprised of $293 million in resources to pay for costs incurred in 2000-2001 but disbursed in 2001-2002, $521 million from the Local Government Assistance Corporation that was used to pay tax refunds during fiscal year 2001-2002 and $51 million in additional funds used to pay refunds related to the Earned Income Tax Credit and the Dependent Care Tax Credit.

    The 2000-2001 General Fund closing balance also excluded $1.2 billion that was on deposit in the School Tax Relief ("STAR") Special Revenue Fund at the end of the 2000-2001 fiscal year (to meet a portion of the STAR payments in fiscal year 2001-2002) and $250 million on deposit in the Debt Reduction Reserve Fund ("DRRF") for debt reduction in fiscal year 2001-2002.

    General Fund receipts, including transfers from other funds, totaled $39.88 billion for the 2000-2001 fiscal year, an increase of $2.49 billion (6.7%) over fiscal year 1999-2000 results. General Fund disbursements, including transfers to other funds, totaled $39.70 billion for the 2000-2001 fiscal year, an increase of $2.53 billion (6.8%) from the 1999-2000 fiscal year.

RATING AGENCIES' ACTIONS

    S&P, Moody's and Fitch assigned bond ratings of AA, A2 and AA-, respectively, to the State's general obligation bonds as of December 1, 2003. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.

                              PUBLIC AUTHORITIES

    The fiscal stability of the State is related in part to the fiscal stability of its public authorities, meaning public benefit corporations, created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 2002, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $104.7 billion, only a portion of which constitutes State-supported or State-related debt.

    The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for public authorities.

    Also, there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. As described below, the Metropolitan Transportation Authority ("MTA") receives the bulk of this money in order to provide transit and commuter services.

                    METROPOLITAN TRANSPORTATION AUTHORITY

    The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus services in the New York metropolitan area through the MTA's subsidiaries, the Long Island Rail Road Company, the Metro North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority ("TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the MTA may be required to seek additional State assistance, raise fares or take other actions.

    Since 1980, the State has enacted several taxes including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of one percent regional sales and use tax that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987, State law also has required that the proceeds of a one- quarter of one percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional petroleum business tax receipts to fund operating or capital assistance to the MTA. The 2000-2001 Enacted Budget initiated a five- year State transportation plan that included nearly $2.2 billion in dedicated revenue support for the MTA's 2000-2004 Capital Program. This capital commitment includes approximately $800 million of newly dedicated State petroleum business tax revenues, motor vehicle fees, and motor fuel taxes not previously dedicated to the MTA. State legislation accompanying the 2000-2001 Enacted Budget increased the aggregate bond cap for the MTA, TBTA and TA to $16.5 billion in order to finance a portion of the 2000-2004 Capital Programs.

    There can be no assurance that all the necessary governmental actions for the current or future capital programs will be taken or that funding sources currently identified will not be decreased or eliminated. As appropriate, the MTA and the Capital Plan Review Board may amend the 2000-2004 Capital Programs from time to time to reflect the level of funding available to pay for the capital projects anticipated to be undertaken during the time period covered by the approved programs. If the 2000-2004 Capital Programs are delayed or reduced, ridership and fare revenue may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance.

                                  LOCALITIES

THE CITY OF NEW YORK

    On June 30, 2003, the City submitted to the State Financial Control Board (the "Control Board") the Financial Plan for the 2003 through 2007 fiscal years, which relates to the City and certain entities which receive funds from the City, and which reflects changes as a result of the City's expense and capital budgets for the 2004 fiscal year which were adopted on June 27, 2003. The Financial Plan is a modification to the financial plans submitted to the Control Board on November 18, 2002, January 31, 2003 and April 23, 2003. The Financial Plan projects revenues and expenditures for the 2003 and 2004 fiscal years balanced in accordance with GAAP, and projects gaps of $2.0 billion, $3.2 billion, and $3.3 billion for fiscal years 2005, 2006, and 2007, respectively.

FISCAL OVERSIGHT

    In response to the City's fiscal crisis in 1975, the State took action to help the City return to fiscal stability. These actions included the establishment of the Municipal Assistance Corporation for the City of New York ("NYC MAC"), to provide the City with financing assistance; the New York State Financial Control Board ("FCB"), to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC"), to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily prescribed fiscal controls. The FCB terminated the control period in 1986 when certain statutory conditions were met. State law requires the FCB to reimpose a control period upon the occurrence or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

    The staffs of the FCB, OSDC, the City Comptroller and the Independent Budget Office issue periodic reports on the City's financial plans.

OTHER LOCALITIES

    Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2003-2004 fiscal year or thereafter.

    Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the Federal Government may reduce (or in some cases eliminate) Federal funding of some local programs or disallow certain claims which, in turn, may require local governments to fund these expenditures from their own resources. It is also possible that New York City, other localities, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.

                     DEBT AND OTHER FINANCING ACTIVITIES

2003-2004 BORROWING PLAN

    Section 22-c of the State Finance Law requires the Governor to submit the five-year Capital Programs and Financing Plan (the "Plan") with the Executive budget. The proposed 2003-2004 through 2007-2008 Capital Program and Financing Plan was released with the Executive Budget on January 29, 2003 and updated to reflect the 30-Day Amendments on February 28, 2003. The Plan is required to be updated by the later of July 30 or 90 days after the enactment of the State Budget.

    The State-supported issuance plan for 2003-2004 and the remaining years of the Capital Plan reflects the expectation that State Personal Income Tax Revenue Bonds will continue to be issued to finance certain programs previously authorized to be secured by service contract or lease-purchase payments.

    The State's 2003-2004 borrowing plan projects issuance of $248 million in general obligation bonds; $1.5 billion in Dedicated Highway and Bridge Trust Fund Bonds issued by the Thruway Authority to finance capital projects for transportation; $234 million in Mental Health Facilities Improvement Revenue Bonds issued by DASNY to finance capital projects at mental health facilities; $106 million in SUNY Dormitory Facilities Revenue Bonds to finance capital projects related to student dormitories; and $1.7 billion in State Personal Income Tax revenue Bonds to finance various capital programs. State Personal Income Tax Revenue Bond borrowing includes issuances by: (i) DASNY for school construction (RESCUE), university facilities (Jobs 2000), SUNY community colleges and State court facilities; (ii) the Thruway Authority for the Consolidated Highway Improvement Program; (iii) UDC (doing business as the Empire State Development Corporation) for prisons, youth facilities, sports facilities, homeland security, State facilities; Jobs Now Program; and equipment acquisitions (iv) the Environmental Facilities Corporation ("EFC") for State Environmental Infrastructure Projects, including Water Pollution Control and Pipeline for Jobs (Jobs 2000); and (v) HFA for housing programs. State Personal Income Tax Revenue Bonds for 2003-2004 also include the Community Enhancement Facilities Assistance Program ("CEFAP") for economic development purposes which may be issued by the Thruway Authority, DASNY, UDC and HFA; the Strategic Investment program ("SIP") for environmental, historic preservation, economic development, arts, and cultural purposes, which may be issued by DASNY, UDC and EFC and Regional Economic Development Programs, including the Empire Opportunity Fund program, the Gen*NY*sis biotechnology program, and the Community Capital Assistance Program which may be issued by DASNY and UDC.

DEBT REFORM ACT

    Chapter 59 of the Laws of 2000 enacted the Debt Reform Act of 2000 ("Debt Reform Act"). The Debt Reform Act is intended to improve the State's borrowing practices. The Debt Reform Act applies to all new State-supported debt issued on and after April 1, 2000 and imposes phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital works and purposes only, and established a maximum term of 30 years on such debt.

    The cap on new State-supported debt outstanding began at 0.75% of personal income in 2000-2001 and will gradually increase until it is fully phased-in at 4% of personal income in 2010-2011. Similarly, the cap on new State-supported debt service costs began at 0.75% of total governmental funds receipts in 2000-2001 and will gradually increase until it is fully phased in at 5% in 2013-2014.

    The Debt Reform Act requires that the limitations on the issuance of State-supported debt and debt service costs be calculated by October 31 of each year and reported in the quarterly Financial Plan update most proximate to such date. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The prohibition on issuing new State-supported debt if the caps are met or exceeded provides an incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

    Pursuant to the provisions of the Debt Reform Act, the most recent annual calculation of the limitations imposed by Debt Reform Act was reported in the Financial Plan Update most proximate to October 31, 2002. On October 30, 2002, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and then outstanding at 0.67% of personal income and debt service on such debt at 0.36% of total governmental receipts compared to the caps of 1.25% each. DOB expects that debt outstanding and debt service costs for the 2002-2003 and 2003-2004 fiscal years will also be within the statutory caps.

    The Debt Reform Act of 2000 imposed phased-in caps that limit new debt outstanding to 4% of personal income and new debt service costs to 5% of total governmental funds receipts. To immediately constrain State debt levels, the Act applies to all new State-supported debt issued on and after April 1, 2000 (excluding certain refunding bonds). Section 23 of the State Finance Law requires the calculation of the caps imposed by the Act to be submitted with the Financial Plan Update most proximate to October 31 of each year. For the 2002-2003 fiscal year, the debt outstanding and debt service caps are 1.65% each.

                                  LITIGATION

GENERAL

    The legal proceedings noted below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed by the State to be material, generally in excess of $100 million. These proceedings could adversely affect the state's finances in the 2003-2004 fiscal year or thereafter.

    Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2003-2004 Financial Plan. The State believes that the proposed 2003-2004 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2003-2004 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2003-2004 Financial Plan resources available for the payment of judgments, and could therefore adversely affect the ability of the State to maintain a balanced 2003-2004 Financial Plan.

STATE FINANCE POLICIES

    In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Chapter 1 requires, in part, that upon such conversion, assets representing 95% of the fair market value of the not-for-profit corporation be transferred to a fund designated as the "public asset fund" to be used for the purpose set forth in (S)7317 of the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which is returnable simultaneously with the motions to dismiss, on November 26, 2002.

    By decision dated February 28, 2003, the Supreme Court, New York, County, granted the defendants' motions to dismiss. In its decision, the Court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiffs' motion for a preliminary injunction. The plaintiffs and defendants have appealed from the February 28, 2003 decision. Plaintiffs served an amended complaint on April 1, 2003. On April 15, 2003, the defendants moved to dismiss the amended complaint.

LINE ITEM VETO

    In Silver v Pataki, the Speaker of the Assembly of the State of the New York challenges the Governor's application of his constitutional line item veto to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. By decision dated July 20, 2000, the Appellate Division reversed the January 7, 1999 order of the Supreme Court, New York County, and dismissed the petition. By opinion dated July 10, 2001, the Court of Appeals reversed the decision of the Appellate Division, holding that plaintiff has the capacity and standing to sue as a member of the Assembly. By order dated June 17, 2002, the Supreme Court, New York County, granted defendant's motion for summary judgment, dismissing the complaint. Plaintiff has appealed to the Appellate Division, First Department. On July 22, 2002, the Senate of the State of New York moved in Supreme Court to intervene and for reargument.

GAMING

    In Dalton, et al. v. Pataki, et al., plaintiffs seek a judgment declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, parts B, C and D of Chapter 383 of the Laws of 2001, which respectively authorize (1) the Governor to enter into tribal-state compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery to license the operation of video lottery terminals at certain race tracks in the State and (3) the Division of the Lottery to enter into a joint, multi jurisdiction and out-of-state lottery. Plaintiffs also seek to enjoin defendants from taking any action to implement the provisions of Chapter 383.

BUDGET PROCESS

    In Pataki v. McCall, et al., the Governor seeks a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills on August 2, 2001 and August 3, 2001 violated Article 7, sections 4 and 5 of the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other appropriation bills prior to taking action on the appropriation bills submitted by the Governor. The action also seeks to enjoin the approval of vouchers submitted pursuant to the budget bills enacted by the Senate and Assembly.

    By decision and order dated November 7, 2001, the Supreme Court, Albany County, granted the State Comptroller's motion to dismiss this action as against the Comptroller. The plaintiff has appealed from that order. By decision and order dated January 17, 2002, the Supreme Court, Albany County, granted summary judgment dismissing certain affirmative defenses and declaring the actions of the Legislature in enacting the budget bills as modified or proposed by the Legislature other than the Legislative and Judiciary budget bills an unconstitutional violation of Article VII of the State Constitution and denied defendants cross-motions for summary judgment. Defendants have appealed from the January 17, 2002 order to the Appellate Division, Third Department.

REAL PROPERTY CLAIMS

    On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida Counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

    In 1998, the United States filed a complaint in intervention in Oneida Indian Nation of New York. In December 1998, both the United States and the tribal plaintiffs moved for leave to amend their complaints to assert claims for 250,000 acres, including both monetary damages and ejectments, to add the State as a defendant, and to certify a class made up of all individuals who currently purport to hold title within said 250,000 acre area. On September 25, 2000, the District Court granted the motion to amend the complaint to the extent that it sought to add the State as a defendant and to assert money damages with respect to the 250,000 acres and denied the motion to certify a class of individual landowners and to seek the remedy of ejectment.

    In a decision dated March 29, 2002, the District Court granted, in part, plaintiff's motion to strike the State's defenses and counterclaims. The defenses that were dismissed may not be asserted as to liability, but may still be asserted with respect to damages. The District Court also denied the State's motion to dismiss for failure to join indispensable parties.

    Other Indian land claims include Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York, et al., both in the United States District Court for the Northern District of New York and Seneca Nation of Indians, et al. v. State, et al., in the United States District Court for the Western District of New York.

    In the Cayuga Indian Nation of New York case, plaintiffs seek monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the Court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the Federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February, 2000, at the conclusion of the damages phase of the trial in this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals for the Second Circuit. On October 1, 2003, the State served the United States Department of the Interior and the United States Department of Justice with a statement of claim asserting that the United States is jointly and severally liable with the State for the $248 million judgment and post-judgment interest. A statement of claim is a precursor to filing a proceeding in the United States Court of Claims.

    In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest. By decision dated July 28, 2003, the District Court granted, in most respects, a motion by plaintiffs to strike defenses and dismiss counterclaims contained in defendants' answers. By decision dated October 20, 2003, the District Court denied the State's motion for reconsideration of that portion of the July 28, 2003 decision which struck a counterclaim against the United States for contribution.

    In the Seneca Nation of Indians case, plaintiffs seek monetary damages and ejectment with regard to their claim of ownership of certain islands in the Niagara River and the New York State Thruway right of way where the Thruway crosses the Cattaraugus reservation in Erie and Chatauqua Counties. By order dated November 17, 1999, the District Court confirmed the July 12, 1999 magistrate's report, which recommended granting the State's motion to dismiss the federal government's damage claims. By decision and order dated June 21, 2002, the District Court granted summary judgment to defendants dismissing that portion of the action relating to the islands in the Niagara River. A judgment entered June 21, 2002 dismissed all aspects of this action. Plaintiff has appealed from the judgment to the U.S. Court of Appeals for the Second Circuit.

LOCAL GOVERNMENT ASSISTANCE CORPORATION

    In Local Government Assistance Corporation et al. v. Sales Tax Asset Receivable Corporation and The City of New York (Supreme Court, Albany County), the petitioners challenge, inter alia, the constitutionality of Public Authorities Law section 3238-a, which requires LGAC to annual transfer $170 million to The City of New York. Section 3238-a was enacted in 2003 as part of legislation (Part A4 of Chapter 62 and Part V of Chapter 63 of the Laws of 2003) authorizing the refinancing of debt incurred by the Municipal Assistance Corporation (the "MAC Refinancing Act"). By decision and order dated September 17, 2003, the Court held that the MAC Refinancing Act was constitutional. Petitioners have appealed from the decision and order to the Appellate Division, Third Department. By decision and order entered August 27, 2003, the Appellate Division, Third Department granted a preliminary injunction restraining defendants, inter alia, from issuing any bonds pursuant to the MAC Refinancing Act pending appeal.

SCHOOL AID

    In Campaign for Fiscal Equity, Inc., et al. v. State, et al. (Supreme Court, New York County), plaintiffs challenge the State's method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates Article 11, section 1 of the State Constitution and Title VI of the federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards.

    This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the federal and State constitutions and Title VI of the federal Civil Rights Act of 1964. It reversed dismissal of the claims under Article 11, section 1 of the State Constitution and implementing regulations of Title VI, and remanded these claims for trial.

    By decision dated January 9, 2001, following trial, the trial court held that the State's education funding mechanism does not provide New York City students with a "sound basic education" as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to Title VI of the Civil Rights Act of 1964. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court's decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

    By decision dated June 26, 2003, the Court of Appeals reversed that portion of the June 25, 2002 decision and order of the Appellate Division, First Department relating to the claims arising under the State Constitution. The Court held that the weight of the credible evidence supported the trial court's conclusion that New York City schoolchildren were not receiving the constitutionally mandated opportunity for a sound basic education and further held that the plaintiffs had established a causal link between the present education funding system and the failure to provide said sound basic education. The Court remitted the case to the trial court for further proceedings in accordance with its decision.

MEDICAID

    Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al. v. DeBuono, et al., St Luke's Nursing Center et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and Federal law.

    In a decision dated June 3, 2003, involving seven consolidated cases Matter of St. James Nursing Home v. DeBuono), the Supreme Court, Albany County, partially granted petitioners claims that the State violated the procedural requirements of the Boren Amendment and directed the State to recalculate the Medicaid rates associated with State Plan Amendment 95-23. The Court dismissed petitioners' claims as to the Medicaid rates associated with State Plan Amendments 95-24 and 96-24. The State has appealed from this decision.

    In related cases, New York Association of Homes and Services for the Aging, Inc. v. Novello, et al., Valley Health Services v. State and Charles T. Sitrin Health Care Center, Inc., et al. v SONY, et al., plaintiffs seek judgments declaring as unconstitutional, under provisions of the Constitutions of the Untied States and the State, amendments to Public Health Law (S)2907-d, enacted as part of Chapter 1 of the Laws of 2002, also known as the Health Care Workforce Recruitment & Retention Act of 2002, or "HCRA 2002," which impose a 6% assessment on nursing home gross receipts from patient care services and operating income. In a decision dated April 24, 2003, the Court granted summary judgment to defendants dismissing the Sitrin case. Plaintiffs have appealed from this decision.

EMPIRE CONVERSION

    In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Chapter 1 requires, in part, that upon such conversion, assets representing 95% of the fair market value of the not-for-profit corporation be transferred to a fund designated as the "public asset fund" to be used for the purpose set forth in (S)7317 of the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002.

    By decision dated February 28, 2003, the Supreme Court, New York County, granted the defendants' motions to dismiss. In its decision, the Court also granted plaintiffs leave to amend their complaint to assert a new cause of action and deferred decision on plaintiff's motion for a preliminary injunction. The plaintiffs and defendants have appealed from the February 28, 2003 decision. Plaintiffs served an amended complaint on April 1, 2003. On April 15, 2003, the defendants moved to dismiss the amended complaint. By decision dated October 1, 2003, the Court denied defendants' motion to dismiss, except for the motions to dismiss brought by the individually named members of the board of directors of Empire Healthchoice, Inc. The Court also declined to vacate the temporary restraining order directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account. Defendants intend to appeal this decision.

ADDITIONAL CONSIDERATIONS

    New York Municipal Obligations may also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from New York State and New York City personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers for such obligations.

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CONNECTICUT TAX FREE RESERVES)
KPMG LLP
757 Third Avenue, New York, NY 10017

LEGAL COUNSEL
Bingham McCutchen LLP
150 Federal Street, Boston, MA 02110

SERVICE AGENTS

FOR CITIGOLD CLIENTS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or in NY or CT (800) 285-1701, or for all other states, (800) 285-1707

FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citigroup Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer or Registered
Representative

FOR CITIGROUP ASSET MANAGEMENT CLIENTS:
Citigroup Asset Management
100 First Stamford Place, Stamford, CT 06902

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200

Smith Barney
333 West 34th Street, New York, NY
Call Your Financial Consultant

FOR CITIBANK CASH MANAGEMENT CLIENTS:
Citibank Cash Management
One Penns Way
New Castle, DE 19720

                                     Part C

Item 23.                       Exhibits.

            ******     a(1)  Amended and Restated Declaration of Trust of the
                             Registrant

                       a(2) Certificate of Amendment to the Amended and Restated Declaration of Trust

            ******     b     Amended and Restated By-Laws of the Registrant

            ******     d     Management Agreement between the Registrant and
                             Citi Fund Management Inc.

             *****     e(1)  Distribution Agreement between the Registrant and
                             Citigroup Global Markets Inc. (formerly Salomon
                             Smith Barney Inc.), as distributor

                       e(2) Fomr of Letter Agreement amending Appendix A to Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney, Inc.)

                 *     g(1)  Custodian Contract between the Registrant and
                             State Street Bank and Trust Company ("State
                             Street"), as custodian, and amendment thereto

             *****     g(2)  Letter Agreement adding Citi California Tax
                             Free Reserves, Citi Connecticut Tax Free Reserves,
                             Citi New York Tax Free Reserves and Citi Tax Free
                             Reserves to the Custodian Contract between the Registrant and State Street

                       h(1) Form of Sub-Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company ("State Street")

               ***     h(2)  Transfer Agency and Services Agreement with
                             Citicorp Trust Bank, fsb (formerly, Citi Fiduciary
                             Trust Company), as transfer agent

              ****     h(3)  Letter Agreement adding Citi Cash Reserves and Citi
                             U.S. Treasury Reserves to the Transfer Agency
                             Agreement with Citicorp Trust Bank, fsb (formerly,
                             Citi Fiduciary Trust Company)

                 +     h(4)  Letter Agreement adding Citi California Tax Free
                             Reserves, Citi Connecticut Tax Free Reserves, Citi
                             New York Tax Free Reserves and Citi Tax Free
                             Reserves to the Transfer Agency Agreement with
                             Citicorp Trust Bank, fsb (formerly Citi Fiduciary
                             Trust Company)

                 +     h(5)  Retirement Plan of the Registrant

             *****     i     Form of opinion and consent of counsel

                       j     Independent Auditors' Consents

            ******     m(1)  Service Plan for Class N shares

           *******     m(2)  Service Plan for Smith Barney Connecticut Money
                             Market Portfolio Class A shares of Citi Connecticut
                             Tax Free Reserves

                **     n     Multiple Class Plan of the Registrant

             *****     p(1)  Code of Ethics of the Registrant and Citi Fund
                             Management Inc.

             *****     p(2)  Code of Ethics of Citigroup Global Markets Inc.
                             (formerly Salomon Smith Barney Inc.)

                 +     q(1)  Powers of Attorney for the trustees of the
                             Registrant, U.S. Treasury Reserves Portfolio, Cash
                             Reserves Portfolio and Tax Free Reserves Portfolio

                 + and q(2)  Powers of Attorney for certain officers of the
        filed herewith       Registrant

                 + and q(3)  Powers of Attorney for certain officers of Cash
        filed herewith       Reserves Portfolio

                 + and q(4)  Powers of Attorney for certain officers of Tax Free
        filed herewith       Reserves Portfolio

                 + and q(5)  Powers of Attorney for certain officers of U.S.
        filed herewith       Treasury Reserves Portfolio

      * Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on August 22, 1996 and Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on August 22, 1996.

     ** Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 28, 1999 and Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 28, 1999.

    *** Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on November 1, 2000 and Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on November 1, 2000.

   **** Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 29, 2000 and Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 29, 2000.

  ***** Incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on June 15, 2001.

 ****** Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on October 18, 2001 and Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on October 18, 2001.

******* Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-39538) as filed with the Securities and Exchange Commission on December 21, 2001 and Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 21, 2001.

      + Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 2-91556) as filed with the Securities and Exchange Commission on December 23, 2002.

Item 24. Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 25. Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust, incorporated by reference herein; (b) Section 6 of the Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.), incorporated by reference herein; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26. Business and Other Connections of Investment Adviser.

         Manager - Citi Fund Management Inc. ("Citi Fund Management"). Citi Fund Management was incorporated in January, 2001 under the laws of the State of Delaware. Citi Fund Management is a wholly-owned subsidiary of Smith Barney Fund Management LLC, which is an indirect wholly-owned subsidiary of Citigroup Inc.

         Citi Fund Management is registered as an investment adviser under the Investment Advisers Act of 1940. The list required by this Item 26 of officers and directors of Citi Fund Management together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Part One of Form ADV filed by Citi Fund Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-60004).

Item 27. Principal Underwriters.

         (a) Citigroup Global Markets Inc. ("CGM") (formerly Salomon Smith Barney Inc.), the Registrant's distributor, is the distributor for Smith Barney Trust II, CitiFunds Institutional Trust and CitiFunds Premium Trust. CGM is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

         CGM is also the distributor for the following funds: Salomon Funds Trust, Smith Barney Allocation Series Inc., Smith Barney Trust II, Smith Barney Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund, Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Greenwich Street Series Fund, SB Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

         (b) The information required by this Item 27 with respect to each director, officer and partner of CGM is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

         (c) Not applicable.

Item 28. Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                                   ADDRESS

Citigroup Global Markets Inc.
(formerly Salomon Smith Barney Inc.)                   388 Greenwich Street
(distributor)                                          New York, NY 10013

State Street Bank and Trust                            225 Franklin Street
Company                                                Boston, MA 02110
(sub-transfer agent and custodian)

CitiCorp Trust Bank, fsb                               125 Broad Street
(transfer agent)                                       New York, NY 10004

Citi Fund Management Inc.                              100 First Stamford Place
(investment adviser)                                   Stamford, CT 06902

Item 29. Management Services.

         Not applicable.

Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and State of Connecticut on the 24th day of December, 2003.

                                 CITIFUNDS TRUST III

                                 By: /s/ Rosemary D. Emmens
                                 ---------------------------
                                 Rosemary D. Emmens
                                 Assistant Secretary

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 24, 2003.

                  Signature                                   Title
                  ---------                                   -----

     R. Jay Gerken*                            President, Principal Executive
-----------------------------                  Officer and Trustee
     R. Jay Gerken

     Andrew B. Shoup*                          Principal Financial Officer and
-----------------------------                  Principal Accounting Officer
     Andrew B. Shoup

     Elliott J. Berv*                          Trustee
-----------------------------
     Elliott J. Berv

     Donald M. Carlton*                        Trustee
-----------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                    Trustee
-----------------------------
     A. Benton Cocanougher

     Mark T. Finn*                             Trustee
-----------------------------
     Mark T. Finn

     Stephen Randolph Gross*                   Trustee
-----------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                      Trustee
-----------------------------
     Diana R. Harrington

     Susan B. Kerley*                          Trustee
-----------------------------
     Susan B. Kerley

     Alan G. Merten*                           Trustee
-----------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                     Trustee
-----------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                     Trustee
-----------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                      Trustee
-----------------------------
     Walter E. Robb, III


*By: /s/ Rosemary D. Emmens
         ------------------
         Rosemary D. Emmens
         Executed by Rosemary D.
         Emmens on behalf of those
         indicated pursuant to
         Powers of Attorney.

                                   SIGNATURES

Cash Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 24th day of December, 2003.

                                      CASH RESERVES PORTFOLIO

                                      By: /s/ Rosemary D. Emmens
                                          ----------------------
                                          Rosemary D. Emmens
                                          Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III has been signed below by the following persons in the capacities indicated below on December 24, 2003.

                  Signature                                   Title
                  ---------                                   -----

     R. Jay Gerken*                            President, Principal Executive
-----------------------------                  Officer and Trustee
     R. Jay Gerken

     Andrew B. Shoup*                          Principal Financial Officer and
-----------------------------                  Principal Accounting Officer
     Andrew B. Shoup

     Elliott J. Berv*                          Trustee
-----------------------------
     Elliott J. Berv

     Donald M. Carlton*                        Trustee
-----------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                    Trustee
-----------------------------
     A. Benton Cocanougher

     Mark T. Finn*                             Trustee
-----------------------------
     Mark T. Finn

     Stephen Randolph Gross*                   Trustee
-----------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                      Trustee
-----------------------------
     Diana R. Harrington

     Susan B. Kerley*                          Trustee
-----------------------------
     Susan B. Kerley

     Alan G. Merten*                           Trustee
-----------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                     Trustee
-----------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                     Trustee
-----------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                      Trustee
-----------------------------
     Walter E. Robb, III


*By: /s/ Rosemary D. Emmens
     ----------------------
     Rosemary D. Emmens
     Executed by Rosemary D.
     Emmens on behalf of those
     indicated pursuant to
     Powers of Attorney.

                                   SIGNATURES

U.S. Treasury Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 24th day of December, 2003.

                                               U.S. TREASURY RESERVES PORTFOLIO

                                               By: /s/ Rosemary D. Emmens
                                                   ----------------------
                                                   Rosemary D. Emmens
                                                   Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III has been signed below by the following persons in the capacities indicated below on December 24, 2003.

                  Signature                                   Title
                  ---------                                   -----

     R. Jay Gerken*                            President, Principal Executive
-----------------------------                  Officer and Trustee
     R. Jay Gerken

     Andrew B. Shoup*                          Principal Financial Officer and
-----------------------------                  Principal Accounting Officer
     Andrew B. Shoup

     Elliott J. Berv*                          Trustee
-----------------------------
     Elliott J. Berv

     Donald M. Carlton*                        Trustee
-----------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                    Trustee
-----------------------------
     A. Benton Cocanougher

     Mark T. Finn*                             Trustee
-----------------------------
     Mark T. Finn

     Stephen Randolph Gross*                   Trustee
-----------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                      Trustee
-----------------------------
     Diana R. Harrington

     Susan B. Kerley*                          Trustee
-----------------------------
     Susan B. Kerley

     Alan G. Merten*                           Trustee
-----------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                     Trustee
-----------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                     Trustee
-----------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                      Trustee
-----------------------------
     Walter E. Robb, III


*By: /s/ Rosemary D. Emmens
     ----------------------
     Rosemary D. Emmens
     Executed by Rosemary D.
     Emmens on behalf of those
     indicated pursuant to
     Powers of Attorney.

                                   SIGNATURES

Tax Free Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford and the State of Connecticut on the 24th day of December, 2003.

                                               TAX FREE RESERVES PORTFOLIO

                                               By: /s/ Rosemary D. Emmens
                                                   ----------------------
                                                   Rosemary D. Emmens
                                                   Assistant Secretary

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Trust III has been signed below by the following persons in the capacities indicated below on December 24, 2003.

                  Signature                                   Title
                  ---------                                   -----

     R. Jay Gerken*                            President, Principal Executive
-----------------------------                  Officer and Trustee
     R. Jay Gerken

     Andrew B. Shoup*                          Principal Financial Officer and
-----------------------------                  Principal Accounting Officer
     Andrew B. Shoup

     Elliott J. Berv*                          Trustee
-----------------------------
     Elliott J. Berv

     Donald M. Carlton*                        Trustee
-----------------------------
     Donald M. Carlton

     A. Benton Cocanougher*                    Trustee
-----------------------------
     A. Benton Cocanougher

     Mark T. Finn*                             Trustee
-----------------------------
     Mark T. Finn

     Stephen Randolph Gross*                   Trustee
-----------------------------
     Stephen Randolph Gross

     Diana R. Harrington*                      Trustee
-----------------------------
     Diana R. Harrington

     Susan B. Kerley*                          Trustee
-----------------------------
     Susan B. Kerley

     Alan G. Merten*                           Trustee
-----------------------------
     Alan G. Merten

     C. Oscar Morong, Jr.*                     Trustee
-----------------------------
     C. Oscar Morong, Jr.

     R. Richardson Pettit*                     Trustee
-----------------------------
     R. Richardson Pettit

     Walter E. Robb, III*                      Trustee
-----------------------------
     Walter E. Robb, III


*By: /s/ Rosemary D. Emmens
     ----------------------
     Rosemary D. Emmens
     Executed by Rosemary D.
     Emmens on behalf of those
     indicated pursuant to
     Powers of Attorney.

                                 EXHIBIT INDEX

Exhibit
No.:             Description:

a(2)             Certificate of Amendment to the Amended and Restated
                 Declaration of Trust

e(2) Form of Letter Agreement amending Appendix A to Distribution Agreement between the Registrant and Citigroup Global Markets Inc. (formerly Salomon Smith Barney Inc.)

h(1) Form of Sub-Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company ("State Street")

j                Independent Auditors' Consents

q Powers of Attorney for certain officers of the Registrant, Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio